WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 11.1%
Activision Blizzard, Inc. (a)	36,711	$1,942,746
Alphabet, Inc. - Class A (b)	2,849	3,479,028
Alphabet, Inc. - Class C (b)	5,442	6,633,798
Comcast Corp. - Class A	5,600	252,448
Facebook, Inc. - Class A (b)	54,971	9,789,235
Netflix, Inc. (b)	916	245,140
TripAdvisor, Inc. (b)	570	22,048
Twitter, Inc. (b)	3,720	153,264
		22,517,707
Consumer Discretionary - 18.5%
Alibaba Group Holding Ltd. - ADR (b)	38,986	6,519,629
Amazon.com, Inc. (b)	6,850	11,890,983
AutoZone, Inc. (b)	530	574,849
Booking Holdings, Inc. (b)	260	510,279
Burlington Stores, Inc. (b)	12,424	2,482,564
Carter's, Inc.	88	8,026
Chipotle Mexican Grill, Inc. (b)	70	58,833
Columbia Sportswear Co.	700	67,823
Dollar General Corp.	290	46,093
Domino's Pizza, Inc.	697	170,479
Dunkin' Brands Group, Inc.	410	32,538
Etsy, Inc. (a) (b)	2,140	120,910
Five Below, Inc. (b)	280	35,308
Grand Canyon Education, Inc. (b)	220	21,604
H&R Block, Inc. (a)	8,670	204,785
Hilton Worldwide Holdings, Inc.	2,910	270,950
Home Depot, Inc. (The)	4,716	1,094,206
Lowe's Cos., Inc.	1,720	189,131
lululemon athletica, Inc. (b)	15,903	3,061,804
McDonald's Corp.	960	206,122
NIKE, Inc. - Class B	7,380	693,130
NVR, Inc. (b)	135	501,842
O'Reilly Automotive, Inc. (b)	126	50,212
Planet Fitness, Inc. - Class A (b)	1,680	97,222
Pool Corp.	1,061	214,004

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 18.5% (Continued)
Roku, Inc. (a) (b)	700	$71,232
Skechers U.S.A., Inc. - Class A (b)	590	22,037
Starbucks Corp.	35,378	3,128,122
Target Corp.	3,590	383,807
TJX Cos., Inc. (The)	7,150	398,541
Ulta Beauty, Inc. (b)	4,069	1,019,895
Wyndham Destinations, Inc.	260	11,965
Yum China Holdings, Inc.	31,409	1,426,911
Yum! Brands, Inc.	16,564	1,878,854
		37,464,690
Consumer Staples - 6.9%
Church & Dwight Co., Inc.	60	4,514
Coca-Cola Co. (The)	48,738	2,653,297
Colgate-Palmolive Co.	21,799	1,602,444
Costco Wholesale Corp.	2,240	645,366
Danone S.A. - ADR (a)	122,770	2,152,170
Estée Lauder Cos., Inc. (The) - Class A	2,030	403,869
Monster Beverage Corp. (b)	55,223	3,206,247
PepsiCo, Inc.	4,090	560,739
Procter & Gamble Co. (The)	22,276	2,770,690
Sprouts Farmers Market, Inc. (b)	740	14,312
		14,013,648
Energy - 0.5%
Schlumberger Ltd.	27,630	944,117

Financials - 4.4%
American Express Co.	5,887	696,315
Aon plc	140	27,100
CME Group, Inc.	8,365	1,767,859
Eaton Vance Corp.	4,580	205,779
Evercore, Inc. - Class A	3,720	297,972
FactSet Research Systems, Inc. (a)	5,027	1,221,410
Kemper Corp.	2,270	176,946
LPL Financial Holdings, Inc.	5,790	474,201
Moody's Corp.	1,620	331,825
MSCI, Inc.	1,280	278,720

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 4.4% (Continued)
OneMain Holdings, Inc.	810	$29,711
Progressive Corp. (The)	1,900	146,775
S&P Global, Inc.	2,700	661,446
SEI Investments Co.	28,132	1,666,962
Synchrony Financial	11,272	384,262
Synovus Financial Corp.	260	9,298
T. Rowe Price Group, Inc.	320	36,560
Western Alliance Bancorp.	9,160	422,092
		8,835,233
Health Care - 15.0%
Abbott Laboratories	3,820	319,619
AbbVie, Inc.	11,162	845,187
ABIOMED, Inc. (b)	6,172	1,097,938
Alcon, Inc. (a) (b)	2,639	153,827
Amgen, Inc.	6,775	1,311,030
Boston Scientific Corp. (b)	8,416	342,447
Bristol-Myers Squibb Co.	770	39,047
Bruker Corp.	7,020	308,389
Cerner Corp.	24,246	1,652,850
Charles River Laboratories International, Inc. (b)	690	91,335
Chemed Corp.	820	342,407
DexCom, Inc. (b)	580	86,559
Edwards Lifesciences Corp. (b)	11,617	2,554,695
Eli Lilly & Co.	3,715	415,448
HCA Healthcare, Inc.	1,090	131,258
IDEXX Laboratories, Inc. (b)	380	103,333
Illumina, Inc. (b)	5,343	1,625,447
Incyte Corp. (b)	4,330	321,416
Intuitive Surgical, Inc. (b)	990	534,531
Johnson & Johnson	1,380	178,544
Masimo Corp. (b)	195	29,014
Merck & Co., Inc.	21,362	1,798,253
Novartis AG - ADR	13,223	1,149,079
Novo Nordisk A/S - ADR	38,719	2,001,772
Regeneron Pharmaceuticals, Inc. (b)	6,478	1,796,997
Roche Holding AG - ADR	15,681	571,572

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Stryker Corp.	970	$209,811
Thermo Fisher Scientific, Inc.	1,110	323,310
UnitedHealth Group, Inc.	13,117	2,850,587
Varian Medical Systems, Inc. (b)	8,864	1,055,614
Veeva Systems, Inc. - Class A (b)	17,927	2,737,273
Vertex Pharmaceuticals, Inc. (b)	1,060	179,585
West Pharmaceutical Services, Inc.	970	137,565
Zoetis, Inc.	24,230	3,018,817
		30,314,556
Industrials - 7.0%
AMETEK, Inc.	1,194	109,633
Armstrong World Industries, Inc.	2,951	285,362
Boeing Co. (The)	2,030	772,354
CoStar Group, Inc. (b)	4,380	2,598,216
Curtiss-Wright Corp.	6,040	781,394
Deere & Co.	11,653	1,965,628
Expeditors International of Washington, Inc.	27,125	2,015,116
Gardner Denver Holdings, Inc. (b)	2,210	62,521
HEICO Corp.	2,360	294,717
Hexcel Corp.	6,810	559,305
Honeywell International, Inc.	2,860	483,912
IDEX Corp.	1,970	322,844
Illinois Tool Works, Inc.	590	92,329
L3Harris Technologies, Inc.	650	135,616
Landstar System, Inc.	1,850	208,273
Lockheed Martin Corp.	1,220	475,873
MSC Industrial Direct Co., Inc. - Class A	2,470	179,149
Quanta Services, Inc.	2,760	104,328
Rollins, Inc.	465	15,843
Roper Technologies, Inc.	760	271,016
Union Pacific Corp.	13,659	2,212,485
Waste Management, Inc.	1,420	163,300
Woodward, Inc.	730	78,716
		14,187,930
Information Technology - 33.9%
Accenture plc - Class A	2,274	437,404

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 33.9% (Continued)
Adobe, Inc. (b)	1,980	$546,975
Akamai Technologies, Inc. (b)	2,110	192,812
Analog Devices, Inc.	1,788	199,773
ANSYS, Inc. (b)	850	188,156
Apple, Inc.	21,522	4,820,283
Arista Networks, Inc. (b)	40	9,557
Autodesk, Inc. (b)	20,131	2,973,349
Automatic Data Processing, Inc.	5,100	823,242
Black Knight, Inc. (b)	1,940	118,456
Booz Allen Hamilton Holding Corp.	680	48,294
Broadcom, Inc.	1,180	325,763
Cadence Design Systems, Inc. (b)	7,230	477,758
CDW Corp.	780	96,127
Cisco Systems, Inc.	55,635	2,748,925
Cypress Semiconductor Corp.	1,980	46,213
Dell Technologies, Inc. - Class C (b)	1,540	79,864
Entegris, Inc. (a)	1,130	53,178
EPAM Systems, Inc. (b)	10,120	1,845,078
Fair Isaac Corp. (b)	330	100,162
Fidelity National Information Services, Inc.	1,139	151,214
Fiserv, Inc. (b)	2,260	234,113
FleetCor Technologies, Inc. (b)	910	260,970
Fortinet, Inc. (b)	2,010	154,288
Global Payments, Inc.	560	89,040
Intuit, Inc.	1,680	446,779
Jabil, Inc.	22,830	816,629
Keysight Technologies, Inc. (b)	17,190	1,671,728
KLA Corp.	9,060	1,444,617
Lam Research Corp.	260	60,089
Manhattan Associates, Inc. (b)	1,290	104,064
Mastercard, Inc. - Class A	4,847	1,316,300
Microsoft Corp.	55,247	7,680,990
Monolithic Power Systems, Inc. (a)	430	66,921
Motorola Solutions, Inc.	400	68,164
National Instruments Corp.	1,590	66,764
NVIDIA Corp.	28,091	4,889,799

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 33.9% (Continued)
Oracle Corp.	85,887	$4,726,362
Palo Alto Networks, Inc. (b)	100	20,383
Paycom Software, Inc. (b)	360	75,416
PayPal Holdings, Inc. (b)	31,532	3,266,400
Proofpoint, Inc. (b)	8,631	1,113,831
QUALCOMM, Inc.	33,052	2,521,207
RingCentral, Inc. - Class A (b)	480	60,317
salesforce.com, Inc. (b)	17,822	2,645,498
ServiceNow, Inc. (b)	13,724	3,483,837
Teradata Corp. (a) (b)	760	23,560
Teradyne, Inc.	7,050	408,266
Texas Instruments, Inc.	6,655	860,092
Universal Display Corp.	350	58,765
VeriSign, Inc. (b)	780	147,131
Visa, Inc. - Class A (a)	65,017	11,183,574
Workday, Inc. - Class A (b)	14,689	2,496,542
Xilinx, Inc.	870	83,433
		68,828,452
Materials - 0.3%
NewMarket Corp.	530	250,207
Scotts Miracle-Gro Co. (The)	2,040	207,713
Sherwin-Williams Co. (The)	110	60,486
Vulcan Materials Co.	1,048	158,500
		676,906
Real Estate - 0.8%
American Tower Corp.	3,440	760,687
Crown Castle International Corp.	700	97,307
Equinix, Inc.	30	17,304
Equity LifeStyle Properties, Inc.	210	28,056
Life Storage, Inc.	1,630	171,818
Public Storage	510	125,088
SBA Communications Corp.	980	236,327
Simon Property Group, Inc.	430	66,930

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 0.8% (Continued)
Taubman Centers, Inc.	3,130	$127,798
		1,631,315

Total Common Stocks (Cost $123,260,915)		$199,414,554

MONEY MARKET FUNDS - 1.6%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.85% (c) (Cost $3,317,961)	3,317,961	$3,317,961

Total Investments at Value - 100.0% (Cost $126,578,876)		$202,732,515

Other Assets in Excess of Liabilities - 0.0% (d)		42,806

Net Assets - 100.0%		$202,775,321

ADR - American Depositary Receipt.

(a)	This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $13,583,625. Securities on loan are collateralized by various U.S. Treasury obligations in the amount of $13,968,933 (Note 5).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 5.5%
AT&T, Inc.	97,090	$3,673,885
CenturyLink, Inc. (a)	8,270	103,210
Cinemark Holdings, Inc. (a)	4,346	167,929
Comcast Corp. - Class A	54,818	2,471,195
Discovery, Inc. - Series C (b)	990	24,374
Interpublic Group of Cos., Inc. (The)	70,596	1,522,050
Sinclair Broadcast Group, Inc. - Class A (a)	370	15,814
Take-Two Interactive Software, Inc. (b)	450	56,403
Verizon Communications, Inc.	39,758	2,399,793
		10,434,653
Consumer Discretionary - 9.7%
Advance Auto Parts, Inc.	40	6,616
Aptiv plc	1,130	98,785
AutoZone, Inc. (b)	230	249,463
Best Buy Co., Inc.	1,010	69,680
Choice Hotels International, Inc.	162	14,412
Columbia Sportswear Co.	990	95,921
eBay, Inc.	4,492	175,098
Ford Motor Co.	214,253	1,962,558
Garmin Ltd.	4,460	377,717
General Motors Co.	680	25,486
Gildan Activewear, Inc. (a)	18,108	642,834
Grand Canyon Education, Inc. (b)	330	32,406
H&R Block, Inc. (a)	9,365	221,201
Home Depot, Inc. (The)	1,840	426,917
L Brands, Inc.	2,160	42,314
Lear Corp.	15,454	1,822,026
Lowe's Cos., Inc.	17,004	1,869,759
McDonald's Corp.	3,170	680,630
Mohawk Industries, Inc. (b)	10,078	1,250,378
Newell Brands, Inc. (a)	91,833	1,719,115
PVH Corp.	18,813	1,659,871
Skechers U.S.A., Inc. - Class A (b)	5,280	197,208
Target Corp.	23,206	2,480,953
Whirlpool Corp.	6,698	1,060,695

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Consumer Discretionary - 9.7% (Continued)
Williams-Sonoma, Inc. (a)	1,710	$116,246
Yum China Holdings, Inc.	10,792	490,281
Yum! Brands, Inc.	4,365	495,122
		18,283,692
Consumer Staples - 3.3%
Church & Dwight Co., Inc.	290	21,820
Coca-Cola Co. (The)	6,703	364,911
Colgate-Palmolive Co.	6,065	445,838
Flowers Foods, Inc.	4,560	105,473
General Mills, Inc.	180	9,922
Herbalife Nutrition Ltd. (b)	510	19,309
Kellogg Co.	3,729	239,961
Kimberly-Clark Corp.	3,042	432,116
Mondelēz International, Inc. - Class A	7,830	433,155
Philip Morris International, Inc.	10,050	763,097
Pilgrim's Pride Corp. (b)	2,660	85,240
Procter & Gamble Co. (The)	12,158	1,512,211
Spectrum Brands Holdings, Inc.	104	5,483
Walmart, Inc.	15,331	1,819,483
		6,258,019
Energy - 9.2%
Baker Hughes, a GE Co.	44,274	1,027,157
BP plc - ADR	41,547	1,578,371
Cenovus Energy, Inc. (a)	84,013	788,042
Chevron Corp.	7,089	840,755
ConocoPhillips	9,140	520,797
EOG Resources, Inc.	16,612	1,232,943
Exxon Mobil Corp.	30,917	2,183,049
Halliburton Co.	94,003	1,771,956
HollyFrontier Corp.	560	30,038
National Oilwell Varco, Inc.	81,943	1,737,192
Occidental Petroleum Corp.	1,500	66,705
ONEOK, Inc.	2,195	161,750
Phillips 66	19,522	1,999,053
Royal Dutch Shell plc - Class A - ADR (a)	22,295	1,312,061
Schlumberger Ltd.	34,736	1,186,929

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Valero Energy Corp.	11,734	$1,000,206
		17,437,004
Financials - 26.6%
Ally Financial, Inc.	520	17,243
American Express Co.	10,813	1,278,962
American International Group, Inc.	38,115	2,123,005
American National Insurance Co.	985	121,874
Arthur J. Gallagher & Co.	3,360	300,955
Assured Guaranty Ltd.	4,220	187,621
AXA Equitable Holdings, Inc. (a)	78,734	1,744,745
Axis Capital Holdings Ltd.	11,941	796,704
Bank of America Corp.	114,957	3,353,296
Bank of Hawaii Corp. (a)	1,305	112,139
Bank of New York Mellon Corp. (The)	150	6,782
BankUnited, Inc.	1,990	66,904
Berkshire Hathaway, Inc. - Class B (b)	6,676	1,388,742
BlackRock, Inc.	518	230,842
Brighthouse Financial, Inc. (b)	2,450	99,152
Brown & Brown, Inc.	3,710	133,783
Capital One Financial Corp.	24,790	2,255,394
Chubb Ltd.	12,846	2,073,857
Cincinnati Financial Corp.	1,320	154,004
CIT Group, Inc.	700	31,717
Citigroup, Inc.	41,006	2,832,694
Eaton Vance Corp.	2,570	115,470
Erie Indemnity Co. - Class A	10	1,857
Evercore, Inc. - Class A	3,950	316,395
Fidelity National Financial, Inc.	10,510	466,749
Fifth Third Bancorp	28,382	777,099
First American Financial Corp.	3,855	227,484
First Hawaiian, Inc.	7,100	189,570
First Horizon National Corp.	38,510	623,862
FNB Corp.	14,370	165,686
Fulton Financial Corp.	286	4,627
Genworth Financial, Inc. - Class A (b)	420	1,848
Goldman Sachs Group, Inc. (The)	5,590	1,158,416

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Financials - 26.6% (Continued)
Hanover Insurance Group, Inc. (The)	2,300	$311,742
Intercontinental Exchange, Inc.	2,315	213,605
Invesco Ltd. (a)	15,118	256,099
Jefferies Financial Group, Inc.	4,160	76,544
JPMorgan Chase & Co.	38,383	4,517,295
Kemper Corp.	5,207	405,886
KeyCorp	44,483	793,577
KKR & Co., Inc. - Class A	31,305	840,539
Legg Mason, Inc.	2,760	105,404
Mercury General Corp.	486	27,158
MetLife, Inc.	36,121	1,703,465
MFA Financial, Inc.	41,740	307,206
MGIC Investment Corp.	45,630	574,025
Morgan Stanley	43,205	1,843,557
Navient Corp.	640	8,192
New York Community Bancorp, Inc.	75,770	950,914
Northern Trust Corp.	19,451	1,815,167
OneMain Holdings, Inc.	8,060	295,641
PacWest Bancorp (a)	100	3,634
Popular, Inc.	9,500	513,760
Primerica, Inc.	650	82,700
Progressive Corp. (The)	3,130	241,793
Sterling Bancorp	10,720	215,043
Synchrony Financial	19,410	661,687
Synovus Financial Corp.	4,725	168,966
T. Rowe Price Group, Inc.	1,725	197,081
U.S. Bancorp	34,313	1,898,881
UBS Group AG (a)	28,654	324,077
Umpqua Holdings Corp.	20,420	336,113
Voya Financial, Inc.	26,156	1,423,933
Webster Financial Corp.	5,940	278,408
Wells Fargo & Co.	93,793	4,730,920
Western Alliance Bancorp.	12,095	557,338
Wintrust Financial Corp.	205	13,249
		50,053,077

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Health Care - 12.0%
Abbott Laboratories	8,910	$745,500
Amgen, Inc.	7,669	1,484,028
Anthem, Inc.	538	129,174
Baxter International, Inc.	1,570	137,328
Becton, Dickinson and Co.	490	123,950
Boston Scientific Corp. (b)	1,323	53,833
Bristol-Myers Squibb Co.	38,220	1,938,136
Bruker Corp.	3,420	150,241
Cardinal Health, Inc.	16,692	787,695
Cerner Corp.	2,080	141,794
Charles River Laboratories International, Inc. (b)	590	78,098
Cigna Corp.	3,894	591,070
CVS Health Corp.	46,693	2,944,929
Danaher Corp.	3,295	475,897
DENTSPLY SIRONA, Inc.	30	1,599
Eli Lilly & Co.	210	23,484
HCA Healthcare, Inc.	1,920	231,206
IQVIA Holdings, Inc. (b)	380	56,764
Johnson & Johnson	16,804	2,174,102
McKesson Corp.	11,395	1,557,241
Medtronic plc	22,970	2,495,001
Merck & Co., Inc.	18,488	1,556,320
Mylan N.V. (b)	58,659	1,160,275
Pfizer, Inc.	41,780	1,501,155
Teleflex, Inc.	10	3,398
Thermo Fisher Scientific, Inc.	1,423	414,478
UnitedHealth Group, Inc.	6,473	1,406,712
West Pharmaceutical Services, Inc.	395	56,019
		22,419,427
Industrials - 10.7%
3M Co.	580	95,352
AMETEK, Inc.	3,635	333,766
Clean Harbors, Inc. (b)	1,370	105,764
Copa Holdings, S.A. - Class A	2,571	253,886
Crane Co.	2,210	178,192
Curtiss-Wright Corp.	7,400	957,338

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Delta Air Lines, Inc.	1,760	$101,376
Dover Corp.	3,825	380,817
General Dynamics Corp.	6,577	1,201,815
General Electric Co.	468,525	4,188,614
GrafTech International Ltd. (a)	8,970	114,816
Hexcel Corp.	6,650	546,165
Honeywell International, Inc.	3,770	637,884
IDEX Corp.	540	88,495
ITT, Inc.	1,130	69,145
Johnson Controls International plc	32,982	1,447,580
MSC Industrial Direct Co., Inc. - Class A	1,550	112,421
nVent Electric plc	2,430	53,557
Oshkosh Corp.	460	34,868
Parker-Hannifin Corp.	4,183	755,492
Quanta Services, Inc.	5,000	189,000
Raytheon Co.	32	6,278
Republic Services, Inc.	2,095	181,322
Roper Technologies, Inc.	1,249	445,393
Stanley Black & Decker, Inc.	18,900	2,729,349
Timken Co. (The)	420	18,274
Union Pacific Corp.	20	3,240
United Airlines Holdings, Inc. (b)	1,680	148,529
United Technologies Corp.	13,841	1,889,573
Waste Management, Inc.	1,595	183,425
Watsco, Inc.	210	35,528
Westinghouse Air Brake Technologies Corp. (a)	33,423	2,401,777
Woodward, Inc.	2,030	218,895
		20,107,926
Information Technology - 8.0%
Akamai Technologies, Inc. (b)	600	54,828
Analog Devices, Inc.	2,950	329,604
Apple, Inc.	104	23,293
Broadcom, Inc.	160	44,171
Ciena Corp. (b)	3,440	134,951
Cisco Systems, Inc.	12,772	631,065
Cognizant Technology Solutions Corp. - Class A	25,602	1,542,905

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Information Technology - 8.0% (Continued)
Cypress Semiconductor Corp.	4,620	$107,831
Dell Technologies, Inc. - Class C (b)	2,020	104,757
Dolby Laboratories, Inc. - Class A	1,270	82,093
Fidelity National Information Services, Inc.	2,010	266,848
First Solar, Inc. (b)	1,420	82,374
Hewlett Packard Enterprise Co.	114,735	1,740,530
Intel Corp.	11,717	603,777
International Business Machines Corp.	12,097	1,759,145
Jabil, Inc.	21,950	785,151
Juniper Networks, Inc.	25,935	641,891
Keysight Technologies, Inc. (b)	730	70,993
LogMeIn, Inc.	1,100	78,056
Microsoft Corp.	1,900	264,157
Motorola Solutions, Inc.	300	51,123
Nuance Communications, Inc. (b)	4,730	77,146
Oracle Corp.	65,272	3,591,918
Qorvo, Inc. (b)	570	42,260
QUALCOMM, Inc.	21,665	1,652,605
Symantec Corp.	2,440	57,657
SYNNEX Corp.	460	51,934
Teradata Corp. (a) (b)	1,642	50,902
Teradyne, Inc.	3,160	182,996
VeriSign, Inc. (b)	160	30,181
		15,137,142
Materials - 2.7%
Air Products & Chemicals, Inc.	470	104,274
Amcor plc	6,164	60,099
Axalta Coating Systems Ltd. (b)	730	22,010
CF Industries Holdings, Inc.	1,590	78,228
Corteva, Inc.	41,129	1,151,612
Domtar Corp.	770	27,574
Dow, Inc.	640	30,496
DuPont de Nemours, Inc.	16,996	1,211,985
Eagle Materials, Inc. (a)	100	9,001
Ecolab, Inc.	420	83,177
Linde plc	7,507	1,454,255

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Martin Marietta Materials, Inc.	60	$16,446
NewMarket Corp.	570	269,091
Scotts Miracle-Gro Co. (The)	220	22,400
Sonoco Products Co. (a)	3,098	180,335
Valvoline, Inc.	10,080	222,062
Vulcan Materials Co.	1,403	212,190
		5,155,235
Real Estate - 3.8%
Apple Hospitality REIT, Inc.	10,890	180,556
AvalonBay Communities, Inc.	780	167,957
Boston Properties, Inc.	754	97,764
Brandywine Realty Trust	13,926	210,979
Brookfield Property REIT, Inc. - Class A (a)	60	1,223
Columbia Property Trust, Inc.	450	9,518
Corporate Office Properties Trust	1,090	32,460
Crown Castle International Corp.	970	134,840
CubeSmart	2,740	95,626
Duke Realty Corp.	740	25,138
EPR Properties	440	33,818
Equity Commonwealth	880	30,140
Equity Residential	1,870	161,306
Essex Property Trust, Inc.	290	94,729
Federal Realty Investment Trust	220	29,951
HCP, Inc.	63,133	2,249,428
Healthcare Trust of America, Inc. - Class A	2,790	81,970
Highwoods Properties, Inc.	5,630	253,012
Host Hotels & Resorts, Inc.	4,500	77,805
Hudson Pacific Properties, Inc.	1,310	43,833
Life Storage, Inc.	860	90,653
Newmark Group, Inc. - Class A (a)	714	6,469
Outfront Media, Inc.	10,460	290,579
Paramount Group, Inc.	3,810	50,864
Public Storage	550	134,899
Retail Properties of America, Inc. - Class A	4,860	59,875
Senior Housing Properties Trust	440	4,072
Service Properties Trust	6,550	168,925

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
Simon Property Group, Inc.	13,475	$2,097,383
UDR, Inc.	2,140	103,747
Vornado Realty Trust	290	18,464
Weingarten Realty Investors	2,794	81,389
		7,119,372
Utilities - 6.5%
Avangrid, Inc. (a)	15,169	792,580
Dominion Energy, Inc.	27,052	2,192,295
DTE Energy Co.	367	48,796
Duke Energy Corp.	1,212	116,182
Edison International	32,538	2,454,016
Entergy Corp.	22,424	2,631,681
Exelon Corp.	38,659	1,867,616
Hawaiian Electric Industries, Inc.	170	7,754
IDACORP, Inc.	2,160	243,367
MDU Resources Group, Inc.	21,370	602,420
National Fuel Gas Co. (a)	3,245	152,255
NextEra Energy, Inc.	1,720	400,743
NRG Energy, Inc.	17,240	682,704
Southern Co. (The)	1,680	103,774
Vistra Energy Corp.	1,480	39,560
		12,335,743

Total Common Stocks (Cost $166,195,699)		$184,741,290

MONEY MARKET FUNDS - 1.8%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.85% (c)	3,421,435	$3,421,435

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.8% (Continued)	Shares	Value
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.93% (c) (d)	3,700	$3,700
Total Money Market Funds (Cost $3,425,135)		$3,425,135

Total Investments at Value - 99.8% (Cost $169,620,834)		$188,166,425

Other Assets in Excess of Liabilities - 0.2%		373,025

Net Assets - 100.0%		$188,539,450

ADR - American Depositary Receipt.

(a)	This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $11,399,856 (Note 5).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $3,700. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,643,058 (Note 5).

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 1.4%
CarGurus, Inc. (a) (b)	2,070	$64,067
Cogent Communications Holdings, Inc.	7,310	402,780
IMAX Corp. (a)	790	17,341
Liberty TripAdvisor Holdings, Inc. - Series A (a)	2,320	21,831
National CineMedia, Inc.	3,290	26,978
Shenandoah Telecommunications Co.	1,122	35,646
Sinclair Broadcast Group, Inc. - Class A (b)	670	28,636
TechTarget, Inc. (a)	3,960	89,199
Vonage Holdings Corp. (a)	4,665	52,715
Yelp, Inc. (a)	2,173	75,511
		814,704
Consumer Discretionary - 10.6%
1-800-FLOWERS.COM, Inc. - Class A (a) (b)	910	13,463
American Eagle Outfitters, Inc.	5,820	94,400
BJ's Restaurants, Inc. (b)	8,073	313,554
Bloomin' Brands, Inc. (b)	2,690	50,922
Boot Barn Holdings, Inc. (a)	900	31,410
Boyd Gaming Corp. (b)	1,730	41,434
Career Education Corp. (a)	15,020	238,668
Cavco Industries, Inc. (a)	275	52,825
Chegg, Inc. (a)	25,666	768,697
Churchill Downs, Inc. (b)	150	18,518
Core-Mark Holding Co., Inc.	2,535	81,412
Cracker Barrel Old Country Store, Inc. (b)	350	56,928
Crocs, Inc. (a)	7,516	208,644
Deckers Outdoor Corp. (a)	965	142,202
Denny's Corp. (a)	220	5,008
Designer Brands, Inc. - Class A	220	3,766
Dine Brands Global, Inc. (b)	570	43,240
Eldorado Resorts, Inc. (a) (b)	190	7,575
Etsy, Inc. (a) (b)	1,335	75,428
Five Below, Inc. (a)	278	35,056
Fox Factory Holding Corp. (a)	1,335	83,089
Gentherm, Inc. (a)	830	34,101
Grand Canyon Education, Inc. (a)	259	25,434

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Consumer Discretionary - 10.6% (Continued)
Hibbett Sports, Inc. (a) (b)	550	$12,595
Hudson Ltd. - Class A (a)	210	2,577
Installed Building Products, Inc. (a)	1,720	98,625
Jack in the Box, Inc. (b)	965	87,931
K12, Inc. (a)	1,460	38,544
KB Home	130	4,420
Kontoor Brands, Inc. (b)	2,080	73,008
La-Z-Boy, Inc.	1,182	39,703
Malibu Boats, Inc. - Class A (a)	3,590	110,141
Monro, Inc.	630	49,776
Murphy USA, Inc. (a) (b)	110	9,383
National Vision Holdings, Inc. (a)	450	10,832
Planet Fitness, Inc. - Class A (a)	1,067	61,747
RCI Hospitality Holdings, Inc.	570	11,788
Rent-A-Center, Inc.	3,182	82,064
RH (a) (b)	10	1,708
Ruth's Hospitality Group, Inc.	4,175	85,233
Scientific Games Corp. (a) (b)	1,210	24,624
SeaWorld Entertainment, Inc. (a) (b)	4,055	106,727
Shutterstock, Inc. (a)	850	30,702
Skyline Champion Corp. (a)	37,830	1,138,306
Sleep Number Corp. (a)	1,079	44,584
Sotheby's (a) (b)	440	25,071
Standard Motor Products, Inc.	30	1,457
Steven Madden Ltd.	20,372	729,114
Strategic Education, Inc.	660	89,681
Texas Roadhouse, Inc. (b)	1,130	59,348
TopBuild Corp. (a)	7,710	743,475
Universal Electronics, Inc. (a)	266	13,539
Wingstop, Inc.	975	85,098
Winmark Corp.	455	80,257
WW International, Inc. (a)	110	4,160
Zumiez, Inc. (a)	180	5,702
		6,387,694
Consumer Staples - 6.2%
BJ's Wholesale Club Holdings, Inc. (a)	1,190	30,785

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Consumer Staples - 6.2% (Continued)
Boston Beer Co., Inc. (The) - Class A (a)	80	$29,126
Calavo Growers, Inc. (b)	4,622	439,922
Inter Parfums, Inc.	18,530	1,296,545
J & J Snack Foods Corp.	7,190	1,380,479
LifeVantage Corp. (a) (b)	3,790	51,923
Medifast, Inc. (b)	915	94,821
Performance Food Group Co. (a)	2,730	125,608
Sanderson Farms, Inc. (b)	1,190	180,083
Vector Group Ltd. (b)	6,740	80,273
		3,709,565
Energy - 1.2%
CVR Energy, Inc.	290	12,769
Select Energy Services, Inc. - Class A (a) (b)	83,617	724,123
		736,892
Financials - 6.4%
Artisan Partners Asset Management, Inc. - Class A	3,080	86,979
Axos Financial, Inc. (a) (b)	1,240	34,286
Banc of California, Inc.	39,430	557,540
Blucora, Inc. (a)	2,490	53,884
CenterState Bank Corp.	28,725	688,968
Enova International, Inc. (a)	4,110	85,283
Essent Group Ltd.	4,180	199,261
Evercore, Inc. - Class A	680	54,468
Federated Investors, Inc. - Class B	1,950	63,200
First Financial Bankshares, Inc. (b)	700	23,331
FirstCash, Inc.	600	55,002
Glacier Bancorp, Inc.	1,060	42,888
Goosehead Insurance, Inc. - Class A (b)	7,893	389,520
Hallmark Financial Services, Inc. (a)	100	1,913
Hamilton Lane, Inc. - Class A (b)	1,340	76,326
Kemper Corp.	480	37,416
Kinsale Capital Group, Inc.	531	54,858
Lakeland Financial Corp. (b)	1,180	51,896
LegacyTexas Financial Group, Inc.	2,030	88,366
LendingTree, Inc. (a) (b)	2,026	628,931
Meta Financial Group, Inc.	1,880	61,307

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 6.4% (Continued)
Moelis & Co. - Class A	235	$7,720
NMI Holdings, Inc. - Class A (a)	7,550	198,263
Piper Jaffray Cos.	140	10,567
Primerica, Inc.	800	101,784
Pzena Investment Management, Inc. - Class A	1,795	16,011
RLI Corp.	1,240	115,208
Silvercrest Asset Management Group, Inc. - Class A	441	5,424
Stock Yards Bancorp, Inc.	1,880	68,977
United Community Banks, Inc.	660	18,711
		3,878,288
Health Care - 25.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	2,540	91,415
Acceleron Pharma, Inc. (a)	860	33,979
Addus HomeCare Corp. (a)	870	68,974
Alder Biopharmaceuticals, Inc. (a)	580	10,939
Amedisys, Inc. (a)	1,105	144,766
Amicus Therapeutics, Inc. (a)	941	7,547
AMN Healthcare Services, Inc. (a)	720	41,443
AnaptysBio, Inc. (a) (b)	785	27,467
ArQule, Inc. (a) (b)	2,570	18,427
Arrowhead Pharmaceuticals, Inc. (a) (b)	5,214	146,931
Assembly Biosciences, Inc. (a) (b)	194	1,907
Audentes Therapeutics, Inc. (a) (b)	50	1,405
BioDelivery Sciences International, Inc. (a)	22,440	94,472
Biohaven Pharmaceutical Holding Co. Ltd. (a)	490	20,443
BioSpecifics Technologies Corp. (a)	90	4,817
BioTelemetry, Inc. (a)	16,955	690,577
Blueprint Medicines Corp. (a)	1,173	86,180
Cambrex Corp. (a)	12,635	751,783
CareDx, Inc. (a)	580	13,114
Catalyst Pharmaceutical Partners, Inc. (a) (b)	6,570	34,887
Chemed Corp.	264	110,238
Coherus Biosciences, Inc. (a)	1,490	30,187
CONMED Corp.	4,829	464,308
CorVel Corp. (a)	604	45,723
Cyclerion Therapeutics, Inc. (a) (b)	23	279

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Health Care - 25.7% (Continued)
Dicerna Pharmaceuticals, Inc. (a)	700	$10,052
Eagle Pharmaceuticals, Inc. (a) (b)	1,650	93,341
Editas Medicine, Inc. (a) (b)	280	6,367
Eiger BioPharmaceuticals, Inc. (a)	1,342	13,756
Emergent BioSolutions, Inc. (a) (b)	1,190	62,213
Enanta Pharmaceuticals, Inc. (a)	3,200	192,255
Ensign Group, Inc. (The)	540	25,612
Esperion Therapeutics, Inc. (a) (b)	2,980	109,247
Fate Therapeutics, Inc. (a)	480	7,454
G1 Therapeutics, Inc. (a) (b)	280	6,378
GenMark Diagnostics, Inc. (a)	5,140	31,148
Genomic Health, Inc. (a)	1,695	114,955
Glaukos Corp. (a) (b)	620	38,756
Global Blood Therapeutics, Inc. (a) (b)	990	48,035
Globus Medical, Inc. - Class A (a)	3,430	175,342
Haemonetics Corp. (a)	1,745	220,114
Halozyme Therapeutics, Inc. (a)	9,855	152,850
Hanger, Inc. (a)	2,787	56,799
HealthEquity, Inc. (a)	2,920	166,863
HealthStream, Inc. (a)	500	12,945
Heska Corp. (a) (b)	4,750	336,633
HMS Holdings Corp. (a)	8,014	276,203
Horizon Therapeutics plc (a)	1,850	50,376
Immunomedics, Inc. (a) (b)	566	7,505
Insmed, Inc. (a) (b)	1,655	29,194
Inspire Medical Systems, Inc. (a)	250	15,255
Integer Holdings Corp. (a)	11,165	843,628
Intercept Pharmaceuticals, Inc. (a) (b)	539	35,768
Iovance Biotherapeutics, Inc. (a) (b)	1,520	27,664
iRhythm Technologies, Inc. (a) (b)	640	47,430
Ironwood Pharmaceuticals, Inc. (a) (b)	5,022	43,114
Kura Oncology, Inc. (a) (b)	510	7,737
Lantheus Holdings, Inc. (a)	27,573	691,117
LeMaitre Vascular, Inc.	13,535	462,626
Ligand Pharmaceuticals, Inc. - Class B (a) (b)	400	39,816
LivaNova plc (a)	1,190	87,810

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Health Care - 25.7% (Continued)
Madrigal Pharmaceuticals, Inc. (a) (b)	120	$10,346
Medpace Holdings, Inc. (a)	10,290	864,772
Mesa Laboratories, Inc. (b)	4,195	997,446
NanoString Technologies, Inc. (a)	480	10,363
Natera, Inc. (a)	1,101	36,113
Neogen Corp. (a)	11,171	760,857
NeoGenomics, Inc. (a)	34,550	660,596
NovoCure Ltd. (a)	617	46,139
NuVasive, Inc. (a) (b)	820	51,972
Omnicell, Inc. (a)	2,140	154,658
Orthofix Medical, Inc. (a)	660	34,993
Pacira BioSciences, Inc. (a)	530	20,177
Portola Pharmaceuticals, Inc. (a) (b)	1,230	32,989
PRA Health Sciences, Inc. (a)	11,070	1,098,475
PTC Therapeutics, Inc. (a)	290	9,808
Puma Biotechnology, Inc. (a) (b)	2,450	26,374
Quidel Corp. (a) (b)	750	46,013
R1 RCM, Inc. (a)	5,620	50,187
RadNet, Inc. (a)	30	431
REGENXBIO, Inc. (a) (b)	1,318	46,921
Repligen Corp. (a) (b)	13,967	1,071,128
Rigel Pharmaceuticals, Inc. (a) (b)	11,320	21,168
STAAR Surgical Co. (a) (b)	2,220	57,232
Stemline Therapeutics, Inc. (a) (b)	2,110	21,965
Supernus Pharmaceuticals, Inc. (a)	1,090	29,953
Surmodics, Inc. (a)	920	42,081
Tabula Rasa HealthCare, Inc. (a) (b)	16,220	891,126
Tactile Systems Technology, Inc. (a)	11,697	495,017
Tandem Diabetes Care, Inc. (a)	690	40,696
Teladoc Health, Inc. (a) (b)	450	30,474
Tenet Healthcare Corp. (a)	636	14,068
Tivity Health, Inc. (a) (b)	720	11,974
U.S. Physical Therapy, Inc.	720	93,996
Ultragenyx Pharmaceutical, Inc. (a)	405	17,326
Vanda Pharmaceuticals, Inc. (a)	10,707	142,189
Veracyte, Inc. (a)	780	18,720

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Health Care - 25.7% (Continued)
Voyager Therapeutics, Inc. (a) (b)	860	$14,801
Xencor, Inc. (a) (b)	243	8,196
		15,470,306
Industrials - 15.8%
Advanced Drainage Systems, Inc.	2,060	66,476
Aerojet Rocketdyne Holdings, Inc. (a)	5,650	285,382
AeroVironment, Inc. (a) (b)	1,750	93,730
Albany International Corp. - Class A	1,600	144,256
Allegiant Travel Co.	90	13,469
Allied Motion Technologies, Inc.	550	19,421
ASGN, Inc. (a)	1,950	122,577
Astronics Corp. (a)	420	12,340
Atkore International Group, Inc. (a)	3,254	98,759
Avis Budget Group, Inc. (a) (b)	178	5,030
Axon Enterprise, Inc. (a) (b)	14,910	846,590
AZZ, Inc.	850	37,026
Barnes Group, Inc.	1,590	81,949
Barrett Business Services, Inc.	985	87,488
Blue Bird Corp. (a) (b)	110	2,094
Brady Corp. - Class A	1,155	61,273
Brink's Co. (The)	1,510	125,254
Builders FirstSource, Inc. (a)	4,620	95,057
CECO Environmental Corp. (a) (b)	950	6,636
Chart Industries, Inc. (a) (b)	1,020	63,607
Cimpress N.V. (a) (b)	860	113,382
Comfort Systems USA, Inc.	934	41,311
Continental Building Products, Inc. (a)	2,780	75,866
CRA International, Inc.	520	21,824
CSW Industrials, Inc.	1,340	92,500
Deluxe Corp.	1,160	57,026
Douglas Dynamics, Inc.	500	22,285
DXP Enterprises, Inc. (a)	90	3,125
EMCOR Group, Inc.	2,160	186,019
Exponent, Inc.	2,566	179,364
Federal Signal Corp.	3,990	130,633
Forward Air Corp.	1,345	85,703

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 15.8% (Continued)
Foundation Building Materials, Inc. (a)	2,080	$32,219
Franklin Electric Co., Inc.	2,350	112,354
FTI Consulting, Inc. (a)	1,359	144,040
Generac Holdings, Inc. (a)	2,285	179,006
Gorman-Rupp Co. (The)	507	17,639
Great Lakes Dredge & Dock Corp. (a)	6,920	72,314
H&E Equipment Services, Inc.	390	11,255
Harsco Corp. (a) (b)	1,520	28,819
Heidrick & Struggles International, Inc.	960	26,208
Heritage-Crystal Clean, Inc. (a)	365	9,673
Herman Miller, Inc.	2,235	103,011
Hillenbrand, Inc.	2,680	82,758
Insperity, Inc.	1,592	157,004
John Bean Technologies Corp.	1,510	150,138
Kforce, Inc.	380	14,377
Kimball International, Inc. - Class B	2,075	40,048
Korn Ferry	2,080	80,371
Kratos Defense & Security Solutions, Inc. (a) (b)	50,750	943,696
L.B. Foster Co. - Class A (a)	300	6,501
Marten Transport Ltd.	20,490	425,782
Masonite International Corp. (a)	110	6,380
MasTec, Inc. (a) (b)	2,970	192,842
McGrath RentCorp	110	7,655
Mercury Systems, Inc. (a)	9,875	801,554
Meritor, Inc. (a)	3,070	56,795
Mobile Mini, Inc.	100	3,686
MSA Safety, Inc.	730	79,650
Mueller Industries, Inc.	2,758	79,099
MYR Group, Inc. (a)	331	10,357
Navistar International Corp. (a)	130	3,654
Proto Labs, Inc. (a)	110	11,231
Raven Industries, Inc. (b)	1,974	66,050
Rexnord Corp. (a)	1,870	50,584
Saia, Inc. (a) (b)	7,932	743,229
Simpson Manufacturing Co., Inc.	290	20,117
SiteOne Landscape Supply, Inc. (a) (b)	9,765	722,806

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 15.8% (Continued)
Tennant Co.	570	$40,299
Tetra Tech, Inc. (b)	3,300	286,307
Trex Co., Inc. (a) (b)	1,457	132,485
TriNet Group, Inc. (a)	2,317	144,094
Universal Forest Products, Inc. (b)	820	32,702
Universal Logistics Holdings, Inc.	440	10,243
Vectrus, Inc. (a)	705	28,658
Vicor Corp. (a) (b)	990	29,225
Watts Water Technologies, Inc. - Class A	60	5,624
		9,479,991
Information Technology - 26.2%
Acacia Communications, Inc. (a)	1,650	107,910
ACI Worldwide, Inc. (a)	3,140	98,361
Alarm.com Holdings, Inc. (a)	460	21,454
Alteryx, Inc. - Class A (a)	40	4,297
Ambarella, Inc. (a)	460	28,904
AppFolio, Inc. - Class A (a) (b)	4,252	404,535
Badger Meter, Inc.	1,080	57,996
Blackbaud, Inc.	890	80,403
BlackLine, Inc. (a)	610	29,164
Box, Inc. - Class A (a) (b)	33,620	556,747
Cabot Microelectronics Corp.	3,786	534,621
Cardtronics plc - Class A (a)	2,470	74,693
Cass Information Systems, Inc.	733	39,575
Cision Ltd. (a)	260	1,999
CommVault Systems, Inc. (a)	617	27,586
Cornerstone OnDemand, Inc. (a)	2,208	121,043
CSG Systems International, Inc.	1,510	78,037
Diodes, Inc. (a)	4,020	161,403
Endava plc (a)	10,950	414,458
Enphase Energy, Inc. (a) (b)	3,010	66,912
Envestnet, Inc. (a)	317	17,974
ePlus, Inc. (a)	15	1,141
EVERTEC, Inc.	4,325	135,027
EVO Payments, Inc. - Class A (a)	36,387	1,023,202
ExlService Holdings, Inc. (a)	773	51,760

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Information Technology - 26.2% (Continued)
Fair Isaac Corp. (a)	249	$75,576
Five9, Inc. (a)	2,840	152,622
HubSpot, Inc. (a)	100	15,161
I3 Verticals, Inc. - Class A (a)	18,860	379,463
II-VI, Inc. (a) (b)	2,220	78,166
Inphi Corp. (a) (b)	1,040	63,492
Insight Enterprises, Inc. (a) (b)	2,618	145,797
Itron, Inc. (a)	120	8,875
j2 Global, Inc. (b)	3,030	275,185
Lattice Semiconductor Corp. (a)	6,270	114,647
MAXIMUS, Inc.	16,903	1,305,925
Mimecast Ltd. (a)	24,175	862,322
Nanometrics, Inc. (a) (b)	1,885	61,489
NIC, Inc.	5,492	113,410
Novanta, Inc. (a)	680	55,570
NVE Corp.	1,037	68,805
OSI Systems, Inc. (a)	1,170	118,825
Park Aerospace Corp. (b)	1,930	33,891
Paylocity Holding Corp. (a)	320	31,226
Pegasystems, Inc.	24,265	1,651,234
Perficient, Inc. (a)	2,730	105,323
Perspecta, Inc.	1,730	45,188
Power Integrations, Inc.	430	38,885
Progress Software Corp.	5,130	195,248
Proofpoint, Inc. (a)	45	5,807
PROS Holdings, Inc. (a)	1,060	63,176
QAD, Inc. - Class A	180	8,312
Qualys, Inc. (a) (b)	13,800	1,042,867
Rapid7, Inc. (a)	205	9,305
Rogers Corp. (a)	625	85,444
Rubicon Project, Inc. (The) (a)	570	4,965
Sanmina Corp. (a)	3,490	112,064
Science Applications International Corp. (b)	1,760	153,736
Semtech Corp. (a)	1,820	88,470
Silicon Laboratories, Inc. (a)	7,210	802,833
SPS Commerce, Inc. (a)	4,970	233,938

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Information Technology - 26.2% (Continued)
Telaria, Inc. (a)	239	$1,651
TTEC Holdings, Inc.	693	33,181
Unisys Corp. (a)	2,398	17,817
Upland Software, Inc. (a)	580	20,219
Verint Systems, Inc. (a)	3,290	140,746
Viavi Solutions, Inc. (a)	1,690	23,668
Vishay Precision Group, Inc. (a)	50	1,637
WNS Holdings Ltd. - ADR (a)	28,654	1,683,422
Workiva, Inc. (a)	23,465	1,028,471
Xperi Corp.	1,210	25,023
Yext, Inc. (a) (b)	2,990	47,511
		15,769,790
Materials - 1.9%
Balchem Corp.	533	52,868
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	840	0
Ingevity Corp. (a)	665	56,419
Innospec, Inc.	1,000	89,140
Materion Corp.	1,724	105,784
Myers Industries, Inc. (b)	1,025	18,091
Neenah, Inc.	79	5,144
PolyOne Corp.	1,190	38,854
Quaker Chemical Corp. (b)	4,640	733,770
Worthington Industries, Inc.	450	16,223
		1,116,293
Real Estate - 1.5%
CareTrust REIT, Inc. (b)	440	10,342
Cushman & Wakefield plc (a)	1,350	25,016
EastGroup Properties, Inc.	1,397	174,653
First Industrial Realty Trust, Inc.	2,250	89,010
GEO Group, Inc. (The)	735	12,745
Monmouth Real Estate Investment Corp.	820	11,816
National Health Investors, Inc.	280	23,069
Newmark Group, Inc. - Class A (b)	3,080	27,905
NexPoint Residential Trust, Inc.	210	9,820
PS Business Parks, Inc.	890	161,936

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Real Estate - 1.5% (Continued)
RMR Group, Inc. (The) - Class A	2,870	$130,527
Ryman Hospitality Properties, Inc.	2,990	244,611
Tanger Factory Outlet Centers, Inc. (b)	570	8,824
		930,274
Utilities - 0.4%
American States Water Co.	800	71,888
Otter Tail Corp.	3,200	172,000
TerraForm Power, Inc. - Class A	1,300	23,693
		267,581

Total Common Stocks (Cost $47,681,965)		$58,561,378

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.5%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.85% (e)	1,621,909	$1,621,909
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.93% (e) (f)	1,062,917	1,062,917
Total Money Market Funds (Cost $2,684,826)		$2,684,826

Total Investments at Value - 101.8% (Cost $50,366,791)		$61,246,204

Liabilities in Excess of Other Assets - (1.8%)		(1,063,188)

Net Assets - 100.0%		$60,183,016

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $12,645,643 (Note 1).
(c)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of September 30, 2019, representing 0.0% of net assets (Note 1).
(d)	Illiquid security. The total value of such securities is $0 as of September 30, 2019, representing 0.0% of net assets.
(e)	The rate shown is the 7-day effective yield as of September 30, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $1,062,917. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,781,656 (Note 5).

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 1.4%
Cincinnati Bell, Inc. (a) (b)	7,613	$38,598
Entravision Communications Corp. - Class A (b)	3,780	12,020
IDT Corp. - Class B (a)	4,900	51,597
Lee Enterprises, Inc. (a) (b)	18,930	38,617
Liberty Latin America Ltd. - Class A (a)	418	7,135
Liberty Latin America Ltd. - Class C (a)	1,101	18,822
Marcus Corp. (The) (b)	820	30,348
MSG Networks, Inc. - Class A (a) (b)	40	649
National CineMedia, Inc.	54,660	448,212
New Media Investment Group, Inc. (b)	3,995	35,196
Saga Communications, Inc. - Class A	361	10,740
Scholastic Corp. (b)	3,490	131,782
WideOpenWest, Inc. (a) (b)	850	5,236
		828,952
Consumer Discretionary - 9.1%
Aaron's, Inc.	2,080	133,661
Adient plc	50	1,148
Adtalem Global Education, Inc. (a)	7,320	278,819
American Axle & Manufacturing Holdings, Inc. (a) (b)	570	4,685
American Eagle Outfitters, Inc.	12,522	203,107
Beazer Homes USA, Inc. (a)	3,430	51,107
Boyd Gaming Corp. (b)	1,080	25,866
Century Communities, Inc. (a) (b)	1,730	52,990
Chico's FAS, Inc.	1,034	4,167
Citi Trends, Inc.	3,800	69,540
Core-Mark Holding Co., Inc.	5,570	178,881
Designer Brands, Inc. - Class A (b)	6,428	110,047
Dine Brands Global, Inc. (b)	230	17,448
Ethan Allen Interiors, Inc.	6,110	116,701
Express, Inc. (a) (b)	2,500	8,600
Flexsteel Industries, Inc.	1,679	24,883
Fossil Group, Inc. (a) (b)	8,590	107,461
Genesco, Inc. (a) (b)	4,849	194,057
G-III Apparel Group Ltd. (a) (b)	860	22,162
Habit Restaurants, Inc. (The) - Class A (a) (b)	5,400	47,196

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Discretionary - 9.1% (Continued)
Helen of Troy Ltd. (a)	575	$90,655
Hibbett Sports, Inc. (a) (b)	7,568	173,307
Jack in the Box, Inc. (b)	3,285	299,329
K12, Inc. (a)	4,296	113,414
KB Home	9,090	309,060
Kontoor Brands, Inc. (b)	3,810	133,732
La-Z-Boy, Inc.	4,220	141,750
M.D.C. Holdings, Inc.	9,520	410,311
M/I Homes, Inc. (a)	5,340	201,051
Meritage Homes Corp. (a)	5,295	372,502
Michaels Companies, Inc. (The) (a) (b)	2,510	24,573
Office Depot, Inc.	18,315	32,143
Penn National Gaming, Inc. (a) (b)	1,130	21,046
Rent-A-Center, Inc.	9,050	233,400
Rocky Brands, Inc.	380	12,627
Sally Beauty Holdings, Inc. (a) (b)	1,028	15,307
Signet Jewelers Ltd. (b)	3,318	55,610
Sleep Number Corp. (a)	110	4,545
Sonic Automotive, Inc. - Class A	200	6,282
Standard Motor Products, Inc.	3,691	179,198
Strategic Education, Inc.	762	103,541
Taylor Morrison Home Corp. - Class A (a)	4,535	117,638
Tilly's, Inc. - Class A (b)	5,157	48,682
Universal Electronics, Inc. (a)	800	40,720
Vera Bradley, Inc. (a) (b)	5,970	60,297
WW International, Inc. (a)	5,922	223,970
Zumiez, Inc. (a)	3,750	118,781
		5,195,997
Consumer Staples - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	4,210	108,913
Edgewell Personal Care Co. (a)	550	17,869
Hostess Brands, Inc. (a)	6,180	86,427
Ingles Markets, Inc. - Class A (b)	1,400	54,404
Inter Parfums, Inc.	150	10,496
Lancaster Colony Corp.	90	12,479
Natural Grocers by Vitamin Cottage, Inc. (a)	23,160	231,368

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Staples - 2.2% (Continued)
Sanderson Farms, Inc. (b)	1,440	$217,915
Universal Corp.	3,430	187,998
Vector Group Ltd. (b)	28,086	334,510
		1,262,379
Energy - 3.4%
Amplify Energy Corp.	15,904	98,128
Archrock, Inc.	15,693	156,459
Bonanza Creek Energy, Inc. (a) (b)	3,890	87,097
C&J Energy Services, Inc. (a) (b)	3,870	41,525
California Resources Corp. (a) (b)	1,640	16,728
CONSOL Energy, Inc. (a) (b)	3,670	57,362
CVR Energy, Inc. (b)	1,230	54,157
Delek US Holdings, Inc.	2,760	100,188
Denbury Resources, Inc. (a) (b)	4,170	4,962
Dril-Quip, Inc. (a) (b)	1,440	72,259
Earthstone Energy, Inc. - Class A (a)	2,310	7,508
Forum Energy Technologies, Inc. (a)	26,520	41,106
FTS International, Inc. (a) (b)	4,770	10,685
Golar LNG Ltd. (b)	1,290	16,757
Gulfport Energy Corp. (a)	7,850	21,274
Hallador Energy Co.	7,110	25,738
Helix Energy Solutions Group, Inc. (a) (b)	1,830	14,750
Laredo Petroleum, Inc. (a) (b)	69,390	167,229
McDermott International, Inc. (a) (b)	1,930	3,899
Nabors Industries Ltd. (b)	19,880	37,176
NACCO Industries, Inc. - Class A (b)	1,230	78,609
Oasis Petroleum, Inc. (a) (b)	7,123	24,646
Oil States International, Inc. (a) (b)	2,540	33,782
Overseas Shipholding Group, Inc. - Class A (a)	4,272	7,476
Panhandle Oil and Gas, Inc. - Class A (b)	7,520	105,129
PDC Energy, Inc. (a) (b)	3,400	94,350
Peabody Energy Corp.	2,228	32,796
Ring Energy, Inc. (a) (b)	37,980	62,287
SandRidge Energy, Inc. (a)	3,225	15,158
SEACOR Holdings, Inc. (a)	3,450	162,391
SemGroup Corp. - Class A	310	5,065

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Energy - 3.4% (Continued)
SM Energy Co. (b)	1,550	$15,020
Southwestern Energy Co. (a) (b)	14,290	27,580
Talos Energy, Inc. (a)	2,350	47,776
Transocean Ltd. (a) (b)	241	1,077
Unit Corp. (a) (b)	2,260	7,639
W&T Offshore, Inc. (a)	18,950	82,812
Whiting Petroleum Corp. (a) (b)	1,660	13,330
World Fuel Services Corp.	2,730	109,035
		1,960,945
Financials - 32.6%
American Equity Investment Life Holding Co.	1,600	38,720
AMERISAFE, Inc.	1,910	126,270
Artisan Partners Asset Management, Inc. - Class A	15,100	426,423
Associated Banc-Corp.	1,148	23,247
BancFirst Corp.	7,670	425,071
Bancorp, Inc. (The) (a)	10,110	100,089
Banner Corp.	910	51,115
Berkshire Hills Bancorp, Inc.	1,664	48,739
Blucora, Inc. (a)	2,490	53,884
Boston Private Financial Holdings, Inc.	1,700	19,814
Brookline Bancorp, Inc.	46,458	684,327
Capitol Federal Financial, Inc.	13,814	190,357
Carolina Financial Corp.	2,320	82,453
Cathay General Bancorp	17,441	605,814
CenterState Bank Corp. (b)	5,955	142,831
City Holding Co. (b)	1,624	123,830
CNO Financial Group, Inc.	10,078	159,535
Columbia Banking System, Inc.	3,620	133,578
Community Bank System, Inc.	3,660	225,785
CVB Financial Corp.	16,600	346,442
Dime Community Bancshares, Inc.	3,554	76,091
Donegal Group, Inc. - Class A	5,375	78,798
Employers Holdings, Inc.	12,120	528,189
Enova International, Inc. (a)	13,495	280,021
Enterprise Financial Services Corp.	3,232	131,704
Essent Group Ltd.	15,120	720,770

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 32.6% (Continued)
FBL Financial Group, Inc. - Class A	2,312	$137,587
Federated Investors, Inc. - Class B	5,570	180,524
First BanCorp.	23,650	236,027
First Citizens BancShares, Inc. - Class A	601	283,402
First Commonwealth Financial Corp.	360	4,781
First Community Bancshares, Inc.	1,670	54,058
First Defiance Financial Corp.	15,886	460,138
First Financial Corp.	1,911	83,071
First Merchants Corp.	7,040	264,950
First Midwest Bancorp, Inc.	4,950	96,426
Fulton Financial Corp.	14,830	239,949
Genworth Financial, Inc. - Class A (a)	57,410	252,604
Glacier Bancorp, Inc.	4,657	188,422
Global Indemnity Ltd.	3,439	85,872
Great Western Bancorp, Inc.	4,620	152,460
Hallmark Financial Services, Inc. (a)	106	2,028
Hancock Whitney Corp.	7,886	301,994
Heritage Commerce Corp.	2,980	35,030
Home BancShares, Inc.	12,060	226,668
Hope Bancorp, Inc.	14,810	212,375
IBERIABANK Corp.	4,040	305,182
Independent Bank Corp.	3,018	64,329
International Bancshares Corp.	8,700	335,994
Invesco Mortgage Capital, Inc.	3,800	58,178
Investors Bancorp, Inc.	18,510	210,274
LegacyTexas Financial Group, Inc.	1,325	57,677
Luther Burbank Corp.	5,700	64,581
Mercantile Bank Corp.	2,798	91,774
Meridian Bancorp, Inc.	10,295	193,031
Meta Financial Group, Inc. (b)	820	26,740
MGIC Investment Corp.	18,915	237,951
Mr. Cooper Group, Inc. (a) (b)	7,450	79,119
MutualFirst Financial, Inc.	370	11,662
National Bank Holdings Corp. - Class A	7,555	258,305
National General Holdings Corp.	9,440	217,309
National Western Life Group, Inc. - Class A	1,195	320,702

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 32.6% (Continued)
NBT Bancorp, Inc. (b)	3,828	$140,067
NMI Holdings, Inc. - Class A (a)	9,429	247,606
Northfield Bancorp, Inc. (b)	3,432	55,118
Northrim BanCorp, Inc.	2,560	101,555
OFG Bancorp	1,470	32,193
On Deck Capital, Inc. (a)	6,810	22,882
OP Bancorp	4,291	41,966
Oppenheimer Holdings, Inc. - Class A	3,720	111,823
Oritani Financial Corp.	2,150	38,044
Orrstown Financial Services, Inc. (b)	830	18,177
PennyMac Mortgage Investment Trust (b)	8,150	181,174
Provident Financial Services, Inc.	10,450	256,339
Pzena Investment Management, Inc. - Class A	13,116	116,995
Radian Group, Inc.	44,406	1,014,233
Renasant Corp.	11,190	391,762
Republic Bancorp, Inc. - Class A	4,233	183,924
RLI Corp.	1,500	139,365
S&T Bancorp, Inc. (b)	3,187	116,421
Selective Insurance Group, Inc.	2,340	175,945
Simmons First National Corp. - Class A (b)	12,800	318,720
Stifel Financial Corp.	3,600	206,568
Stock Yards Bancorp, Inc.	6,470	237,384
TCF Financial Corp.	7,161	272,619
Third Point Reinsurance Ltd. (a)	12,663	126,503
TPG RE Finance Trust, Inc. (b)	470	9,325
TrustCo Bank Corp.	15,690	127,874
Trustmark Corp.	14,969	510,593
UMB Financial Corp.	200	12,916
United Bankshares, Inc.	11,790	446,487
United Community Banks, Inc.	9,700	274,995
United Community Financial Corp.	2,080	22,422
Univest Financial Corp.	2,300	58,673
Waddell & Reed Financial, Inc. - Class A (b)	4,060	69,751
Washington Federal, Inc.	18,310	677,287
WesBanco, Inc.	2,920	109,120
		18,721,897

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 2.9%
Acorda Therapeutics, Inc. (a)	1,900	$5,453
Akorn, Inc. (a)	950	3,610
Anika Therapeutics, Inc. (a)	1,840	100,997
Assertio Therapeutics, Inc. (a)	510	653
Coherus Biosciences, Inc. (a)	320	6,483
CONMED Corp.	1,960	188,454
Evolent Health, Inc. - Class A (a) (b)	3,760	27,034
Hanger, Inc. (a)	13,698	279,166
HMS Holdings Corp. (a)	7,020	241,945
Integer Holdings Corp. (a)	2,985	225,547
Ligand Pharmaceuticals, Inc. - Class B (a) (b)	840	83,614
LivaNova plc (a)	565	41,691
Mallinckrodt plc (a) (b)	7,320	17,641
National HealthCare Corp.	2,103	172,131
Owens & Minor, Inc.	330	1,917
Tivity Health, Inc. (a) (b)	10,740	178,606
Triple-S Management Corp. - Class B (a)	7,113	95,314
		1,670,256
Industrials - 17.3%
AAR Corp.	3,540	145,883
Aerojet Rocketdyne Holdings, Inc. (a)	5,820	293,968
AeroVironment, Inc. (a) (b)	995	53,292
ArcBest Corp.	3,090	94,090
ASGN, Inc. (a)	3,100	194,866
AZZ, Inc.	6,180	269,201
Barnes Group, Inc.	5,852	301,612
Blue Bird Corp. (a)	8,340	158,752
BMC Stock Holdings, Inc. (a)	16,020	419,403
Brady Corp. - Class A	3,231	171,405
Builders FirstSource, Inc. (a)	5,780	118,924
CBIZ, Inc. (a)	2,290	53,815
CECO Environmental Corp. (a)	2,300	16,066
Columbus McKinnon Corp.	1,450	52,824
CSW Industrials, Inc.	3,933	271,495
Curtiss-Wright Corp.	1,630	210,873
Deluxe Corp.	500	24,580

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 17.3% (Continued)
Ducommun, Inc. (a)	1,640	$69,536
DXP Enterprises, Inc. (a)	2,550	88,536
Echo Global Logistics, Inc. (a)	1,060	24,009
EMCOR Group, Inc.	4,942	425,605
Encore Wire Corp.	1,690	95,113
Ennis, Inc.	2,480	50,121
EnPro Industries, Inc.	100	6,865
Exponent, Inc.	2,136	149,306
Federal Signal Corp.	10,203	334,046
Foundation Building Materials, Inc. (a)	10,330	160,012
Franklin Electric Co., Inc.	5,750	274,908
FTI Consulting, Inc. (a)	5,855	620,572
Gibraltar Industries, Inc. (a)	200	9,188
Graham Corp.	4,454	88,456
H&E Equipment Services, Inc.	1,920	55,411
Heidrick & Struggles International, Inc.	17,589	480,180
Heritage-Crystal Clean, Inc. (a)	4,730	125,345
Herman Miller, Inc.	4,320	199,109
Hertz Global Holdings, Inc. (a) (b)	2,026	28,040
Hillenbrand, Inc.	7,380	227,894
ICF International, Inc.	820	69,265
Kelly Services, Inc. - Class A (b)	3,000	72,660
Kimball International, Inc. - Class B	4,268	82,372
L.B. Foster Co. - Class A (a)	6,690	144,972
McGrath RentCorp	100	6,959
Mercury Systems, Inc. (a)	2,810	228,088
Moog, Inc. - Class A	1,222	99,129
Mueller Industries, Inc.	11,290	323,797
Navistar International Corp. (a)	4,050	113,846
NOW, Inc. (a) (b)	11,370	130,414
R.R. Donnelley & Sons Co. (b)	100	377
Rush Enterprises, Inc. - Class A	2,410	92,978
Scorpio Bulkers, Inc.	1,129	6,864
SkyWest, Inc.	7,395	424,473
SP Plus Corp. (a)	2,805	103,785
Team, Inc. (a) (b)	100	1,805

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 17.3% (Continued)
Tetra Tech, Inc. (b)	3,230	$280,235
TriMas Corp. (a)	8,730	267,575
TrueBlue, Inc. (a)	886	18,695
UniFirst Corp.	2,040	398,044
Universal Forest Products, Inc. (b)	6,480	258,422
Vectrus, Inc. (a)	1,840	74,796
Veritiv Corp. (a)	2,420	43,754
Vicor Corp. (a) (b)	1,240	36,605
Wabash National Corp.	7,040	102,150
Watts Water Technologies, Inc. - Class A	1,880	176,212
Wesco Aircraft Holdings, Inc. (a)	900	9,909
		9,931,482
Information Technology - 11.1%
Acacia Communications, Inc. (a)	670	43,818
ACI Worldwide, Inc. (a) (b)	1,870	58,578
Ambarella, Inc. (a)	189	11,876
Anixter International, Inc. (a)	3,600	248,832
Belden, Inc.	2,820	150,419
Cardtronics plc - Class A (a)	4,270	129,125
Cirrus Logic, Inc. (a)	7,221	386,901
Comtech Telecommunications Corp.	6,650	216,125
CSG Systems International, Inc.	1,470	75,970
CTS Corp.	10,510	340,103
Diodes, Inc. (a)	16,455	660,668
Fabrinet (a)	70	3,661
FormFactor, Inc. (a)	350	6,526
Insight Enterprises, Inc. (a) (b)	5,579	310,694
KBR, Inc. (b)	9,100	223,314
KEMET Corp.	1,726	31,379
Knowles Corp. (a)	10,940	222,520
Monotype Imaging Holdings, Inc.	1,950	38,630
Nanometrics, Inc. (a) (b)	8,473	276,389
NeoPhotonics Corp. (a)	19,340	117,781
NVE Corp.	2,488	165,079
OSI Systems, Inc. (a)	2,140	217,338
Park Aerospace Corp.	4,230	74,279

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 11.1% (Continued)
Perficient, Inc. (a)	7,380	$284,720
Perspecta, Inc.	15,510	405,121
Progress Software Corp.	6,233	237,228
Rogers Corp. (a)	1,059	144,776
Sanmina Corp. (a)	15,894	510,355
Semtech Corp. (a)	2,450	119,095
SYNNEX Corp.	1,830	206,607
Tech Data Corp. (a)	2,261	235,687
Unisys Corp. (a)	6,939	51,557
Veeco Instruments, Inc. (a)	790	9,227
Verint Systems, Inc. (a)	2,785	119,142
Vishay Precision Group, Inc. (a)	1,108	36,276
Xperi Corp. (b)	280	5,790
		6,375,586
Materials - 2.9%
Cleveland-Cliffs, Inc. (b)	3,590	25,920
Commercial Metals Co.	2,790	48,490
Greif, Inc. - Class A (b)	2,805	106,281
Innophos Holdings, Inc.	2,493	80,923
Innospec, Inc.	1,190	106,076
Intrepid Potash, Inc. (a) (b)	1,450	4,742
Kaiser Aluminum Corp.	1,432	141,725
Kronos Worldwide, Inc.	3,210	39,708
Materion Corp.	5,933	364,048
P.H. Glatfelter Co.	490	7,541
PolyOne Corp.	2,020	65,953
Ryerson Holding Corp. (a)	3,230	27,552
SunCoke Energy, Inc. (a) (b)	22,130	124,813
Trecora Resources (a)	4,500	40,590
Tredegar Corp.	4,750	92,720
Tronox Holdings plc - Class A (b)	590	4,897
UFP Technologies, Inc. (a)	2,591	100,013
Verso Corp. - Class A (a)	5,480	67,843
Warrior Met Coal, Inc.	9,240	180,364
Worthington Industries, Inc.	350	12,618
		1,642,817

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Real Estate - 11.2%
Acadia Realty Trust (b)	430	$12,289
Alexander & Baldwin, Inc.	5,500	134,805
Armada Hoffler Properties, Inc.	1,220	22,070
CareTrust REIT, Inc.	6,020	141,500
CatchMark Timber Trust, Inc. - Class A	4,672	49,850
Chatham Lodging Trust (b)	4,860	88,209
CoreCivic, Inc.	15,710	271,469
Cushman & Wakefield plc (a)	200	3,706
DiamondRock Hospitality Co. (b)	18,710	191,778
First Industrial Realty Trust, Inc. (b)	13,180	521,401
Franklin Street Properties Corp.	6,710	56,767
Gladstone Commercial Corp.	2,130	50,055
Healthcare Realty Trust, Inc.	7,760	259,960
Lexington Realty Trust	25,920	265,680
Monmouth Real Estate Investment Corp.	8,190	118,018
National Health Investors, Inc.	1,621	133,554
Office Properties Income Trust (b)	18,380	563,162
Park Hotels & Resorts, Inc. (b)	2,908	72,604
Pebblebrook Hotel Trust (b)	6,780	188,620
Piedmont Office Realty Trust, Inc. - Class A (b)	15,050	314,244
PS Business Parks, Inc.	644	117,176
RE/MAX Holdings, Inc. - Class A	6,877	221,164
Retail Opportunity Investments Corp.	1,020	18,595
Rexford Industrial Realty, Inc.	8,620	379,452
RLJ Lodging Trust	30,890	524,820
Sabra Health Care REIT, Inc. (b)	7,420	170,363
Senior Housing Properties Trust	30,397	281,324
STAG Industrial, Inc. (b)	1,807	53,270
Summit Hotel Properties, Inc.	11,790	136,764
Sunstone Hotel Investors, Inc.	31,490	432,673
Terreno Realty Corp.	140	7,153
Urban Edge Properties	2,210	43,736
Washington Real Estate Investment Trust	5,930	162,245
Xenia Hotels & Resorts, Inc. (b)	19,880	419,866
		6,428,342

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Utilities - 5.1%
ALLETE, Inc.	3,570	$312,055
American States Water Co. (b)	2,072	186,190
Artesian Resources Corp. - Class A	4,199	155,363
Avista Corp.	2,860	138,539
Black Hills Corp.	1,040	79,799
Clearwater Energy, Inc. - Class A	26,730	463,498
El Paso Electric Co.	1,480	99,278
MGE Energy, Inc.	2,081	166,209
New Jersey Resources Corp. (b)	940	42,507
ONE Gas, Inc.	5,422	521,108
Otter Tail Corp.	3,635	195,381
PNM Resources, Inc.	2,990	155,719
Portland General Electric Co.	4,085	230,271
SJW Group	300	20,487
York Water Co. (The) (b)	3,454	150,802
		2,917,206

Total Common Stocks (Cost $55,279,865)		$56,935,859

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.85% (c)	312,557	$312,557
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.93% (c) (d)	373,488	373,488
Total Money Market Funds (Cost $686,045)		$686,045

Total Investments at Value - 100.4% (Cost $55,965,910)		$57,621,904

Liabilities in Excess of Other Assets - (0.4%)		(210,753)

Net Assets - 100.0%		$57,411,151

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $6,868,121 (Note 1).
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $373,488. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $6,652,162 (Note 5).

See accompanying notes to Schedules of Investments.

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 9.2%
A.H. Belo Corp. - Class A	90	$338
Activision Blizzard, Inc. (a)	4,613	244,120
Actua Corp. (b) (c) (d)	100	28
Alphabet, Inc. - Class C (b)	4,073	4,964,986
AMC Entertainment Holdings, Inc. - Class A (a)	107	1,145
AMC Networks, Inc. - Class A (a) (b)	356	17,501
AT&T, Inc.	48,128	1,821,163
Boingo Wireless, Inc. (b)	750	8,325
Cars.com, Inc. (b)	575	5,164
CBS Corp. - Class B	2,353	94,991
CenturyLink, Inc. (a)	6,072	75,779
Charter Communications, Inc. - Class A (b)	1,218	501,961
Cinemark Holdings, Inc. (a)	775	29,946
Cogent Communications Holdings, Inc.	200	11,020
Comcast Corp. - Class A	27,208	1,226,536
Consolidated Communications Holdings, Inc. (a)	501	2,385
Discovery, Inc. - Series A (a) (b)	798	21,251
DISH Network Corp. - Class A (b)	1,469	50,049
E.W. Scripps Co. (The) - Class A (a)	526	6,985
Electronic Arts, Inc. (b)	1,940	189,771
Facebook, Inc. - Class A (b)	15,049	2,679,926
Fox Corp. - Class A	2,196	69,251
Gannett Co., Inc.	1,050	11,277
GCI Liberty, Inc. - Class A (b)	681	42,270
Gray Television, Inc. (a) (b)	500	8,160
IAC/InterActiveCorp (a) (b)	450	98,087
IDT Corp. - Class B (b)	2,496	26,283
Interpublic Group of Cos., Inc. (The)	1,552	33,461
Iridium Communications, Inc. (a) (b)	910	19,365
John Wiley & Sons, Inc. - Class A	200	8,788
Liberty Broadband Corp. - Series A (b)	1,381	144,341
Liberty Media Corp. - Liberty Braves - Series A (b)	360	10,019
Liberty Media Corp. - Liberty Formula One - Series A (b)	600	23,754
Liberty Media Corp. - Liberty SiriusXM - Series A (b)	2,252	93,616
Liberty TripAdvisor Holdings, Inc. - Series A (b)	790	7,434

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Communication Services - 9.2% (Continued)
Lions Gate Entertainment Corp. - Class B (b)	1,033	$9,028
Live Nation Entertainment, Inc. (b)	1,137	75,429
Loral Space & Communications, Inc. (b)	300	12,420
Madison Square Garden Co. (The) - Class A (b)	93	24,507
Marcus Corp. (The) (a)	100	3,701
Match Group, Inc. (a)	595	42,507
Meredith Corp. (a)	300	10,998
MSG Networks, Inc. - Class A (a) (b)	581	9,424
National CineMedia, Inc.	500	4,100
Netflix, Inc. (b)	2,752	736,490
New Media Investment Group, Inc. (a)	301	2,652
New York Times Co. (The) - Class A (a)	1,050	29,904
News Corp. - Class A	2,853	39,714
Nexstar Media Group, Inc. - Class A (a)	399	40,822
Omnicom Group, Inc.	844	66,085
Rosetta Stone, Inc. (b)	300	5,220
Scholastic Corp. (a)	325	12,272
Shenandoah Telecommunications Co.	300	9,531
Sinclair Broadcast Group, Inc. - Class A (a)	425	18,165
Sirius XM Holdings, Inc. (a)	14,709	92,005
Spok Holdings, Inc. (a)	400	4,776
Sprint Corp. (a) (b)	5,547	34,225
Take-Two Interactive Software, Inc. (b)	625	78,338
TechTarget, Inc. (b)	800	18,020
TEGNA, Inc. (a)	1,725	26,789
Telephone & Data Systems, Inc.	700	18,060
T-Mobile US, Inc. (b)	2,125	167,386
Travelzoo (a) (b)	100	1,069
TripAdvisor, Inc. (b)	634	24,523
Twitter, Inc. (b)	5,300	218,360
United States Cellular Corp. (b)	300	11,274
Verizon Communications, Inc.	26,423	1,594,891
Viacom, Inc. - Class B	2,082	50,030
Vonage Holdings Corp. (b)	1,425	16,103
Walt Disney Co. (The)	10,226	1,332,652
World Wrestling Entertainment, Inc. - Class A (a)	600	42,690

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Communication Services - 9.2% (Continued)
Yelp, Inc. (b)	566	$19,669
Zayo Group Holdings, Inc. (b)	1,525	51,698
Zillow Group, Inc. - Class C (a) (b)	748	22,305
Zynga, Inc. - Class A (b)	5,350	31,137
		17,558,445
Consumer Discretionary - 10.3%
1-800-FLOWERS.COM, Inc. - Class A (a) (b)	300	4,439
Aaron's, Inc.	400	25,704
Abercrombie & Fitch Co. - Class A (a)	425	6,630
Adtalem Global Education, Inc. (b)	400	15,236
Advance Auto Parts, Inc. (a)	491	81,211
Amazon.com, Inc. (b)	2,898	5,030,666
American Axle & Manufacturing Holdings, Inc. (a) (b)	550	4,521
American Eagle Outfitters, Inc.	1,225	19,870
American Outdoor Brands Corp. (a) (b)	475	2,779
American Public Education, Inc. (b)	300	6,702
Aramark (a)	1,675	72,997
Autoliv, Inc. (a)	648	51,114
AutoNation, Inc. (b)	525	26,618
AutoZone, Inc. (b)	156	169,201
Beazer Homes USA, Inc. (b)	200	2,980
Bed Bath & Beyond, Inc. (a)	1,125	11,970
Best Buy Co., Inc.	1,625	112,109
Big Lots, Inc.	200	4,900
Booking Holdings, Inc. (b)	278	545,605
BorgWarner, Inc.	1,310	48,051
Boyd Gaming Corp. (a)	725	17,364
Bright Horizons Family Solutions, Inc. (b)	300	45,750
Brinker International, Inc. (a)	175	7,467
Brunswick Corp.	550	28,666
Buckle, Inc. (The) (a)	350	7,210
Burlington Stores, Inc. (b)	448	89,519
Caleres, Inc. (a)	425	9,949
Callaway Golf Co. (a)	500	9,705
Career Education Corp. (b)	500	7,945
CarMax, Inc. (a) (b)	930	81,840

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Carnival Corp. (a)	2,825	$123,481
Carter's, Inc. (a)	382	34,842
Cato Corp. (The) - Class A	300	5,283
Cavco Industries, Inc. (a) (b)	100	19,209
Cheesecake Factory, Inc. (The) (a)	300	12,504
Chegg, Inc. (b)	740	22,163
Children's Place, Inc. (The) (a)	132	10,163
Chipotle Mexican Grill, Inc. (b)	157	131,954
Choice Hotels International, Inc.	450	40,032
Churchill Downs, Inc. (a)	201	24,814
Citi Trends, Inc.	50	915
Collectors Universe, Inc.	110	3,133
Columbia Sportswear Co.	100	9,689
Conn's, Inc. (a) (b)	500	12,430
Cooper Tire & Rubber Co.	425	11,101
Core-Mark Holding Co., Inc.	206	6,616
Cracker Barrel Old Country Store, Inc. (a)	191	31,066
Crocs, Inc. (b)	1,200	33,312
CSS Industries, Inc. (a)	50	199
D.R. Horton, Inc.	2,073	109,267
Dana, Inc.	900	12,996
Darden Restaurants, Inc.	823	97,295
Dave & Buster's Entertainment, Inc. (a)	300	11,685
Deckers Outdoor Corp. (b)	25	3,684
Designer Brands, Inc. - Class A (a)	550	9,416
Dick's Sporting Goods, Inc. (a)	527	21,507
Dillard's, Inc. - Class A (a)	347	22,940
Dollar General Corp.	1,696	269,562
Dollar Tree, Inc. (b)	1,546	176,491
Domino's Pizza, Inc.	279	68,241
Dorman Products, Inc. (a) (b)	200	15,908
Dunkin' Brands Group, Inc.	600	47,616
eBay, Inc.	5,385	209,907
Empire Resorts, Inc. (a) (b)	20	193
Etsy, Inc. (a) (b)	740	41,810
Expedia Group, Inc.	894	120,163

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Fiesta Restaurant Group, Inc. (b)	300	$3,126
Five Below, Inc. (b)	200	25,220
Floor & Decor Holdings, Inc. - Class A (b)	430	21,995
Foot Locker, Inc.	1,025	44,239
Ford Motor Co.	25,100	229,916
Fossil Group, Inc. (a) (b)	400	5,004
frontdoor, Inc. (b)	487	23,654
Gaia, Inc. (a) (b)	600	3,921
GameStop Corp. - Class A (a)	550	3,036
Gap, Inc. (The)	1,550	26,908
General Motors Co.	8,490	318,205
Gentex Corp.	2,195	60,439
Gentherm, Inc. (b)	75	3,081
Genuine Parts Co.	1,007	100,287
G-III Apparel Group Ltd. (a) (b)	275	7,087
Golden Entertainment, Inc. (a) (b)	100	1,329
Goodyear Tire & Rubber Co. (The)	1,825	26,289
GoPro, Inc. - Class A (a) (b)	300	1,556
Grand Canyon Education, Inc. (b)	200	19,640
Green Brick Partners, Inc. (b)	45	482
Group 1 Automotive, Inc.	223	20,585
GrubHub, Inc. (a) (b)	550	30,916
Guess?, Inc. (a)	400	7,412
H&R Block, Inc. (a)	1,310	30,942
Hanesbrands, Inc.	2,695	41,287
Harley-Davidson, Inc.	1,150	41,366
Hasbro, Inc.	700	83,084
Helen of Troy Ltd. (b)	119	18,762
Hibbett Sports, Inc. (a) (b)	200	4,580
Hilton Grand Vacations, Inc. (b)	105	3,360
Hilton Worldwide Holdings, Inc.	850	79,144
Home Depot, Inc. (The)	7,174	1,664,511
Hooker Furniture Corp.	200	4,288
Hyatt Hotels Corp. - Class A	300	22,101
International Speedway Corp. - Class A	237	10,667
iRobot Corp. (a) (b)	167	10,299

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Jack in the Box, Inc. (a)	236	$21,504
K12, Inc. (b)	300	7,920
KB Home	375	12,750
Kohl's Corp.	1,075	53,385
Kontoor Brands, Inc. (a)	339	11,899
L Brands, Inc.	1,484	29,072
Lands' End, Inc. (a) (b)	278	3,154
Las Vegas Sands Corp.	2,727	157,512
La-Z-Boy, Inc.	425	14,276
LCI Industries	154	14,145
Leaf Group Ltd. (a) (b)	200	840
Lear Corp.	500	58,950
Leggett & Platt, Inc.	910	37,255
Lennar Corp. - Class A (a)	1,250	69,813
Lithia Motors, Inc. - Class A (a)	134	17,739
LKQ Corp. (b)	2,100	66,045
Lowe's Cos., Inc.	5,016	551,559
Lumber Liquidators Holdings, Inc. (a) (b)	241	2,379
M.D.C. Holdings, Inc.	330	14,223
Macy's, Inc. (a)	2,223	34,545
Marine Products Corp. (a)	700	9,912
Marriott International, Inc. - Class A	2,199	273,490
Marriott Vacations Worldwide Corp. (a)	244	25,281
Mattel, Inc. (a) (b)	2,255	25,684
McDonald's Corp.	4,938	1,060,237
Meritage Homes Corp. (b)	200	14,070
MGM Resorts International	3,300	91,476
Mohawk Industries, Inc. (b)	392	48,635
Monro, Inc.	325	25,678
Motorcar Parts of America, Inc. (a) (b)	300	5,070
Movado Group, Inc. (a)	300	7,458
Murphy USA, Inc. (b)	296	25,249
Newell Brands, Inc. (a)	3,415	63,929
NIKE, Inc. - Class B	8,849	831,097
Nordstrom, Inc. (a)	1,000	33,670
Norwegian Cruise Line Holdings Ltd. (b)	325	16,825

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
NVR, Inc. (b)	30	$111,520
Ollie's Bargain Outlet Holdings, Inc. (b)	310	18,178
O'Reilly Automotive, Inc. (b)	510	203,240
Oxford Industries, Inc.	50	3,585
Papa John's International, Inc. (a)	173	9,057
Penn National Gaming, Inc. (a) (b)	178	3,315
Penske Automotive Group, Inc. (a)	350	16,548
Planet Fitness, Inc. - Class A (b)	440	25,463
Polaris, Inc.	340	29,923
Pool Corp.	313	63,132
PulteGroup, Inc.	1,915	69,992
PVH Corp.	543	47,909
Qurate Retail, Inc. - Series A (b)	2,919	30,109
Ralph Lauren Corp.	406	38,761
RCI Hospitality Holdings, Inc.	300	6,204
Regis Corp. (b)	200	4,044
RH (a) (b)	116	19,816
Rocky Brands, Inc.	100	3,323
Roku, Inc. (a) (b)	290	29,510
Ross Stores, Inc.	2,385	261,992
Royal Caribbean Cruises Ltd.	1,087	117,755
Sally Beauty Holdings, Inc. (a) (b)	700	10,423
SeaWorld Entertainment, Inc. (a) (b)	685	18,029
Service Corp. International (a)	1,250	59,762
ServiceMaster Global Holdings, Inc. (b)	975	54,503
Shoe Carnival, Inc. (a)	600	19,446
Shutterstock, Inc. (b)	122	4,407
Signet Jewelers Ltd. (a)	620	10,391
Six Flags Entertainment Corp.	600	30,474
Skechers U.S.A., Inc. - Class A (b)	750	28,013
Sleep Number Corp. (b)	188	7,768
Sonic Automotive, Inc. - Class A	300	9,423
Sotheby's (a) (b)	428	24,387
Stamps.com, Inc. (a) (b)	129	9,604
Starbucks Corp.	8,383	741,224
Steven Madden Ltd.	450	16,106

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Strategic Education, Inc.	87	$11,822
Tailored Brands, Inc. (a)	475	2,090
Tapestry, Inc.	1,900	49,495
Target Corp.	3,491	373,224
Tempur Sealy International, Inc. (b)	298	23,006
Tenneco, Inc. - Class A (a)	450	5,634
Tesla, Inc. (a) (b)	643	154,879
Texas Roadhouse, Inc.	475	24,947
Thor Industries, Inc.	381	21,580
Tiffany & Co. (a)	735	68,083
TJX Cos., Inc. (The)	8,226	458,517
Toll Brothers, Inc.	1,050	43,103
TopBuild Corp. (b)	325	31,340
Tractor Supply Co.	851	76,964
TRI Pointe Group, Inc. (b)	1,100	16,544
Tupperware Brands Corp.	300	4,761
Ulta Beauty, Inc. (b)	369	92,490
Under Armour, Inc. - Class A (a) (b)	2,425	48,355
Universal Electronics, Inc. (b)	200	10,180
Urban Outfitters, Inc. (a) (b)	800	22,472
Vail Resorts, Inc.	190	43,236
Veoneer, Inc. (a) (b)	648	9,714
VF Corp.	2,375	211,350
Vista Outdoor, Inc. (a) (b)	400	2,476
Visteon Corp. (a) (b)	261	21,543
Vitamin Shoppe, Inc. (b)	300	1,956
Wayfair, Inc. - Class A (a) (b)	300	33,636
Wendy's Co. (The)	1,925	38,462
Whirlpool Corp.	384	60,810
Williams-Sonoma, Inc. (a)	500	33,990
Wingstop, Inc.	220	19,202
Winnebago Industries, Inc.	175	6,711
Wolverine World Wide, Inc. (a)	725	20,489
Wyndham Destinations, Inc.	620	28,532
Wyndham Hotels & Resorts, Inc. (a)	620	32,079
Wynn Resorts Ltd.	621	67,515

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Yum! Brands, Inc.	2,289	$259,641
Zovio, Inc. (a) (b)	263	518
Zumiez, Inc. (b)	300	9,503
		19,653,934
Consumer Staples - 7.0%
Alico, Inc.	200	6,804
Altria Group, Inc.	11,691	478,162
Andersons, Inc. (The)	75	1,682
Archer-Daniels-Midland Co.	3,686	151,384
B&G Foods, Inc. (a)	250	4,728
Boston Beer Co., Inc. (The) - Class A (b)	100	36,408
Brown-Forman Corp. - Class B	1,505	94,484
Bunge Ltd.	1,050	59,451
Cal-Maine Foods, Inc.	18	719
Campbell Soup Co. (a)	1,350	63,342
Casey's General Stores, Inc. (a)	287	46,253
Church & Dwight Co., Inc.	1,606	120,835
Clorox Co. (The)	850	129,090
Coca-Cola Co. (The)	25,840	1,406,729
Colgate-Palmolive Co.	5,631	413,935
Conagra Brands, Inc.	3,741	114,774
Constellation Brands, Inc. - Class A	1,196	247,907
Costco Wholesale Corp.	2,971	855,975
Coty, Inc. - Class A (a)	2,800	29,428
Darling Ingredients, Inc. (b)	975	18,652
e.l.f. Beauty, Inc. (b)	300	5,253
Edgewell Personal Care Co. (b)	446	14,491
Energizer Holdings, Inc. (a)	592	25,799
Estée Lauder Cos., Inc. (The) - Class A	1,451	288,676
Flowers Foods, Inc.	1,580	36,545
Fresh Del Monte Produce, Inc.	100	3,411
General Mills, Inc.	3,975	219,102
Hain Celestial Group, Inc. (The) (a) (b)	600	12,885
Herbalife Nutrition Ltd. (a) (b)	1,300	49,218
Hershey Co. (The)	929	143,986
Hormel Foods Corp.	1,875	81,994

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Staples - 7.0% (Continued)
Ingles Markets, Inc. - Class A (a)	150	$5,829
Ingredion, Inc.	271	22,152
Inter Parfums, Inc.	300	20,991
J & J Snack Foods Corp.	70	13,440
J.M. Smucker Co. (The)	852	93,737
Kellogg Co.	1,903	122,458
Keurig Dr. Pepper, Inc. (a)	1,258	34,369
Kimberly-Clark Corp.	2,431	345,324
Kraft Heinz Co. (The)	4,215	117,746
Kroger Co. (The)	5,485	141,403
Lamb Weston Holdings, Inc.	1,157	84,137
Lancaster Colony Corp.	112	15,529
Mannatech, Inc.	70	1,208
McCormick & Co., Inc. (a)	677	105,815
Medifast, Inc. (a)	140	14,508
MGP Ingredients, Inc. (a)	200	9,936
Molson Coors Brewing Co. - Class B	1,163	66,873
Mondelēz International, Inc. - Class A	10,031	554,914
Monster Beverage Corp. (b)	2,696	156,530
Nu Skin Enterprises, Inc. - Class A	325	13,822
PepsiCo, Inc.	9,119	1,250,214
Philip Morris International, Inc.	10,466	794,683
Pilgrim's Pride Corp. (b)	650	20,829
Post Holdings, Inc. (b)	438	46,358
PriceSmart, Inc.	115	8,177
Procter & Gamble Co. (The)	16,340	2,032,369
Sanderson Farms, Inc. (a)	143	21,640
SpartanNash Co.	400	4,732
Spectrum Brands Holdings, Inc. (a)	278	14,646
Sprouts Farmers Market, Inc. (b)	300	5,802
Sysco Corp.	3,410	270,754
Tootsie Roll Industries, Inc. (a)	27	1,003
TreeHouse Foods, Inc. (a) (b)	385	21,348
Tyson Foods, Inc. - Class A	1,911	164,614
United Natural Foods, Inc. (a) (b)	150	1,728
US Foods Holding Corp. (b)	935	38,429

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Staples - 7.0% (Continued)
USANA Health Sciences, Inc. (b)	118	$8,070
Vector Group Ltd. (a)	939	11,180
Walgreens Boots Alliance, Inc.	5,999	331,805
Walmart, Inc.	9,309	1,104,791
WD-40 Co. (a)	45	8,259
		13,264,254
Energy - 4.2%
Apache Corp.	2,913	74,573
Apergy Corp. (b)	565	15,283
Arch Coal, Inc. - Class A (a)	163	12,095
Archrock, Inc.	812	8,096
Baker Hughes, a GE Co.	4,795	111,244
BP Prudhoe Bay Royalty Trust	300	2,757
Cabot Oil & Gas Corp.	3,325	58,420
California Resources Corp. (a) (b)	472	4,814
Callon Petroleum Co. (a) (b)	1,500	6,510
Carrizo Oil & Gas, Inc. (a) (b)	400	3,434
Cheniere Energy, Inc. (b)	1,625	102,473
Chevron Corp.	12,553	1,488,785
Cimarex Energy Co.	596	28,572
CNX Resources Corp. (a) (b)	1,650	11,979
Concho Resources, Inc.	1,020	69,258
ConocoPhillips	7,812	445,127
CONSOL Energy, Inc. (a) (b)	206	3,220
Continental Resources, Inc. (b)	830	25,556
Cross Timbers Royalty Trust	200	1,686
Delek US Holdings, Inc.	301	10,926
Devon Energy Corp.	3,766	90,610
Diamond Offshore Drilling, Inc. (a) (b)	850	4,726
Diamondback Energy, Inc.	850	76,424
DMC Global, Inc. (a)	400	17,592
Dril-Quip, Inc. (a) (b)	145	7,276
EOG Resources, Inc.	3,898	289,310

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Energy - 4.2% (Continued)
EQT Corp. (a)	1,339	$14,247
Equitrans Midstream Corp. (a)	1,071	15,583
Era Group, Inc. (b)	300	3,168
Exterran Corp. (b)	406	5,302
Exxon Mobil Corp.	27,928	1,971,995
Geospace Technologies Corp. (a) (b)	226	3,474
Green Plains, Inc. (a)	300	3,179
Gulf Island Fabrication, Inc. (a) (b)	381	2,038
Halliburton Co.	5,931	111,799
Helix Energy Solutions Group, Inc. (a) (b)	1,000	8,060
Helmerich & Payne, Inc. (a)	550	22,039
Hess Corp.	2,024	122,412
HollyFrontier Corp.	1,158	62,115
Kinder Morgan, Inc.	13,180	271,640
KLX Energy Services Holdings, Inc. (a) (b)	126	1,089
Marathon Oil Corp.	5,647	69,289
Marathon Petroleum Corp.	4,001	243,061
Matador Resources Co. (a) (b)	375	6,199
Matrix Service Co. (b)	450	7,713
Murphy Oil Corp. (a)	1,025	22,663
NACCO Industries, Inc. - Class A	300	19,173
National Oilwell Varco, Inc.	2,661	56,413
Newpark Resources, Inc. (b)	875	6,668
Noble Energy, Inc.	2,476	55,611
Occidental Petroleum Corp.	6,581	292,656
Oceaneering International, Inc. (a) (b)	500	6,775
Oil States International, Inc. (b)	200	2,660
ONEOK, Inc.	1,905	140,379
Parsley Energy, Inc. - Class A	1,425	23,940
Patterson-UTI Energy, Inc. (a)	1,100	9,405
PBF Energy, Inc. - Class A	625	16,994
PDC Energy, Inc. (b)	375	10,406
Phillips 66	3,213	329,010
Pioneer Natural Resources Co.	1,221	153,565
QEP Resources, Inc. (a)	1,750	6,475
Range Resources Corp. (a)	1,339	5,115

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Renewable Energy Group, Inc. (a) (b)	114	$1,711
RPC, Inc. (a)	587	3,293
Schlumberger Ltd.	9,396	321,062
SemGroup Corp. - Class A (a)	450	7,353
Ship Finance International Ltd. (a)	575	8,073
SM Energy Co. (a)	450	4,361
SRC Energy, Inc. (b)	1,175	5,476
Targa Resources Corp. (a)	1,255	50,413
Teekay Corp. (a)	775	3,100
Valero Energy Corp.	2,994	255,209
Whiting Petroleum Corp. (a) (b)	480	3,854
Williams Cos., Inc. (The)	5,250	126,315
World Fuel Services Corp.	475	18,972
WPX Energy, Inc. (b)	2,675	28,328
		7,910,576
Financials - 13.7%
Affiliated Managers Group, Inc.	428	35,674
Aflac, Inc.	3,970	207,710
AGNC Investment Corp.	2,175	34,996
Alleghany Corp. (b)	127	101,316
Allstate Corp. (The)	1,615	175,518
Ally Financial, Inc.	3,625	120,205
American Equity Investment Life Holding Co.	625	15,125
American Express Co.	4,313	510,141
American Financial Group, Inc.	446	48,101
American International Group, Inc.	6,150	342,555
American National Insurance Co.	181	22,395
Ameriprise Financial, Inc.	905	133,126
Ameris Bancorp	300	12,072
Annaly Capital Management, Inc. (a)	6,939	61,062
Apollo Commercial Real Estate Finance, Inc. (a)	600	11,502
Apollo Investment Corp. (a)	575	9,252
Arbor Realty Trust, Inc. (a)	201	2,635
Arch Capital Group Ltd. (b)	1,857	77,957
Ares Capital Corp.	3,355	62,520
Argo Group International Holdings Ltd.	72	5,057

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Arlington Asset Investment Corp. - Class A (a)	4	$22
Arthur J. Gallagher & Co.	1,225	109,723
Artisan Partners Asset Management, Inc. - Class A	300	8,472
Ashford, Inc. (b)	6	145
Associated Banc-Corp.	900	18,225
Assurant, Inc.	337	42,401
Assured Guaranty Ltd.	775	34,457
Atlantic Union Bancshares Corp. (a)	275	10,242
Axis Capital Holdings Ltd.	475	31,692
Axos Financial, Inc. (a) (b)	372	10,286
Bancorp, Inc. (The) (b)	50	495
BancorpSouth Bank (a)	675	19,987
Bank of America Corp.	60,098	1,753,058
Bank of Hawaii Corp. (a)	303	26,037
Bank of New York Mellon Corp. (The)	6,743	304,851
Bank OZK	765	20,862
BankFinancial Corp.	700	8,330
BankUnited, Inc.	825	27,737
Banner Corp.	300	16,851
Barings BDC, Inc. (a)	350	3,553
BB&T Corp.	5,840	311,680
Berkley (W.R.) Corp.	1,030	74,397
Berkshire Hathaway, Inc. - Class B (b)	14,686	3,054,982
Berkshire Hills Bancorp, Inc.	300	8,787
BGC Partners, Inc. - Class A	1,650	9,075
BlackRock, Inc.	862	384,141
Blackstone Mortgage Trust, Inc. - Class A (a)	600	21,510
Blucora, Inc. (b)	250	5,410
BOK Financial Corp.	296	23,428
Boston Private Financial Holdings, Inc.	500	5,828
Bridge Bancorp, Inc.	300	8,868
Brighthouse Financial, Inc. (b)	608	24,606
Brookline Bancorp, Inc.	500	7,365
Brown & Brown, Inc.	1,800	64,908
Camden National Corp.	150	6,498
Capital City Bank Group, Inc.	350	9,608

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Capital One Financial Corp.	3,012	$274,032
Capitol Federal Financial, Inc.	1,000	13,780
Capstead Mortgage Corp. (a)	700	5,145
Cathay General Bancorp	463	16,082
Cboe Global Markets, Inc.	590	67,797
CenterState Bank Corp. (a)	367	8,803
Central Pacific Financial Corp.	300	8,520
Charles Schwab Corp. (The)	8,189	342,545
Chimera Investment Corp. (a)	1,455	28,460
Cincinnati Financial Corp.	1,135	132,420
CIT Group, Inc.	940	42,591
Citigroup, Inc.	14,925	1,031,018
Citizens Financial Group, Inc.	3,375	119,374
CME Group, Inc.	2,138	451,844
CNA Financial Corp.	300	14,775
CNO Financial Group, Inc.	1,100	17,413
Cohen & Steers, Inc. (a)	50	2,747
Columbia Banking System, Inc.	276	10,184
Comerica, Inc.	1,083	71,467
Commerce Bancshares, Inc. (a)	758	45,973
Community Bank System, Inc.	200	12,338
Community Trust Bancorp, Inc.	110	4,684
Crawford & Co. - Class B	200	2,018
Credit Acceptance Corp. (b)	112	51,667
Cullen/Frost Bankers, Inc.	332	29,399
CVB Financial Corp.	600	12,522
Discover Financial Services	2,405	195,021
Donnelley Financial Solutions, Inc. (b)	159	1,959
E*TRADE Financial Corp.	2,078	90,788
Eagle Bancorp, Inc.	300	13,386
East West Bancorp, Inc.	1,025	45,397
Eaton Vance Corp.	850	38,191
eHealth, Inc. (a) (b)	175	11,688
Employers Holdings, Inc.	75	3,269
Encore Capital Group, Inc. (a) (b)	200	6,665
Enova International, Inc. (b)	297	6,163

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Enstar Group Ltd. (b)	120	$22,790
Enterprise Financial Services Corp.	50	2,038
Erie Indemnity Co. - Class A	174	32,303
Evercore, Inc. - Class A	350	28,035
Everest Re Group Ltd.	226	60,136
Exantas Capital Corp.	50	569
EZCORP, Inc. - Class A (a) (b)	1,000	6,455
F.N.B. Corp.	2,460	28,364
FactSet Research Systems, Inc. (a)	250	60,743
FBL Financial Group, Inc. - Class A	300	17,853
Federated Investors, Inc. - Class B	700	22,687
FedNat Holding Co.	200	2,798
Fidelity National Financial, Inc.	1,909	84,779
Fifth Third Bancorp	6,059	165,895
Financial Institutions, Inc.	200	6,036
First American Financial Corp.	527	31,098
First Bancorp	300	10,770
First BanCorp.	1,366	13,633
First Busey Corp.	325	8,216
First Citizens BancShares, Inc. - Class A	50	23,578
First Commonwealth Financial Corp.	800	10,624
First Community Bancshares, Inc. (a)	425	13,757
First Financial Bancorp	991	24,255
First Financial Bankshares, Inc. (a)	600	19,998
First Financial Corp.	100	4,347
First Hawaiian, Inc.	300	8,010
First Horizon National Corp.	1,617	26,195
First Interstate BancSystem, Inc. - Class A	300	12,072
First Merchants Corp.	425	15,995
First Midwest Bancorp, Inc.	800	15,584
First Republic Bank	1,013	97,957
FirstCash, Inc.	221	20,259
Franklin Resources, Inc. (a)	2,621	75,642
FS KKR Capital Corp. (a)	1,925	11,223
Fulton Financial Corp.	1,250	20,225
Glacier Bancorp, Inc.	550	22,253

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Globe Life, Inc.	566	$54,200
Goldman Sachs Group, Inc. (The)	2,525	523,255
Golub Capital BDC, Inc.	475	8,949
Granite Point Mortgage Trust, Inc. (a)	229	4,291
Great Western Bancorp, Inc.	300	9,900
Green Dot Corp. - Class A (b)	250	6,313
Greenhill & Co., Inc. (a)	300	3,936
Hallmark Financial Services, Inc. (b)	100	1,913
Hancock Whitney Corp.	500	19,148
Hanmi Financial Corp.	369	6,930
Hanover Insurance Group, Inc. (The)	300	40,662
Hartford Financial Services Group, Inc. (The)	2,375	143,949
Heartland Financial USA, Inc.	300	13,422
Hercules Capital, Inc. (a)	775	10,362
Heritage Commerce Corp.	50	588
Hilltop Holdings, Inc.	550	13,140
Home BancShares, Inc.	950	17,855
HomeStreet, Inc. (b)	300	8,196
Hope Bancorp, Inc.	1,092	15,659
Horace Mann Educators Corp.	375	17,374
Huntington Bancshares, Inc.	7,172	102,344
IBERIABANK Corp.	375	28,328
Independent Bank Corp.	300	22,395
Independent Bank Group, Inc.	90	4,735
Interactive Brokers Group, Inc. - Class A	500	26,890
Intercontinental Exchange, Inc.	4,000	369,079
International Bancshares Corp.	400	15,448
INTL FCStone, Inc. (b)	500	20,530
Invesco Ltd. (a)	2,975	50,397
Invesco Mortgage Capital, Inc.	625	9,569
Investors Bancorp, Inc.	1,325	15,052
Jefferies Financial Group, Inc.	2,432	44,749
JPMorgan Chase & Co.	21,242	2,499,970
Kearny Financial Corp.	828	10,797
Kemper Corp.	300	23,385
KeyCorp	7,726	137,832

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Lakeland Financial Corp. (a)	300	$13,194
LegacyTexas Financial Group, Inc.	375	16,324
Legg Mason, Inc.	750	28,643
LendingTree, Inc. (a) (b)	90	27,939
Lincoln National Corp.	1,600	96,512
Loews Corp.	1,955	100,643
LPL Financial Holdings, Inc.	200	16,380
M&T Bank Corp.	967	152,757
Main Street Capital Corp. (a)	475	20,525
Markel Corp. (b)	138	163,102
MarketAxess Holdings, Inc.	250	81,875
Marsh & McLennan Cos., Inc.	3,129	313,056
MBIA, Inc. (a) (b)	925	8,538
Mercury General Corp.	300	16,764
Meta Financial Group, Inc. (a)	300	9,783
MetLife, Inc.	5,796	273,339
MFA Financial, Inc.	2,250	16,560
MGIC Investment Corp.	1,500	18,870
Moody's Corp.	1,218	249,483
Morgan Stanley	8,770	374,215
Morningstar, Inc.	207	30,251
MSCI, Inc.	519	113,012
Nasdaq, Inc.	725	72,029
National General Holdings Corp.	525	12,086
Navient Corp.	2,050	26,240
NBT Bancorp, Inc. (a)	200	7,318
Nelnet, Inc. - Class A	25	1,590
New Mountain Finance Corp. (a)	650	8,860
New Residential Investment Corp. (a)	1,400	21,952
New York Community Bancorp, Inc.	3,062	38,427
Northern Trust Corp.	1,738	162,190
Northwest Bancshares, Inc.	875	14,341
Oaktree Special Lending Corp.	1,750	9,065
OceanFirst Financial Corp.	100	2,360
OFG Bancorp	432	9,461
Old National Bancorp	950	16,345

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Old Republic International Corp.	1,661	$39,150
Old Second Bancorp, Inc.	400	4,888
OneMain Holdings, Inc.	300	11,004
Oritani Financial Corp.	400	7,078
Pacific Premier Bancorp, Inc. (a)	300	9,357
PacWest Bancorp (a)	817	29,690
Park National Corp. (a)	87	8,248
PennyMac Mortgage Investment Trust (a)	450	10,004
People's United Financial, Inc.	1,983	31,004
Pinnacle Financial Partners, Inc.	559	31,723
PNC Financial Services Group, Inc. (The)	3,334	467,292
Popular, Inc.	782	42,291
PRA Group, Inc. (b)	300	10,137
Preferred Bank	200	10,476
Primerica, Inc.	300	38,169
Principal Financial Group, Inc.	1,100	62,854
ProAssurance Corp.	230	9,262
Progressive Corp. (The)	3,875	299,344
Prospect Capital Corp. (a)	2,650	17,464
Prosperity Bancshares, Inc. (a)	500	35,315
Provident Financial Services, Inc.	600	14,718
Prudential Financial, Inc.	2,801	251,950
Pzena Investment Management, Inc. - Class A	2,077	18,527
Radian Group, Inc.	1,445	33,004
Raymond James Financial, Inc.	925	76,276
Redwood Trust, Inc. (a)	450	7,385
Regions Financial Corp.	8,081	127,841
Reinsurance Group of America, Inc.	454	72,586
RenaissanceRe Holdings Ltd.	290	56,101
Renasant Corp.	400	14,004
Republic Bancorp, Inc. - Class A	315	13,687
RLI Corp.	425	39,487
S&P Global, Inc.	1,782	436,553
S&T Bancorp, Inc.	350	12,786
Sandy Spring Bancorp, Inc.	300	10,113
Seacoast Banking Corp. of Florida (a) (b)	150	3,797

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
SEI Investments Co.	975	$57,774
Selective Insurance Group, Inc.	300	22,557
ServisFirst Bancshares, Inc. (a)	400	13,260
Signature Bank	387	46,138
Simmons First National Corp. - Class A	438	10,906
SLM Corp.	2,500	22,063
Solar Capital Ltd.	500	10,325
South State Corp. (a)	180	13,554
Southside Bancshares, Inc. (a)	340	11,597
Starwood Property Trust, Inc.	1,825	44,201
State Auto Financial Corp.	400	12,956
State Street Corp.	2,476	146,554
Sterling Bancorp	1,725	34,604
Stewart Information Services Corp.	300	11,637
Stifel Financial Corp.	340	19,509
Stock Yards Bancorp, Inc.	300	11,007
SunTrust Banks, Inc.	3,030	208,463
SVB Financial Group (b)	367	76,685
Synchrony Financial	5,225	178,120
Synovus Financial Corp.	947	33,865
T. Rowe Price Group, Inc.	1,890	215,933
TCF Financial Corp.	995	37,880
TD Ameritrade Holding Corp.	2,053	95,875
Texas Capital Bancshares, Inc. (b)	384	20,986
TFS Financial Corp.	525	9,461
Tompkins Financial Corp.	105	8,519
TowneBank	553	15,376
Travelers Cos., Inc. (The)	1,672	248,610
TriCo Bancshares	109	3,957
TrustCo Bank Corp.	1,208	9,845
Trustmark Corp.	425	14,497
Two Harbors Investment Corp.	1,949	25,590
U.S. Bancorp	10,204	564,688
UMB Financial Corp.	243	15,693
Umpqua Holdings Corp.	1,500	24,690
United Bankshares, Inc.	553	20,942

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 13.7% (Continued)
United Community Banks, Inc.	474	$13,438
United Community Financial Corp.	317	3,417
United Financial Bancorp, Inc.	542	7,387
United Fire Group, Inc.	300	14,094
United Security Bancshares (a)	406	4,271
Unum Group	1,407	41,816
Valley National Bancorp	1,750	19,023
Value Line, Inc. (a)	200	4,550
Virtus Investment Partners, Inc. (a)	48	5,307
Voya Financial, Inc.	1,275	69,411
Waddell & Reed Financial, Inc. - Class A (a)	525	9,020
Washington Federal, Inc.	433	16,017
Washington Trust Bancorp, Inc.	100	4,831
Webster Financial Corp.	675	31,637
Wells Fargo & Co.	28,637	1,444,449
WesBanco, Inc.	350	13,080
Westamerica Bancorp.	83	5,161
Western Alliance Bancorp.	850	39,168
Western New England Bancorp, Inc.	200	1,906
Wintrust Financial Corp.	425	27,468
WisdomTree Investments, Inc. (a)	750	3,919
World Acceptance Corp. (a) (b)	100	12,751
WSFS Financial Corp. (a)	465	20,507
Zions Bancorp.	1,480	65,890
		26,120,704
Health Care - 12.7%
Abbott Laboratories	11,795	986,888
AbbVie, Inc.	9,790	741,298
ABIOMED, Inc. (b)	250	44,473
Acadia Healthcare Co., Inc. (a) (b)	475	14,763
ACADIA Pharmaceuticals, Inc. (a) (b)	645	23,214
Addus HomeCare Corp. (b)	290	22,991
Aerie Pharmaceuticals, Inc. (a) (b)	350	6,727
Agilent Technologies, Inc.	2,196	168,279
Agios Pharmaceuticals, Inc. (a) (b)	300	9,720
Alder Biopharmaceuticals, Inc. (a) (b)	300	5,658

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Aldeyra Therapeutics, Inc. (a) (b)	1,990	$10,487
Alexion Pharmaceuticals, Inc. (b)	1,349	132,121
Align Technology, Inc. (b)	454	82,138
Alkermes plc (b)	1,000	19,510
Allergan plc	2,309	388,582
Allscripts Healthcare Solutions, Inc. (a) (b)	1,225	13,451
Alnylam Pharmaceuticals, Inc. (b)	1,043	83,878
AMAG Pharmaceuticals, Inc. (a) (b)	100	1,155
Amedisys, Inc. (b)	201	26,333
AmerisourceBergen Corp.	1,144	94,186
Amgen, Inc.	3,950	764,364
Amicus Therapeutics, Inc. (a) (b)	1,225	9,825
AMN Healthcare Services, Inc. (b)	250	14,390
Amneal Pharmaceuticals, Inc. (a) (b)	650	1,885
Anika Therapeutics, Inc. (b)	100	5,489
Anixa Biosciences, Inc. (a) (b)	3,590	14,360
Anthem, Inc.	1,780	427,378
Apellis Pharmaceuticals, Inc. (b)	1,230	29,631
Apyx Medical Corp. (a) (b)	2,030	13,743
Arrowhead Pharmaceuticals, Inc. (b)	1,940	54,669
Assembly Biosciences, Inc. (a) (b)	800	7,864
Avanos Medical, Inc. (b)	297	11,126
Avantor, Inc. (b)	2,050	30,135
Avrobio, Inc. (a) (b)	430	6,072
AxoGen, Inc. (b)	550	6,864
Baxter International, Inc.	3,743	327,400
Becton, Dickinson and Co.	1,824	461,399
Biogen, Inc. (b)	1,233	287,067
BioMarin Pharmaceutical, Inc. (b)	978	65,917
Bio-Rad Laboratories, Inc. - Class A (b)	99	32,941
Bio-Techne Corp.	232	45,395
Bluebird Bio, Inc. (a) (b)	168	15,426
Blueprint Medicines Corp. (a) (b)	680	49,960
Boston Scientific Corp. (b)	7,964	324,055
Bristol-Myers Squibb Co.	10,775	546,400
Brookdale Senior Living, Inc. (b)	1,294	9,809

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Bruker Corp.	725	$31,849
Cambrex Corp. (b)	350	20,825
Cantel Medical Corp. (a)	200	14,960
Capital Senior Living Corp. (a) (b)	100	438
Cardinal Health, Inc.	2,048	96,645
Cardiovascular Systems, Inc. (b)	325	15,444
CareDx, Inc. (b)	790	17,862
Catalent, Inc. (b)	550	26,213
Catalyst Biosciences, Inc. (a) (b)	2,050	10,066
Celgene Corp. (b)	5,026	499,081
Centene Corp. (b)	2,666	115,331
Cerner Corp.	2,200	149,973
Champions Oncology, Inc. (a) (b)	1,410	7,967
Charles River Laboratories International, Inc. (b)	346	45,800
Chemed Corp.	136	56,790
Cigna Corp.	2,507	380,538
Clovis Oncology, Inc. (a) (b)	300	1,179
Codexis, Inc. (a) (b)	1,187	16,280
Coherus Biosciences, Inc. (a) (b)	590	11,953
Computer Programs & Systems, Inc.	100	2,261
CONMED Corp.	300	28,845
Cooper Cos., Inc. (The)	300	89,100
Corvus Pharmaceuticals, Inc. (a) (b)	2,660	8,007
Covetrus, Inc. (a) (b)	356	4,233
CVS Health Corp.	8,658	546,059
Cyclerion Therapeutics, Inc. (a) (b)	100	1,212
Danaher Corp.	4,019	580,464
DaVita, Inc. (a) (b)	1,033	58,953
DENTSPLY SIRONA, Inc.	1,552	82,737
Dermira, Inc. (a) (b)	300	1,917
DexCom, Inc. (b)	568	84,768
Dynavax Technologies Corp. (a) (b)	425	1,519
Edwards Lifesciences Corp. (b)	1,473	323,927
Elanco Animal Health, Inc. (b)	1,490	39,619
Eli Lilly & Co.	6,272	701,398
Emergent BioSolutions, Inc. (a) (b)	293	15,318

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Encompass Health Corp.	650	$41,132
Ensign Group, Inc. (The)	300	14,229
Evolent Health, Inc. - Class A (a) (b)	1,020	7,334
Exact Sciences Corp. (a) (b)	775	70,037
Exelixis, Inc. (b)	1,875	33,159
Fate Therapeutics, Inc. (a) (b)	1,270	19,723
FibroGen, Inc. (b)	280	10,354
G1 Therapeutics, Inc. (a) (b)	570	12,985
Galectin Therapeutics, Inc. (a) (b)	3,690	13,542
Genomic Health, Inc. (b)	200	13,564
Gilead Sciences, Inc.	8,247	522,694
Glaukos Corp. (a) (b)	280	17,503
Global Blood Therapeutics, Inc. (a) (b)	370	17,952
Guardant Health, Inc. (b)	390	24,894
Haemonetics Corp. (b)	250	31,535
Halozyme Therapeutics, Inc. (a) (b)	750	11,633
Hanger, Inc. (b)	350	7,133
Harrow Health, Inc. (a) (b)	2,920	16,410
HCA Healthcare, Inc.	2,043	246,018
HealthEquity, Inc. (b)	430	24,572
Henry Schein, Inc. (b)	890	56,515
Hill-Rom Holdings, Inc.	300	31,569
HMS Holdings Corp. (b)	525	18,094
Hologic, Inc. (b)	1,777	89,721
Homology Medicines, Inc. (b)	1,450	26,245
Horizon Therapeutics plc (b)	1,125	30,634
Humana, Inc.	848	216,808
ICU Medical, Inc. (b)	100	15,960
IDEXX Laboratories, Inc. (b)	599	162,886
Illumina, Inc. (b)	752	228,773
Immunomedics, Inc. (a) (b)	1,410	18,697
Incyte Corp. (b)	1,343	99,691
Innoviva, Inc. (b)	1,000	10,540
Insulet Corp. (a) (b)	175	28,863
Integer Holdings Corp. (b)	300	22,668
Integra LifeSciences Holdings Corp. (b)	378	22,706

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Intercept Pharmaceuticals, Inc. (a) (b)	137	$9,091
Intrexon Corp. (a) (b)	400	2,288
IntriCon Corp. (a) (b)	370	7,193
Intuitive Surgical, Inc. (b)	575	310,460
Invitae Corp. (a) (b)	750	14,453
Ionis Pharmaceuticals, Inc. (b)	700	41,937
IQVIA Holdings, Inc. (b)	1,031	154,011
Ironwood Pharmaceuticals, Inc. (a) (b)	1,000	8,585
Johnson & Johnson	17,115	2,214,339
Joint Corp. (The) (b)	980	18,238
Kindred Biosciences, Inc. (a) (b)	1,780	12,193
Laboratory Corp. of America Holdings (b)	670	112,560
Lannett Co., Inc. (a) (b)	300	3,360
LHC Group, Inc. (b)	100	11,356
Ligand Pharmaceuticals, Inc. (a) (b)	164	16,325
Madrigal Pharmaceuticals, Inc. (a) (b)	60	5,173
Magellan Health, Inc. (b)	100	6,210
Marker Therapeutics, Inc. (a) (b)	2,160	11,038
Masimo Corp. (b)	300	44,637
McKesson Corp.	1,288	176,018
Medicines Co. (The) (a) (b)	350	17,500
Medidata Solutions, Inc. (b)	125	11,438
MEDNAX, Inc. (b)	600	13,572
Merck & Co., Inc.	17,765	1,495,458
Meridian Bioscience, Inc.	375	3,559
Mettler-Toledo International, Inc. (b)	170	119,748
Molina Healthcare, Inc. (b)	300	32,916
Momenta Pharmaceuticals, Inc. (b)	200	2,592
MTBC, Inc. (b)	3,710	14,024
MyoKardia, Inc. (a) (b)	420	21,903
Myriad Genetics, Inc. (a) (b)	450	12,884
Natera, Inc. (b)	550	18,040
Natus Medical, Inc. (b)	75	2,388
Nektar Therapeutics (a) (b)	650	11,840
Neogen Corp. (b)	466	31,739
Neurocrine Biosciences, Inc. (b)	500	45,055

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Nevro Corp. (b)	162	$13,927
NextGen Healthcare, Inc. (b)	575	9,010
NuVasive, Inc. (a) (b)	290	18,380
Nuvectra Corp. (a) (b)	525	714
Omnicell, Inc. (a) (b)	375	27,101
OncoCyte Corp. (a) (b)	210	441
Pacira BioSciences, Inc. (b)	75	2,855
Paratek Pharmaceuticals, Inc. (a) (b)	6	26
Patterson Cos., Inc.	575	10,247
Penumbra, Inc. (a) (b)	196	26,360
PerkinElmer, Inc. (a)	492	41,904
Pfizer, Inc.	36,922	1,326,607
Portola Pharmaceuticals, Inc. (a) (b)	300	8,046
PRA Health Sciences, Inc. (b)	300	29,769
Premier, Inc. - Class A (b)	350	10,122
Prestige Consumer Healthcare, Inc. (b)	350	12,142
Pro-Dex, Inc. (a) (b)	1,220	18,666
Progenics Pharmaceuticals, Inc. (a) (b)	800	4,044
Providence Service Corp. (The) (b)	200	11,892
PTC Therapeutics, Inc. (b)	470	15,895
Puma Biotechnology, Inc. (a) (b)	254	2,734
Quest Diagnostics, Inc.	877	93,865
Quidel Corp. (b)	300	18,405
R1 RCM, Inc. (b)	2,200	19,646
Ra Pharmaceuticals, Inc. (b)	510	12,062
Regeneron Pharmaceuticals, Inc. (b)	469	130,101
REGENXBIO, Inc. (a) (b)	410	14,596
Repligen Corp. (a) (b)	300	23,007
ResMed, Inc.	800	108,088
Sage Therapeutics, Inc. (a) (b)	300	42,087
Sarepta Therapeutics, Inc. (a) (b)	400	30,128
SeaSpine Holdings Corp. (b)	1,280	15,629
Seattle Genetics, Inc. (a) (b)	957	81,728
Select Medical Holdings Corp. (b)	725	12,013
Sientra, Inc. (a) (b)	1,590	10,303
Simulations Plus, Inc. (a)	600	20,820

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
STAAR Surgical Co. (a) (b)	460	$11,859
Stryker Corp.	1,986	429,572
Syneos Health, Inc. (a) (b)	300	15,963
Syros Pharmaceuticals, Inc. (a) (b)	1,310	13,598
Tandem Diabetes Care, Inc. (b)	410	24,182
Teladoc Health, Inc. (a) (b)	350	23,702
Teleflex, Inc.	200	67,950
Tenet Healthcare Corp. (a) (b)	631	13,958
TherapeuticsMD, Inc. (a) (b)	1,275	4,628
Thermo Fisher Scientific, Inc.	2,721	792,546
Tivity Health, Inc. (a) (b)	64	1,064
Ultragenyx Pharmaceutical, Inc. (a) (b)	207	8,855
United Therapeutics Corp. (b)	288	22,968
UnitedHealth Group, Inc.	6,246	1,357,380
Universal Health Services, Inc. - Class B	562	83,598
Varex Imaging Corp. (b)	282	8,048
Varian Medical Systems, Inc. (b)	607	72,288
Veeva Systems, Inc. - Class A (b)	725	110,700
Veracyte, Inc. (b)	1,500	36,000
Vericel Corp. (a) (b)	1,410	21,347
Vertex Pharmaceuticals, Inc. (b)	1,349	228,548
Waters Corp. (a) (b)	464	103,579
WellCare Health Plans, Inc. (a) (b)	329	85,267
West Pharmaceutical Services, Inc.	505	71,619
Zimmer Biomet Holdings, Inc.	1,472	202,061
Zoetis, Inc.	3,085	384,360
Zogenix, Inc. (b)	410	16,416
		24,235,257
Industrials - 9.9%
3M Co.	3,826	628,995
A.O. Smith Corp.	1,040	49,618
AAON, Inc. (a)	225	10,337
AAR Corp.	300	12,363
ABM Industries, Inc.	500	18,160
ACCO Brands Corp.	825	8,143
Acme United Corp. (a)	300	6,007

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Actuant Corp. - Class A	290	$6,363
Acuity Brands, Inc.	275	37,067
AECOM (b)	977	36,696
Aerojet Rocketdyne Holdings, Inc. (b)	500	25,255
AGCO Corp.	400	30,280
Air Lease Corp.	600	25,092
Aircastle Ltd.	500	11,215
Alaska Air Group, Inc.	834	54,135
Albany International Corp. - Class A	100	9,016
Allegiant Travel Co.	233	34,871
Allison Transmission Holdings, Inc.	1,125	52,931
Altra Industrial Motion Corp.	300	8,309
AMERCO	70	27,303
American Airlines Group, Inc. (a)	2,303	62,112
American Woodmark Corp. (b)	130	11,558
AMETEK, Inc.	1,337	122,763
Apogee Enterprises, Inc.	200	7,798
Applied Industrial Technologies, Inc.	375	21,300
ArcBest Corp.	300	9,135
Arconic, Inc.	3,140	81,640
Arcosa, Inc.	350	11,974
Armstrong Flooring, Inc. (b)	100	639
Armstrong World Industries, Inc.	200	19,340
ASGN, Inc. (b)	250	15,715
Astec Industries, Inc. (a)	200	6,220
Astronics Corp. (a) (b)	300	8,814
Avis Budget Group, Inc. (a) (b)	392	11,078
Axon Enterprise, Inc. (a) (b)	325	18,454
AZZ, Inc.	225	9,801
Barnes Group, Inc.	300	15,462
Beacon Roofing Supply, Inc. (b)	500	16,765
BMC Stock Holdings, Inc. (b)	475	12,436
Boeing Co. (The)	3,758	1,429,807
Brady Corp. - Class A	145	7,692
Briggs & Stratton Corp. (a)	150	909
BrightView Holdings, Inc. (b)	830	14,235

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Brink's Co. (The) (a)	150	$12,443
Builders FirstSource, Inc. (b)	450	9,259
BWX Technologies, Inc. (a)	612	35,013
C.H. Robinson Worldwide, Inc. (a)	360	30,521
Carlisle Cos., Inc.	423	61,563
Casella Waste Systems, Inc. - Class A (b)	100	4,294
Caterpillar, Inc.	3,631	458,631
CBIZ, Inc. (b)	300	7,050
CECO Environmental Corp. (a) (b)	2,970	20,745
Chart Industries, Inc. (a) (b)	300	18,708
Cintas Corp.	701	187,937
CIRCOR International, Inc. (a) (b)	184	6,909
Clean Harbors, Inc. (b)	400	30,880
Colfax Corp. (a) (b)	625	18,163
Columbus McKinnon Corp. (a)	400	14,572
Comfort Systems USA, Inc.	300	13,269
Commercial Vehicle Group, Inc. (b)	300	2,163
Copart, Inc. (b)	1,400	112,461
Cornerstone Building Brands, Inc. (a) (b)	500	3,025
CoStar Group, Inc. (b)	225	133,470
Covanta Holding Corp. (a)	850	14,697
Covenant Transportation Group, Inc. - Class A (b)	100	1,644
Crane Co.	325	26,205
CSX Corp.	5,905	409,039
Cubic Corp. (a)	300	21,129
Cummins, Inc.	887	144,288
Curtiss-Wright Corp.	300	38,811
Deere & Co.	1,971	332,467
Delta Air Lines, Inc.	3,900	224,639
Deluxe Corp.	200	9,832
Donaldson Co., Inc.	925	48,174
Dover Corp.	1,131	112,602
DXP Enterprises, Inc. (a) (b)	100	3,472
Dycom Industries, Inc. (a) (b)	211	10,772
Eaton Corp. plc	2,781	231,240
EMCOR Group, Inc.	500	43,060

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Emerson Electric Co.	4,248	$284,021
Encore Wire Corp.	200	11,256
Energy Recovery, Inc. (a) (b)	500	4,633
EnerSys	375	24,728
Ennis, Inc.	50	1,011
EnPro Industries, Inc.	178	12,220
Equifax, Inc.	795	111,833
ESCO Technologies, Inc.	200	15,912
Expeditors International of Washington, Inc.	1,250	92,863
Exponent, Inc.	540	37,746
Fastenal Co. (a)	4,250	138,847
Federal Signal Corp.	475	15,552
FedEx Corp.	1,567	228,108
Flowserve Corp.	815	38,069
Fluor Corp.	1,086	20,775
Forrester Research, Inc. (b)	255	8,196
Fortive Corp.	1,835	125,808
Fortune Brands Home & Security, Inc.	1,000	54,700
Forward Air Corp.	300	19,116
Franklin Electric Co., Inc.	275	13,148
FreightCar America, Inc. (a) (b)	500	2,425
FTI Consulting, Inc. (b)	250	26,498
GATX Corp. (a)	325	25,197
General Dynamics Corp.	1,390	253,995
General Electric Co.	57,876	517,411
Genesee & Wyoming, Inc. - Class A (b)	285	31,495
Gibraltar Industries, Inc. (b)	300	13,782
Gorman-Rupp Co. (The)	182	6,332
Graco, Inc.	1,086	49,999
Granite Construction, Inc. (a)	562	18,057
Great Lakes Dredge & Dock Corp. (b)	1,500	15,675
Greenbrier Cos., Inc. (The) (a)	200	6,024
Griffon Corp. (a)	350	7,340
H&E Equipment Services, Inc.	325	9,380
Hawaiian Holdings, Inc.	325	8,535
HD Supply Holdings, Inc. (b)	1,130	44,268

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Healthcare Services Group, Inc. (a)	375	$9,109
Heartland Express, Inc.	325	6,991
HEICO Corp. - Class A	682	66,365
Heidrick & Struggles International, Inc.	200	5,460
Herc Holdings, Inc. (b)	143	6,651
Heritage-Crystal Clean, Inc. (b)	370	9,805
Herman Miller, Inc.	300	13,827
Hertz Global Holdings, Inc. (a) (b)	430	5,951
Hexcel Corp.	750	61,598
Hillenbrand, Inc.	325	10,036
HNI Corp.	100	3,550
Honeywell International, Inc.	4,552	770,199
Hub Group, Inc. - Class A (b)	50	2,325
Hubbell, Inc.	338	44,413
Huntington Ingalls Industries, Inc.	319	67,561
Hurco Cos., Inc.	400	12,868
Huron Consulting Group, Inc. (b)	200	12,268
Hyster-Yale Materials Handling, Inc.	118	6,458
IAA, Inc. (b)	975	40,687
IDEX Corp.	437	71,616
IES Holdings, Inc. (b)	500	10,295
Illinois Tool Works, Inc.	1,814	283,873
Insperity, Inc.	292	28,797
Insteel Industries, Inc.	300	6,159
Interface, Inc.	500	7,220
ITT, Inc.	600	36,714
J.B. Hunt Transport Services, Inc. (a)	570	63,071
Jacobs Engineering Group, Inc.	850	77,774
JetBlue Airways Corp. (a) (b)	1,750	29,313
John Bean Technologies Corp. (a)	151	15,014
Johnson Controls International plc	4,040	177,315
Kaman Corp.	300	17,838
Kansas City Southern	759	100,955
KAR Auction Services, Inc. (a)	975	23,936
Kelly Services, Inc. - Class A (a)	400	9,688
Kennametal, Inc.	475	14,602

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Kforce, Inc.	150	$5,675
Kimball International, Inc. - Class B	700	13,510
Kirby Corp. (b)	300	24,648
Knight-Swift Transportation Holdings, Inc. (a)	638	23,159
Knoll, Inc.	500	12,675
Korn Ferry	225	8,694
Kratos Defense & Security Solutions, Inc. (a) (b)	10	186
L3Harris Technologies, Inc.	1,557	324,852
Landstar System, Inc.	300	33,774
Lennox International, Inc. (a)	257	62,443
Lincoln Electric Holdings, Inc. (a)	332	28,804
Lockheed Martin Corp.	1,634	637,358
Lyft, Inc. (b)	870	35,531
Manitowoc Co., Inc. (The) (b)	268	3,350
ManpowerGroup, Inc.	123	10,362
Marten Transport Ltd.	250	5,195
Masco Corp.	2,050	85,444
MasTec, Inc. (a) (b)	500	32,465
Matson, Inc.	325	12,191
Matthews International Corp. - Class A	100	3,539
McGrath RentCorp	300	20,877
Mercury Systems, Inc. (a) (b)	400	32,468
Meritor, Inc. (b)	550	10,175
Middleby Corp. (The) (b)	468	54,709
Mobile Mini, Inc.	406	14,965
Moog, Inc. - Class A	300	24,336
MSA Safety, Inc. (a)	228	24,877
MSC Industrial Direct Co., Inc. - Class A	245	17,770
Mueller Industries, Inc.	300	8,604
Mueller Water Products, Inc. - Series A	1,600	17,984
Navigant Consulting, Inc.	400	11,180
Navistar International Corp. (b)	625	17,569
Nordson Corp. (a)	318	46,511
Norfolk Southern Corp.	2,084	374,411
Northrop Grumman Corp.	1,017	381,161
NOW, Inc. (a) (b)	649	7,444

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
nVent Electric plc (a)	1,425	$31,407
Old Dominion Freight Line, Inc. (a)	500	84,985
Oshkosh Corp.	350	26,530
Owens Corning	800	50,560
PACCAR, Inc.	1,515	106,065
Parker-Hannifin Corp.	877	158,395
Perma-Pipe International Holdings, Inc. (b)	300	2,892
Pitney Bowes, Inc. (a)	1,375	6,284
Primoris Services Corp.	475	9,315
Quanex Building Products Corp.	1,000	18,080
Quanta Services, Inc.	1,050	39,690
R.R. Donnelley & Sons Co. (a)	425	1,602
Raven Industries, Inc. (a)	275	9,202
Raytheon Co.	1,951	382,767
RBC Bearings, Inc. (b)	165	27,375
Red Violet, Inc. (a) (b)	1,490	18,789
Regal Beloit Corp.	100	7,285
Republic Services, Inc.	1,233	106,716
Resideo Technologies, Inc. (b)	758	10,877
Resources Connection, Inc. (a)	200	3,398
Rexnord Corp. (b)	325	8,791
Robert Half International, Inc.	1,000	55,660
Rockwell Automation, Inc.	970	159,856
Rollins, Inc.	1,350	45,995
Roper Technologies, Inc.	634	226,084
Rush Enterprises, Inc. - Class A	75	2,894
Ryder System, Inc.	405	20,967
Saia, Inc. (a) (b)	225	21,083
Simpson Manufacturing Co., Inc. (a)	100	6,937
SkyWest, Inc.	375	21,525
Snap-on, Inc.	362	56,667
Southwest Airlines Co.	3,214	173,587
Spartan Motors, Inc.	75	1,029
Spirit AeroSystems Holdings, Inc. - Class A	700	57,568
Spirit Airlines, Inc. (b)	475	17,243
SPX Corp. (b)	312	12,483

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
SPX FLOW, Inc. (b)	312	$12,312
Standex International Corp.	50	3,647
Stanley Black & Decker, Inc.	1,020	147,298
Steelcase, Inc. - Class A	875	16,100
Stericycle, Inc. (a) (b)	575	29,285
Sunrun, Inc. (b)	1,550	25,893
Systemax, Inc.	600	13,206
Team, Inc. (a) (b)	1,114	20,108
Teledyne Technologies, Inc. (b)	211	67,940
Terex Corp.	825	21,425
Tetra Tech, Inc. (a)	418	36,266
Textainer Group Holdings Ltd. (a) (b)	700	6,937
Textron, Inc.	1,375	67,320
Timken Co. (The)	375	16,316
Toro Co. (The)	528	38,702
TransDigm Group, Inc.	298	155,160
TransUnion	650	52,722
Trex Co., Inc. (a) (b)	450	40,919
TriNet Group, Inc. (b)	200	12,438
Trinity Industries, Inc. (a)	1,050	20,664
Triumph Group, Inc.	256	5,857
TrueBlue, Inc. (a) (b)	300	6,330
Tutor Perini Corp. (b)	200	2,866
Twin Disc, Inc. (a) (b)	400	4,236
Ultralife Corp. (a) (b)	200	1,732
UniFirst Corp.	86	16,780
Union Pacific Corp.	4,857	786,736
United Airlines Holdings, Inc. (b)	1,581	139,776
United Parcel Service, Inc. - Class B	4,100	491,262
United Rentals, Inc. (b)	542	67,554
United Technologies Corp.	5,348	730,109
Univar Solutions, Inc. (b)	575	11,937
Universal Forest Products, Inc. (a)	399	15,912
Upwork, Inc. (a) (b)	1,040	13,837
US Ecology, Inc. (a)	200	12,788
Valmont Industries, Inc.	159	22,012

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Vectrus, Inc. (b)	122	$4,959
Verisk Analytics, Inc.	1,124	177,748
Veritiv Corp. (b)	97	1,754
Viad Corp.	100	6,715
Vicor Corp. (b)	300	8,856
W.W. Grainger, Inc.	423	125,693
Wabash National Corp. (a)	50	726
WABCO Holdings, Inc. (b)	303	40,526
Waste Management, Inc.	2,145	246,674
Watsco, Inc.	214	36,205
Watts Water Technologies, Inc. - Class A	300	28,119
Welbilt, Inc. (b)	1,075	18,125
Werner Enterprises, Inc. (a)	250	8,825
WESCO International, Inc. (b)	300	14,331
Westinghouse Air Brake Technologies Corp. (a)	869	62,446
Willdan Group, Inc. (a) (b)	340	11,927
Woodward, Inc.	500	53,915
XPO Logistics, Inc. (a) (b)	655	46,878
Xylem, Inc.	1,300	103,506
		18,837,996
Information Technology - 21.0%
2U, Inc. (a) (b)	325	5,291
3D Systems Corp. (a) (b)	848	6,911
8x8, Inc. (a) (b)	1,000	20,720
ACI Worldwide, Inc. (a) (b)	560	17,542
Adobe, Inc. (b)	3,131	864,938
Advanced Energy Industries, Inc. (b)	300	17,223
Advanced Micro Devices, Inc. (a) (b)	5,945	172,346
Agilysys, Inc. (b)	500	12,805
Akamai Technologies, Inc. (b)	984	89,918
Alliance Data Systems Corp.	408	52,277
Alteryx, Inc. - Class A (b)	180	19,337
Ambarella, Inc. (b)	300	18,851
Amkor Technology, Inc. (b)	1,050	9,555
Amphenol Corp. - Class A	1,600	154,399
Amtech Systems, Inc. (a) (b)	2,601	13,785

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
Analog Devices, Inc.	2,429	$271,392
Anaplan, Inc. (b)	720	33,840
Anixter International, Inc. (b)	167	11,543
ANSYS, Inc. (b)	500	110,680
Apple, Inc.	29,973	6,713,052
Applied Materials, Inc.	5,998	299,300
Arista Networks, Inc. (b)	320	76,454
Arrow Electronics, Inc. (b)	500	37,290
Aspen Technology, Inc. (b)	325	40,001
Autodesk, Inc. (b)	1,475	217,857
Automatic Data Processing, Inc.	3,124	504,276
Avalara, Inc. (b)	680	45,757
Avnet, Inc.	900	40,037
AVX Corp.	375	5,700
AXT, Inc. (a) (b)	4,230	15,059
Badger Meter, Inc.	300	16,110
Bel Fuse, Inc. - Class B	300	4,509
Belden, Inc.	100	5,334
Benchmark Electronics, Inc.	475	13,804
Black Knight, Inc. (b)	585	35,720
Blackbaud, Inc. (a)	200	18,068
BlackLine, Inc. (b)	400	19,124
Booz Allen Hamilton Holding Corp.	1,000	71,020
Bottomline Technologies (de), Inc. (b)	375	14,756
Broadcom, Inc.	2,530	698,457
Broadridge Financial Solutions, Inc.	775	96,433
Brooks Automation, Inc. (a)	106	3,925
Cabot Microelectronics Corp. (a)	100	14,121
CACI International, Inc. - Class A (b)	99	22,895
Cadence Design Systems, Inc. (b)	1,902	125,684
CalAmp Corp. (a) (b)	400	4,608
Calix, Inc. (b)	175	1,118
Carbon Black, Inc. (b)	1,150	29,889
Carbonite, Inc. (a) (b)	630	9,759
Cardtronics plc - Class A (b)	175	5,292
CDW Corp.	1,025	126,320

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
Ciena Corp. (b)	997	$39,112
Cirrus Logic, Inc. (b)	400	21,432
Cisco Systems, Inc.	27,788	1,373,005
Citrix Systems, Inc.	1,118	107,909
Cognex Corp.	1,150	56,500
Cognizant Technology Solutions Corp. - Class A	4,298	259,019
Coherent, Inc. (a) (b)	200	30,744
CommScope Holding Co., Inc. (a) (b)	1,150	13,524
CommVault Systems, Inc. (b)	375	16,766
Comtech Telecommunications Corp.	100	3,250
Conduent, Inc. (b)	1,399	8,702
CoreLogic, Inc. (b)	677	31,325
Cornerstone OnDemand, Inc. (b)	500	27,410
Corning, Inc.	5,799	165,386
Coupa Software, Inc. (a) (b)	290	37,575
Cree, Inc. (a) (b)	625	30,625
CSG Systems International, Inc.	78	4,031
CTS Corp.	100	3,236
CyberOptics Corp. (a) (b)	840	12,029
Cypress Semiconductor Corp.	1,625	37,928
Daktronics, Inc.	800	5,908
Dell Technologies, Inc. - Class C (b)	1,360	70,530
Diebold Nixdorf, Inc. (a) (b)	650	7,280
Diodes, Inc. (b)	300	12,045
DocuSign, Inc. (b)	1,040	64,397
Dolby Laboratories, Inc. - Class A	300	19,392
DXC Technology Co.	1,978	58,351
Ebix, Inc. (a)	31	1,305
EchoStar Corp. - Class A (b)	400	15,848
eGain Corp. (b)	2,700	21,614
Enphase Energy, Inc. (b)	840	18,673
Entegris, Inc. (a)	1,011	47,578
Envestnet, Inc. (a) (b)	375	21,263
EPAM Systems, Inc. (b)	300	54,696
Euronet Worldwide, Inc. (a) (b)	349	51,059
Everbridge, Inc. (b)	310	19,130

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
Everspin Technologies, Inc. (a) (b)	2,680	$16,428
ExlService Holdings, Inc. (b)	300	20,088
F5 Networks, Inc. (b)	433	60,802
Fair Isaac Corp. (b)	146	44,314
FARO Technologies, Inc. (b)	200	9,670
Fidelity National Information Services, Inc.	2,981	395,758
FireEye, Inc. (a) (b)	600	8,004
First Solar, Inc. (a) (b)	400	23,204
Fiserv, Inc. (b)	3,168	328,173
Fitbit, Inc. - Class A (a) (b)	425	1,619
Five9, Inc. (b)	570	30,632
FleetCor Technologies, Inc. (b)	628	180,098
FLIR Systems, Inc.	1,025	53,905
ForeScout Technologies, Inc. (a) (b)	590	22,373
FormFactor, Inc. (b)	480	8,950
Fortinet, Inc. (b)	1,075	82,517
Gartner, Inc. (b)	581	83,077
Genpact Ltd.	1,125	43,594
Global Payments, Inc.	2,033	323,263
Guidewire Software, Inc. (a) (b)	300	31,614
Hewlett Packard Enterprise Co.	9,787	148,469
HP, Inc.	9,122	172,588
HubSpot, Inc. (b)	300	45,483
I.D. Systems, Inc. (a) (b)	100	548
II-VI, Inc. (a) (b)	541	19,060
Infinera Corp. (a) (b)	600	3,270
Inphi Corp. (a) (b)	300	18,315
Insight Enterprises, Inc. (a) (b)	200	11,138
Instructure, Inc. (a) (b)	470	18,208
Intel Corp.	29,498	1,520,031
Intelligent Systems Corp. (a) (b)	607	25,215
InterDigital, Inc.	246	12,908
International Business Machines Corp.	5,905	858,704
inTEST Corp. (b)	2,450	11,393
Intuit, Inc.	1,589	422,578
IPG Photonics Corp. (a) (b)	281	38,104

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
Itron, Inc. (b)	200	$14,792
j2 Global, Inc. (a)	325	29,517
Jabil, Inc.	1,025	36,664
Jack Henry & Associates, Inc.	486	70,941
Juniper Networks, Inc.	2,190	54,203
KBR, Inc. (a)	925	22,700
Key Tronic Corp. (b)	600	3,810
Keysight Technologies, Inc. (b)	1,298	126,231
Kimball Electronics, Inc. (b)	525	7,618
KLA-Tencor Corp.	956	152,434
Knowles Corp. (b)	458	9,316
Kulicke & Soffa Industries, Inc.	400	9,392
Lam Research Corp.	996	230,186
Lattice Semiconductor Corp. (b)	1,220	22,308
Leidos Holdings, Inc.	931	79,954
Littelfuse, Inc.	118	20,923
LivePerson, Inc. (a) (b)	770	27,489
LiveRamp Holdings, Inc. (b)	475	20,406
LogMeIn, Inc.	356	25,262
Lumentum Holdings, Inc. (a) (b)	424	22,709
MACOM Technology Solutions Holdings, Inc. (b)	463	9,952
Manhattan Associates, Inc. (b)	350	28,235
Marin Software, Inc. (a) (b)	2,836	7,317
Marvell Technology Group Ltd. (a)	4,389	109,593
Mastercard, Inc. - Class A	6,175	1,676,944
Maxim Integrated Products, Inc.	1,775	102,790
MAXIMUS, Inc.	425	32,836
MaxLinear, Inc. (b)	475	10,631
Methode Electronics, Inc.	100	3,364
Microchip Technology, Inc. (a)	1,574	146,240
Micron Technology, Inc. (b)	7,002	300,036
Microsoft Corp.	49,522	6,885,043
MicroStrategy, Inc. - Class A (b)	100	14,837
Mitek Systems, Inc. (a) (b)	2,920	28,178
MKS Instruments, Inc.	300	27,684
MobileIron, Inc. (b)	3,650	23,889

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
Model N, Inc. (b)	690	$19,154
Monolithic Power Systems, Inc. (a)	200	31,126
Monotype Imaging Holdings, Inc.	350	6,934
Motorola Solutions, Inc.	1,132	192,904
Nanometrics, Inc. (b)	200	6,524
Napco Security Technologies, Inc. (a) (b)	900	22,968
National Instruments Corp.	812	34,096
NCR Corp. (a) (b)	925	29,193
Net Element, Inc. (a) (b)	2,980	13,619
NetApp, Inc.	1,355	71,151
NETGEAR, Inc. (b)	50	1,611
NetScout Systems, Inc. (a) (b)	700	16,142
NetSol Technologies, Inc. (b)	2,580	14,319
New Relic, Inc. (b)	230	14,134
NIC, Inc.	375	7,744
Nuance Communications, Inc. (b)	2,175	35,474
Nutanix, Inc. - Class A (a) (b)	470	12,338
NVE Corp.	100	6,635
NVIDIA Corp.	3,787	659,203
Okta, Inc. (b)	350	34,461
ON Semiconductor Corp. (a) (b)	2,730	52,443
OneSpan, Inc. (a) (b)	450	6,525
Oracle Corp.	15,650	861,219
OSI Systems, Inc. (b)	100	10,156
Palo Alto Networks, Inc. (b)	719	146,554
PAR Technology Corp. (a) (b)	100	2,377
Park Aerospace Corp. (a)	600	10,536
Paychex, Inc.	2,150	177,956
Paycom Software, Inc. (b)	300	62,847
Paylocity Holding Corp. (b)	300	29,274
PayPal Holdings, Inc. (b)	7,725	800,233
Pegasystems, Inc. (a)	300	20,415
Perspecta, Inc.	989	25,833
Plantronics, Inc. (a)	300	11,196
Plexus Corp. (b)	300	18,753
Power Integrations, Inc.	300	27,129

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
PRGX Global, Inc. (b)	2,150	$11,073
Progress Software Corp.	200	7,612
Proofpoint, Inc. (b)	316	40,780
PROS Holdings, Inc. (b)	300	17,880
PTC, Inc. (b)	865	58,976
Q2 Holdings, Inc. (b)	240	18,929
Qorvo, Inc. (b)	310	22,983
QUALCOMM, Inc.	8,235	628,166
Qualys, Inc. (a) (b)	300	22,671
Rambus, Inc. (b)	500	6,563
Rapid7, Inc. (b)	540	24,511
RealPage, Inc. (a) (b)	325	20,430
RF Industries Ltd. (a)	1,575	11,151
RingCentral, Inc. - Class A (b)	260	32,672
Rubicon Project, Inc. (The) (b)	2,100	18,291
Rudolph Technologies, Inc. (b)	340	8,962
Sabre Corp.	1,400	31,353
SailPoint Technology Holdings, Inc. (a) (b)	630	11,775
salesforce.com, Inc. (b)	5,259	780,645
Sanmina Corp. (b)	333	10,693
Science Applications International Corp. (a)	340	29,699
Semtech Corp. (b)	300	14,583
ServiceNow, Inc. (b)	1,203	305,381
SharpSpring, Inc. (a) (b)	1,870	18,139
Silicon Laboratories, Inc. (b)	200	22,270
Skyworks Solutions, Inc.	1,099	87,096
Slack Technologies, Inc. - Class A (b)	910	21,594
Snap, Inc. - Class A (a) (b)	5,930	93,694
Splunk, Inc. (b)	918	108,195
Square, Inc. - Class A (a) (b)	1,090	67,526
SS&C Technologies Holdings, Inc.	1,325	68,330
SunPower Corp. (a) (b)	1,300	14,261
SVMK, Inc. (b)	1,170	20,007
Sykes Enterprises, Inc. (b)	102	3,125
Symantec Corp.	3,483	82,303
Synaptics, Inc. (a) (b)	333	13,303

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
Synchronoss Technologies, Inc. (b)	325	$1,755
SYNNEX Corp.	229	25,854
Synopsys, Inc. (b)	1,117	153,307
Tech Data Corp. (b)	211	21,995
Teradata Corp. (a) (b)	1,025	31,775
Teradyne, Inc.	1,075	62,253
TESSCO Technologies, Inc.	100	1,437
Texas Instruments, Inc.	5,755	743,775
TiVo Corp.	878	6,686
Trade Desk, Inc. (The) - Class A (a) (b)	140	26,257
Trimble, Inc. (b)	1,334	51,773
TTM Technologies, Inc. (b)	488	5,951
Twilio, Inc. - Class A (a) (b)	630	69,275
Tyler Technologies, Inc. (b)	192	50,400
Unisys Corp. (b)	427	3,173
Universal Display Corp.	270	45,333
Upland Software, Inc. (a) (b)	580	20,219
Varonis Systems, Inc. (a) (b)	310	18,532
Veeco Instruments, Inc. (b)	400	4,672
Verint Systems, Inc. (b)	375	16,043
VeriSign, Inc. (b)	516	97,333
Versum Materials, Inc.	821	43,456
ViaSat, Inc. (b)	350	26,362
Viavi Solutions, Inc. (b)	1,328	18,599
Virtusa Corp. (b)	400	14,408
Visa, Inc. - Class A (a)	11,316	1,946,464
Vishay Intertechnology, Inc.	806	13,646
Vishay Precision Group, Inc. (b)	129	4,223
VMware, Inc. - Class A	594	89,136
Western Digital Corp.	2,020	120,473
Western Union Co. (The)	2,454	56,859
WEX, Inc. (a) (b)	214	43,243
Workday, Inc. - Class A (b)	535	90,929
Workiva, Inc. (b)	440	19,285
Xerox Holdings Corp.	1,748	52,283
Xilinx, Inc.	1,575	151,043

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 21.0% (Continued)
Xperi Corp. (a)	400	$8,272
Yext, Inc. (a) (b)	1,150	18,274
Zebra Technologies Corp. - Class A (b)	225	46,433
Zendesk, Inc. (b)	550	40,084
Zix Corp. (b)	2,390	17,304
Zscaler, Inc. (b)	510	24,103
		40,043,653
Materials - 2.5%
AdvanSix, Inc. (b)	250	6,430
Air Products & Chemicals, Inc.	1,460	323,916
Albemarle Corp. (a)	745	51,792
Alcoa Corp. (b)	1,163	23,341
Allegheny Technologies, Inc. (a) (b)	775	15,694
American Vanguard Corp.	400	6,280
AptarGroup, Inc.	286	33,877
Ashland Global Holdings, Inc.	467	35,982
Avery Dennison Corp.	590	67,006
Axalta Coating Systems Ltd. (b)	675	20,351
Balchem Corp. (a)	201	19,937
Ball Corp.	1,960	142,707
Berry Global Group, Inc. (b)	900	35,343
Cabot Corp.	400	18,128
Carpenter Technology Corp.	200	10,332
Celanese Corp.	795	97,221
Century Aluminum Co. (a) (b)	600	3,981
CF Industries Holdings, Inc.	1,670	82,164
Chemours Co. (The) (a)	1,289	19,258
Clearwater Paper Corp. (a) (b)	720	15,206
Cleveland-Cliffs, Inc. (a)	1,400	10,108
Coeur Mining, Inc. (b)	1,110	5,339
Commercial Metals Co.	775	13,470
Compass Minerals International, Inc.	100	5,649
Core Molding Technologies, Inc. (a) (b)	200	1,282
Corteva, Inc.	4,773	133,644
Crown Holdings, Inc. (b)	900	59,454
Dow, Inc.	4,773	227,433

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Materials - 2.5% (Continued)
DuPont de Nemours, Inc.	4,773	$340,363
Eagle Materials, Inc. (a)	333	29,973
Eastman Chemical Co.	990	73,092
Ecolab, Inc.	1,764	349,342
Ferro Corp. (a) (b)	575	6,820
Ferroglobe Representation & Warranty Insurance Trust (b) (c) (d)	500	0
Flotek Industries, Inc. (a) (b)	1,679	3,694
FMC Corp.	875	76,720
Freeport-McMoRan, Inc.	8,769	83,919
GCP Applied Technologies, Inc. (b)	427	8,220
Graphic Packaging Holding Co.	1,325	19,544
Greif, Inc. - Class A (a)	300	11,367
H.B. Fuller Co.	150	6,984
Huntsman Corp.	1,575	36,635
Ingevity Corp. (b)	393	33,342
International Flavors & Fragrances, Inc. (a)	471	57,787
International Paper Co.	2,237	93,551
Kaiser Aluminum Corp.	138	13,658
Kraton Corp. (b)	300	9,687
Livent Corp. (a) (b)	818	5,472
Louisiana-Pacific Corp.	825	20,279
LSB Industries, Inc. (a) (b)	1,436	7,438
Martin Marietta Materials, Inc.	444	121,700
Minerals Technologies, Inc.	250	13,273
Mosaic Co. (The)	2,625	53,813
Myers Industries, Inc. (a)	200	3,530
Neenah, Inc.	120	7,814
Newmont Mining Corp.	4,770	180,879
Nucor Corp.	1,675	85,274
Olin Corp. (a)	1,020	19,094
Owens-Illinois, Inc.	1,300	13,351
P.H. Glatfelter Co.	325	5,002
Packaging Corp. of America	575	61,008
PolyOne Corp.	483	15,770
PPG Industries, Inc.	1,599	189,497

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Materials - 2.5% (Continued)
Quaker Chemical Corp. (a)	100	$15,814
Rayonier Advanced Materials, Inc. (a)	500	2,165
Reliance Steel & Aluminum Co.	549	54,713
Royal Gold, Inc. (a)	491	60,496
RPM International, Inc.	1,000	68,810
Schweitzer-Mauduit International, Inc.	300	11,232
Scotts Miracle-Gro Co. (The)	296	30,139
Sealed Air Corp.	1,250	51,888
Sensient Technologies Corp.	335	22,998
Sherwin-Williams Co. (The)	583	320,574
Silgan Holdings, Inc.	150	4,505
Sonoco Products Co. (a)	725	42,202
Southern Copper Corp.	747	25,495
Steel Dynamics, Inc.	1,550	46,190
Stepan Co.	148	14,365
Summit Materials, Inc. - Class A (a) (b)	571	12,676
SunCoke Energy, Inc. (a) (b)	564	3,181
TimkenSteel Corp. (a) (b)	400	2,516
Tredegar Corp.	671	13,098
Trinseo S.A.	300	12,885
UFP Technologies, Inc. (b)	500	19,300
United States Lime & Minerals, Inc. (a)	50	3,825
United States Steel Corp. (a)	1,350	15,593
Valvoline, Inc.	1,282	28,242
Verso Corp. - Class A (b)	500	6,190
Vulcan Materials Co.	855	129,311
W.R. Grace & Co.	427	28,507
Westlake Chemical Corp.	202	13,235
WestRock Co.	1,534	55,914
Worthington Industries, Inc.	225	8,111
		4,667,387
Real Estate - 4.5%
Acadia Realty Trust (a)	676	19,320
Agree Realty Corp. (a)	300	21,945
Alexander & Baldwin, Inc.	213	5,221
Alexandria Real Estate Equities, Inc.	601	92,578

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Real Estate - 4.5% (Continued)
American Assets Trust, Inc.	425	$19,865
American Campus Communities, Inc.	982	47,215
American Homes 4 Rent - Class A	1,700	44,013
American Tower Corp.	2,896	640,391
Apartment Investment & Management Co. - Class A	1,381	72,005
Apple Hospitality REIT, Inc.	1,975	32,746
AvalonBay Communities, Inc.	1,099	236,648
Boston Properties, Inc.	1,243	161,167
Braemar Hotels & Resorts, Inc.	130	1,221
Brandywine Realty Trust (a)	1,413	21,407
Brixmor Property Group, Inc. (a)	2,275	46,160
Camden Property Trust	725	80,482
CareTrust REIT, Inc.	403	9,473
CBRE Group, Inc. - Class A (b)	2,425	128,548
Chatham Lodging Trust	425	7,714
Colony Capital, Inc. - Class A	3,575	21,522
Columbia Property Trust, Inc.	1,075	22,736
CoreCivic, Inc.	799	13,807
CoreSite Realty Corp.	300	36,555
Corporate Office Properties Trust	850	25,313
Cousins Properties, Inc.	839	31,538
Crown Castle International Corp.	2,435	338,488
CubeSmart (a)	1,412	49,279
CyrusOne, Inc. (a)	725	57,348
DiamondRock Hospitality Co. (a)	1,727	17,702
Digital Realty Trust, Inc. (a)	1,631	211,720
Douglas Emmett, Inc.	1,300	55,679
Duke Realty Corp.	2,726	92,602
EastGroup Properties, Inc.	262	32,755
Empire State Realty Trust, Inc. - Class A (a)	775	11,059
EPR Properties	422	32,435
Equinix, Inc.	530	305,703
Equity Commonwealth	993	34,010
Equity LifeStyle Properties, Inc.	739	98,730
Equity Residential	2,904	250,499
Essential Properties Realty Trust, Inc.	830	19,015

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Real Estate - 4.5% (Continued)
Essex Property Trust, Inc.	472	$154,179
Extra Space Storage, Inc.	989	115,535
Federal Realty Investment Trust	520	70,793
First Industrial Realty Trust, Inc. (a)	1,025	40,549
Four Corners Property Trust, Inc. (a)	444	12,556
Franklin Street Properties Corp.	950	8,037
Front Yard Residential Corp.	33	381
Gaming and Leisure Properties, Inc.	1,217	46,538
Getty Realty Corp.	402	12,888
Global Medical REIT, Inc.	1,810	20,634
HCP, Inc. (a)	3,775	134,503
Healthcare Realty Trust, Inc.	875	29,313
Healthcare Trust of America, Inc. - Class A	1,025	30,115
Hersha Hospitality Trust (a)	550	8,184
Highwoods Properties, Inc.	800	35,952
Host Hotels & Resorts, Inc.	5,974	103,290
Howard Hughes Corp. (The) (a) (b)	321	41,602
Hudson Pacific Properties, Inc.	1,225	40,989
Industrial Logistics Properties Trust	175	3,719
Investors Real Estate Trust	180	13,441
Invitation Homes, Inc.	871	25,790
Iron Mountain, Inc.	1,372	44,439
JBG SMITH Properties	764	29,956
Jones Lang LaSalle, Inc.	295	41,023
Kennedy-Wilson Holdings, Inc.	925	20,276
Kilroy Realty Corp.	700	54,523
Kimco Realty Corp. (a)	3,350	69,948
Kite Realty Group Trust	725	11,709
Lamar Advertising Co. - Class A	400	32,772
Lexington Realty Trust	1,125	11,531
Liberty Property Trust	1,225	62,879
Life Storage, Inc.	350	36,894
LTC Properties, Inc.	50	2,561
Macerich Co. (The) (a)	803	25,367
Mack-Cali Realty Corp.	725	15,704
Medical Properties Trust, Inc.	1,500	29,340

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Real Estate - 4.5% (Continued)
Mid-America Apartment Communities, Inc.	859	$111,679
National Health Investors, Inc.	325	26,777
National Retail Properties, Inc.	900	50,760
New Senior Investment Group, Inc.	695	4,643
New York REIT Liquidating, LLC (a) (b) (c) (d)	130	1,702
Newmark Group, Inc. - Class A (a)	765	6,931
Office Properties Income Trust (a)	228	6,986
Omega Healthcare Investors, Inc.	1,749	73,091
Outfront Media, Inc.	336	9,334
Paramount Group, Inc.	1,800	24,030
Park Hotels & Resorts, Inc. (a)	620	15,469
Pebblebrook Hotel Trust (a)	1,188	33,050
Pennsylvania Real Estate Investment Trust (a)	775	4,433
Physicians Realty Trust	900	15,975
Piedmont Office Realty Trust, Inc. - Class A	1,275	26,622
Plymouth Industrial REIT, Inc. (a)	1,130	20,702
PotlatchDeltic Corp.	298	12,243
Preferred Apartment Communities, Inc. - Class A	2,770	40,027
Prologis, Inc.	4,883	416,128
PS Business Parks, Inc.	200	36,390
Public Storage	1,249	306,341
Rafael Holdings, Inc. - Class B (a) (b)	1,018	21,337
Rayonier, Inc.	826	23,293
Realty Income Corp.	1,700	130,356
Regency Centers Corp.	1,182	82,137
Retail Opportunity Investments Corp.	725	13,217
Retail Properties of America, Inc. - Class A	2,075	25,564
Retail Value, Inc.	144	5,334
Rexford Industrial Realty, Inc.	430	18,929
RLJ Lodging Trust	1,633	27,745
RMR Group, Inc. (The) - Class A	71	3,229
RPT Realty (a)	1,000	13,550
Ryman Hospitality Properties, Inc. (a)	525	42,950
Sabra Health Care REIT, Inc. (a)	1,436	32,971
SBA Communications Corp.	920	221,858
Senior Housing Properties Trust	2,075	19,204

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Real Estate - 4.5% (Continued)
Service Properties Trust (a)	1,325	$34,172
Simon Property Group, Inc.	2,553	397,373
SITE Centers Corp.	1,410	21,305
SL Green Realty Corp. (a)	776	63,438
Spirit MTA REIT (a)	300	2,532
Spirit Realty Capital, Inc. (a)	600	28,716
St. Joe Co. (The) (a) (b)	500	8,565
STAG Industrial, Inc. (a)	450	13,266
STORE Capital Corp.	675	25,252
Summit Hotel Properties, Inc.	975	11,310
Sun Communities, Inc. (a)	500	74,225
Sunstone Hotel Investors, Inc.	1,840	25,282
Tanger Factory Outlet Centers, Inc. (a)	775	11,997
Taubman Centers, Inc.	500	20,415
Tejon Ranch Co. (b)	50	849
Terreno Realty Corp.	275	14,050
UDR, Inc.	2,028	98,317
Uniti Group, Inc. (a)	1,228	9,535
Universal Health Realty Income Trust (a)	200	20,560
Urban Edge Properties	811	16,050
Urstadt Biddle Properties, Inc. - Class A	500	11,850
Ventas, Inc.	2,665	194,625
VEREIT, Inc.	6,175	60,392
Vornado Realty Trust	1,528	97,288
W.P. Carey, Inc.	210	18,795
Washington Prime Group, Inc. (a)	1,617	6,694
Washington Real Estate Investment Trust	450	12,312
Weingarten Realty Investors	1,050	30,587
Welltower, Inc.	2,820	255,633
Weyerhaeuser Co.	5,677	157,253
Xenia Hotels & Resorts, Inc. (a)	900	19,008
		8,571,157
Utilities - 3.5%
AES Corp.	4,360	71,242
ALLETE, Inc.	425	37,149
Alliant Energy Corp.	1,375	74,154

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Utilities - 3.5% (Continued)
Ameren Corp.	1,625	$130,081
American Electric Power Co., Inc.	3,355	314,330
American States Water Co. (a)	510	45,829
American Water Works Co., Inc.	1,190	147,833
Aqua America, Inc.	1,326	59,445
Atmos Energy Corp.	760	86,556
Avangrid, Inc. (a)	550	28,738
Avista Corp.	250	12,110
Black Hills Corp.	430	32,994
California Water Service Group (a)	415	21,966
CenterPoint Energy, Inc.	2,900	87,522
CMS Energy Corp.	1,800	115,110
Consolidated Edison, Inc.	2,169	204,905
Dominion Energy, Inc.	4,617	374,162
DTE Energy Co.	1,023	136,018
Duke Energy Corp.	4,412	422,933
Edison International	2,291	172,787
El Paso Electric Co.	100	6,708
Entergy Corp.	1,150	134,964
Evergy, Inc.	1,715	114,150
Eversource Energy (a)	2,092	178,803
Exelon Corp.	4,631	223,724
FirstEnergy Corp.	3,030	146,137
Genie Energy Ltd. - Class B (a)	4,446	33,167
Hawaiian Electric Industries, Inc. (a)	800	36,488
IDACORP, Inc.	313	35,266
MDU Resources Group, Inc.	1,075	30,304
MGE Energy, Inc.	150	11,981
Middlesex Water Co. (a)	780	50,669
National Fuel Gas Co. (a)	650	30,498
New Jersey Resources Corp. (a)	500	22,610
NextEra Energy, Inc.	3,223	750,926
NiSource, Inc.	2,140	64,029
Northwest Natural Holding Co.	300	21,402
NorthWestern Corp.	400	30,020
NRG Energy, Inc.	2,772	109,772

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Utilities - 3.5% (Continued)
OGE Energy Corp.	1,175	$53,322
ONE Gas, Inc.	287	27,584
Ormat Technologies, Inc.	175	13,001
Otter Tail Corp.	350	18,813
PG&E Corp. (b)	3,350	33,500
Pinnacle West Capital Corp.	716	69,502
PNM Resources, Inc.	400	20,832
Portland General Electric Co.	500	28,185
PPL Corp. (a)	4,700	148,003
Public Service Enterprise Group, Inc.	3,600	223,488
Sempra Energy	1,737	256,399
SJW Group	180	12,292
South Jersey Industries, Inc.	1,090	35,872
Southern Co. (The)	6,540	403,976
Southwest Gas Holdings, Inc.	325	29,588
Spire, Inc.	350	30,534
TerraForm Power, Inc. - Class A	2,090	38,090
UGI Corp.	1,805	90,737
Vistra Energy Corp.	2,177	58,191
WEC Energy Group, Inc. (a)	2,039	193,909
Xcel Energy, Inc.	3,600	233,604
York Water Co. (The)	290	12,661
		6,639,565

Total Common Stocks (Cost $55,756,100)		$187,502,928

RIGHTS - 0.0% (e)	Shares	Value
AMR Corp., Escrow (b) (c) (d)	3,275	$229
Media General, Inc. - CVR (a) (b) (c) (d)	794	0
Schulman A, Inc. (b) (c) (d)	81	0
Total Rights (Cost $0)		$229

WILSHIRE 5000 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.85% (f)	826,445	$826,445
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.93% (f) (g)	958,862	958,862
Total Money Market Funds (Cost $1,785,307)		$1,785,307

Total Investments at Value - 99.4% (Cost $57,541,407)		$189,288,464

Other Assets in Excess of Liabilities - 0.6%		1,092,210

Net Assets - 100.0%		$190,380,674

CVR - Contingent Value Right.

(a)	This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $13,343,025 (Note 1).
(b)	Non-income producing security.
(c)	Illiquid security. The total value of such securities is $1,959 as of September 30, 2019, representing 0.0% (e) of net assets.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $1,959 as of September 30, 2019, representing 0.0% (e) of net assets (Note 1).
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of September 30, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $958,862. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $12,683,575 (Note 5).

See accompanying notes to Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Australia - 3.3%
AGL Energy Ltd. (a)	6,398	$82,770
Alkane Resources Ltd. (a) (b)	121,900	60,066
Alumina Ltd. (a)	121,412	194,517
Appen Ltd. (a)	5,086	72,799
Aristocrat Leisure Ltd. (a)	5,169	106,869
ASX Ltd. (a)	4,258	233,335
Aurizon Holdings Ltd. (a)	130,217	519,087
Ausdrill Ltd. (a)	21,500	32,403
Austal Ltd. (a)	24,494	71,842
Baby Bunting Group Ltd. (a)	23,310	55,894
Beach Energy Ltd. (a)	53,541	91,389
BHP Billiton Ltd. (a)	35,331	873,043
BlueScope Steel Ltd. (a)	4,292	34,861
Bravura Solutions Ltd. (a)	9,988	27,987
Charter Hall Group (a)	19,627	154,364
Charter Hall Long Wale (a) (c)	11,070	42,827
Cochlear Ltd. (a)	2,386	335,767
Collins Foods Ltd. (a)	10,063	68,035
CSL Ltd. (a)	34,128	5,396,012
Dicker Data Ltd. (a)	29,960	160,907
EML Payments Ltd. (a) (b) (c)	16,752	48,532
GDI Property Group (a)	46,178	47,386
Goodman Group (a)	31,874	305,088
IDP Education Ltd. (a) (c)	6,706	70,568
Independence Group NL (a)	13,536	58,885
Ingenia Communities Group (a)	41,968	113,899
Inghams Group Ltd. (a) (c)	23,455	49,901
Insurance Australia Group Ltd. (a)	44,153	235,597
IRESS Ltd. (a)	14,982	117,190
JB Hi-Fi Ltd. (a) (c)	10,381	238,351
Jumbo Interactive Ltd. (a) (c)	3,763	61,467
Jupiter Mines Ltd. (a)	240,988	63,503
Macquarie Group Ltd. (a)	5,616	497,811
Medibank Private Ltd. (a)	85,832	197,114
National Storage (a)	121,971	147,806

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Australia - 3.3% (Continued)
nearmap Ltd. (a) (b) (c)	25,154	$43,970
Newcrest Mining Ltd. (a)	5,493	126,754
NRW Holdings Ltd. (a)	20,080	31,478
Perseus Mining Ltd. (a) (b)	63,807	30,046
Pro Medicus Ltd. (a) (c)	5,378	101,083
Ramelius Resources Ltd. (a) (c)	42,047	31,863
Red 5 Ltd. (a) (b)	150,869	30,483
Regis Resources Ltd. (a)	14,669	48,396
Rio Tinto Ltd. (a)	2,653	166,169
Sandfire Resources NL (a)	7,377	32,700
Saracen Mineral Holdings Ltd. (a) (b)	28,167	65,455
Service Stream Ltd. (a)	21,087	37,328
Silver Lake Resources Ltd. (a) (b)	45,560	28,681
Sonic Healthcare Ltd. (a)	718	13,614
Super Retail Group Ltd. (a) (c)	15,767	105,580
Telstra Corp. Ltd. (a)	97,750	231,711
TPG Telecom Ltd. (a)	33,180	155,511
Wesfarmers Ltd. (a)	5,197	139,631
Whitehaven Coal Ltd. (a) (c)	13,454	28,295
		12,316,620
Austria - 0.2%
ams AG (a) (b)	1,723	76,885
BAWAG Group AG (a) (b) (c)	4,179	164,460
EVN AG (a)	2,273	39,988
Porr AG (a) (c)	2,081	42,862
Raiffeisen Bank International AG (a)	3,321	77,026
S IMMO AG (a)	5,593	128,628
Telekom Austria AG (a) (b)	7,288	52,991
Wienerberger AG (a)	7,467	181,785
		764,625
Belgium - 0.7%
Ackermans & van Haaren N.V. (a)	1,621	246,238
Aedifica S.A. (a)	2,139	247,502
Anheuser-Busch InBev S.A./N.V. (a)	5,222	497,067
Befimmo S.A. (a)	1,557	95,748
Fagron (a)	1,756	31,099

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Belgium - 0.7% (Continued)
Intervest Offices & Warehouses N.V. (a)	1,828	$52,501
KBC Group N.V. (a)	19,773	1,284,386
Montea C.V.A. (a)	916	77,574
Telenet Group Holdgins N.V. (a)	1,546	72,961
		2,605,076
Bermuda - 0.2%
China Gas Holdings Ltd. (a)	50,200	193,923
Chow Sang Sang Holdings International Ltd. (a)	34,000	36,521
CK Infrastructure Holdings Ltd. (a)	15,000	100,875
Cosan Ltd. - Class A (b)	3,600	53,640
Frontline Ltd. (a) (b)	4,236	38,544
Gemdale Properties & Investment Corp. Ltd. (a)	946,000	105,039
HengTen Networks Group Ltd. (a) (b) (c)	2,000,000	30,341
Hopson Development Holdings Ltd. (a)	92,000	92,029
Johnson Electric Holdings Ltd. (a)	31,500	56,449
K Wah International Holdings Ltd. (a)	79,000	41,729
		749,090
Brazil - 1.1%
Ambev S.A.	135,000	623,857
Azul S.A. (b)	5,500	65,871
Banco do Brasil S.A.	1,400	15,365
Banco do Estado do Rio Grande	19,200	104,022
Banco Santander Brasil S.A.	14,500	158,653
BB Seguridade Participacoes S.A.	47,000	397,963
BM&F Bovespa S.A.	12,000	126,562
Centrais Eletricas Brasileiras S.A.	3,300	33,335
Cia de Saneamento Basico do Estado de Sao Paulo	4,400	52,315
Cia Hering	4,800	40,169
Cia Siderurgica Nacional S.A.	55,500	176,994
Cosan Logistica S.A. (b)	15,600	78,098
EcoRodovias Infraestrutura e Logistica S.A.	11,900	40,614
EDP - Energias do Brasil S.A.	10,300	47,995
Embraer S.A.	8,200	35,486
Eneva S.A. (b)	4,300	31,897
Instituto Hermes Pardini S.A.	7,000	40,182
IRB Brasil Resseguros S.A.	37,800	341,081

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Brazil - 1.1% (Continued)
Itau Unibanco Holding S.A.	33,800	$285,301
JBS S.A.	42,400	333,909
JSL S.A.	28,700	118,743
Localiza Rent a Car S.A.	2,600	28,448
Minerva S.A (b)	31,900	75,704
Petro Rio S.A (b)	18,600	77,716
Porto Seguro S.A.	1,200	17,069
Qualicorp Consultoria e Corretora de Seguros S.A.	14,600	108,970
Rumo S.A. (b)	4,200	24,827
Ser Educacional S.A.	5,700	30,895
Sul America S.A.	13,000	149,343
TIM Participacoes S.A.	82,200	236,819
Vale S.A. (b)	11,496	132,646
Wiz Solucoes e Corretagem de Seguros S.A.	10,900	29,252
YDUQS Part	10,600	91,642
		4,151,743
Canada - 5.6%
Aecon Group, Inc.	8,200	112,894
Aimia, Inc. (b)	12,600	32,146
Alimentation Couche-Tard, Inc. - Class B	5,400	165,483
Allied Properties Real Estate	12,700	513,522
Artis Real Estate Investment Trust	16,600	157,624
Badger Daylighting Ltd.	2,100	64,497
Bank of Montreal	2,400	176,769
Brookfield Asset Management, Inc. - Class A	5,000	265,502
BRP, Inc.	3,400	132,294
Canadian National Railway Co.	3,900	350,186
Canadian Natural Resources Ltd.	9,900	263,408
Canadian Pacific Railway Ltd.	20,273	4,509,931
Canadian Solar, Inc. (b) (c)	3,600	67,968
Cascades, Inc.	14,700	128,487
Centerra Gold, Inc. (b)	9,100	77,342
CI Financial Corp.	20,700	302,020
Cineplex, Inc.	1,400	25,636
Computer Modelling Group Ltd.	10,300	47,502
Constellation Software, Inc.	400	399,487

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Canada - 5.6% (Continued)
Crescent Point Energy Corp.	11,500	$49,130
Detour Gold Corp. (b)	3,300	48,447
Dollarama, Inc.	53,040	1,898,847
Dream Industrial Real Estate Investment Trust	24,900	248,652
Element Fleet Management Corp.	4,800	38,404
Enerflex Ltd.	6,600	57,887
Enghouse Systems Ltd.	6,600	181,832
Equitable Group, Inc.	1,700	133,205
ERO Copper Corp. (b)	2,700	39,435
Finning International, Inc.	4,900	85,769
FirstService Corp.	1,200	123,029
Franco-Nevada Corp.	4,700	428,263
Frontera Energy Corp.	3,700	35,803
Genworth MI Canada, Inc. (c)	2,500	99,257
Granite Real Estate Investment Trust	1,300	62,947
Home Capital Group, Inc. (b)	3,200	62,244
iA Financial Corp., Inc.	6,100	277,593
IGM Financial, Inc.	2,600	73,829
Kirkland Lake Gold Ltd.	7,700	344,941
Labrador Iron Ore Royalty Corp.	5,300	98,531
Manulife Financial Corp.	21,200	388,844
Morguard North American Residential	6,800	101,883
North American Construction Group Ltd.	5,700	65,698
Northland Power, Inc.	13,900	266,700
Open Text Corp.	4,000	163,158
Parex Resources, Inc. (b)	14,900	228,305
Park Lawn Corp.	1,500	29,256
Parkland Fuel Corp.	2,000	64,143
Pembina Pipeline Corp.	300	11,121
PrairieSky Royalty Ltd.	9,800	136,698
Pretium Resources, Inc. (b)	2,900	33,425
Restaurant Brands International, Inc.	1,600	113,764
Richelieu Hardware Ltd.	4,271	82,399
Ritchie Bros. Auctioneers	4,400	175,389
Rogers Communications, Inc. - Class B	2,100	102,286
Royal Bank of Canada	7,900	640,837

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Canada - 5.6% (Continued)
Shopify, Inc. - Class A (b) (c)	13,642	$4,251,665
Slate Office REIT	10,400	49,690
Sleep Country Canada Holdings, Inc.	6,100	94,895
Suncor Energy, Inc.	8,100	255,500
Surge Energy, Inc.	38,700	33,008
Teck Resources Ltd. - Class B	2,000	32,426
TFI International, Inc.	2,300	70,414
Thomson Reuters Corp.	6,200	414,394
TMX Group Ltd.	5,600	483,302
Torex Gold Resources, Inc. (b)	4,000	49,575
Tricon Capital Group, Inc.	10,200	78,222
Viemed Healthcare, Inc. (b)	4,700	32,425
Whitecap Resources, Inc.	14,100	48,956
		20,679,121
Cayman Islands - 2.7%
Alibaba Group Holding Ltd. - ADR (b)	1,800	301,014
ANTA Sports Products Ltd. (a)	20,000	165,324
Aoyuan Healthy Life Group Co. Ltd. (a) (b)	77,000	46,879
Baidu, Inc. - ADR (b)	6,274	644,716
Bosideng International Holdings Ltd. (a)	104,000	44,289
C&D International Investment Group Ltd. (a)	41,000	42,520
China Aoyuan Group Ltd. (a)	48,000	54,376
China Tian Lun Gas Holdings Ltd. (a)	118,000	112,458
China Tianrui Group Cement Co. Ltd. (a) (b)	39,000	33,471
Comba Telecom Systems Holdings Ltd. (a)	232,000	53,840
Country Garden Holdings Co. Ltd. (a)	42,000	53,196
Country Garden Services Holdings Co. Ltd. (a)	107,000	308,592
Dongyue Group Ltd. (a)	127,000	59,437
Greenland Hong Kong Holdings Ltd. (a)	92,000	31,465
Hengan International Group Co. Ltd. (a)	17,000	111,395
HKBN Ltd. (a)	48,000	88,459
JD.com, Inc. - ADR (b)	16,000	451,360
Kaisa Group Holdings Ltd. (a) (b)	103,000	45,200
Li Ning Co. Ltd. (a)	176,000	504,948
Logan Property Holdings Co. Ltd. (a)	60,000	85,428
Longfor Properties Co. Ltd. (a)	50,000	186,740

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Cayman Islands - 2.7% (Continued)
Momo, Inc. - ADR	5,600	$173,488
NetEase, Inc. - ADR	3,800	1,011,484
New Oriental Education & Technology Group, Inc. - ADR (b)	3,500	387,660
Perfect Shape Medical Ltd. (a)	196,000	67,251
Powerlong Real Estate Holdings Ltd. (a)	55,000	38,807
Qudian, Inc. (b) (c)	4,500	31,005
Sands China Ltd. (a)	16,800	75,914
SSY Group Ltd. (a)	72,000	56,866
Tencent Holdings Ltd. (a)	93,005	3,890,212
Tiangong International Co. Ltd. (a)	88,000	31,989
Tingyi (Cayman Islands) Holding Corp. (a)	164,000	230,883
TOPBI International Holdings Ltd. (a)	24,000	75,159
Vipshop Holdings Ltd. - ADR (b)	38,257	341,252
Wisdom Education International Holdings Co. Ltd. (a)	86,000	34,648
Yihai International Holding Ltd. (a) (b)	6,000	35,664
		9,907,389
Chile - 0.0% (d)
Inversiones Aguas Metropolitanas S.A. (a) (b)	67,537	94,476

China - 0.9%
Air China Ltd. - H Shares (a)	6,000	5,266
Anhui Conch Cement Co. Ltd. - H Shares (a)	42,000	249,242
Asia Cement China Holdings Corp. (a)	60,500	72,865
China Construction Bank Corp. - H Shares (a)	536,000	408,411
China Life Insurance Co. Ltd. - H Shares (a)	273,000	629,089
China Merchants Bank Co. Ltd. - H Shares (a)	6,000	28,537
China National Building Material Co. Ltd. - H Shares (a)	50,000	44,847
China Pacific Insurance Co. Ltd. - H Shares (a)	25,000	91,732
China Shenhua Energy Co. Ltd. - H Shares (a)	51,500	103,394
Fantasia Holdings Group Co. Ltd. (a) (b)	450,000	69,442
Future Land Development Holdings Ltd. (a) (b) (c)	32,000	27,932
Industrial & Commercial Bank of China Ltd. - H Shares (a)	548,000	367,125
New China Life Insurance Co. Ltd. - H Shares (a)	55,400	218,934
PICC Property & Casualty Co. Ltd. - H Shares (a)	4,000	4,667
Ping an Insurance Group Co. of China Ltd. - H Shares (a)	14,000	160,912

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
China - 0.9% (Continued)
Poly Property Group Co. Ltd. (a)	178,000	$62,081
PPDAI Group, Inc. - ADR (c)	9,400	27,260
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares (a)	84,000	86,503
Shenzhen Expressway Co. Ltd. - H Shares (a)	118,000	153,894
Sinopec Engineering Group Co. Ltd. - H Shares (a)	71,000	44,607
Sinotruk Hong Kong Ltd. (a)	62,000	91,954
Weichai Power Co. Ltd. - H Shares (a)	26,000	37,508
West China Cement Ltd. (a)	584,000	95,455
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares (a)	16,600	81,083
		3,162,740
Cyprus - 0.0% (d)
QIWI plc - ADR (c)	1,300	28,535
TCS Group Holding plc (a)	4,086	71,444
		99,979
Czech Republic - 0.4%
CEZ A/S (a)	63,451	1,401,564
Komercní banka A/S (a)	59	1,995
		1,403,559
Denmark - 2.9%
A.P. Moller-Maerska A/S - Series B (a)	2,466	2,787,856
Carlsberg A/S - Series B (a)	1,674	247,399
Chr. Hansen Holding A/S (a)	21,426	1,815,212
Danske Bank A/S (a)	77,627	1,080,056
DSV A/S (a)	29,379	2,792,683
Genmab A/S (a) (b)	275	55,880
GN Store Nord A/S (a)	2,103	85,255
Matas A/S (a)	3,990	29,416
Novo Nordisk A/S - Class B (a)	24,523	1,267,349
Pandora A/S (a)	1,307	52,455
Per Aarsleff Holdings A/S (a)	2,254	72,937
SimCorp A/S (a)	3,633	319,105
Topdanmark A/S (a)	616	29,738
Vestas Wind Systems A/S (a)	512	39,723
		10,675,064

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Finland - 0.4%
Fortum OYJ (a)	2,628	$62,121
Huhtamaki OYJ (a)	2,767	110,247
Kemira OYJ (a)	12,591	185,202
Kone OYJ - Class B (a)	7,678	436,994
Neste OYJ (a)	8,298	274,558
Rovio Entertainment OYJ (a)	1,424	6,353
Sampo OYJ - A Shares (a)	10,080	400,533
Tokmanni Group Corp.	7,311	81,286
Valmet OYJ (a)	2,281	44,253
		1,601,547
France - 9.1%
Air France-KLM (a) (b)	13,849	144,925
Amundi S.A. (a)	24,570	1,711,633
Bouygues S.A. (a)	17,110	685,255
Bureau Veritas S.A. (a)	16,824	404,982
Capgemini SE (a)	871	102,569
Coface S.A. (a)	8,175	92,855
Danone S.A. (a)	2,903	255,722
Dassault Aviation S.A. (a)	188	265,942
Dassault Systemes S.A. (a)	3,780	538,528
Eiffage S.A. (a)	406	42,091
Elis S.A. (a)	13,602	240,421
Engie S.A. (a)	11,070	180,701
Eramet (a)	675	33,417
EssilorLuxottica S.A. (a)	11,232	1,619,551
EssilorLuxottica S.A. (a)	18,816	2,719,162
Eutelsat Communications S.A. (a)	3,108	57,820
Fnac Darty S.A. (a) (b)	477	30,132
Gaztransport Et Technigaz S.A. (a)	1,901	188,097
Hermes International S.A. (a)	1,138	786,055
Ingenico Group S.A. (a)	1,042	101,567
Ipsen S.A. (a)	1,784	169,255
Kering S.A. (a)	444	226,274
Lagardere S.C.A. (a)	14,244	315,057
Legrand S.A. (a)	1,615	115,218
L'Oréal S.A. (a)	3,304	924,099

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
France - 9.1% (Continued)
LVMH Moet Hennessy Louis Vuitton SE (a)	13,602	$5,397,159
Mersen S.A. (a)	2,744	85,519
Neopost S.A. (a)	1,620	33,534
Pernod Ricard S.A. (a)	18,274	3,252,683
Publicis Groupe S.A. (a)	42,319	2,082,482
Rexel S.A. (a)	278,831	2,982,517
Safran S.A. (a)	1,395	219,661
Sanofi S.A. (a)	9,641	893,144
Schneider Electric SE (a)	32,150	2,811,488
SCOR SE (a)	15,348	633,731
SOITEC (a) (b)	689	68,061
Total S.A. (a)	7,227	376,316
Ubisoft Entertainment S.A. (a) (b)	29,261	2,109,612
Unione di Banche Italiane SpA (a) (c)	46,275	129,849
Vinci S.A. (a)	770	82,950
Wendel S.A. (a)	1,798	247,787
		33,357,821
Germany - 3.8%
adidas AG (a)	14,148	4,404,197
ADVA Optical Networking SE (a) (b)	4,649	32,330
Aixtron SE (a) (b)	3,939	40,214
Allianz SE (a)	3,490	812,439
Amadeus Fire AG (a)	914	101,105
BASF SE (a)	25,190	1,761,377
Bauer AG (a)	2,298	36,057
CompuGroup Medical SE (a)	2,269	136,573
Corestate Capital Holding S.A. (a) (b) (c)	3,380	124,503
CTS Eventim AG & Co. (a)	1,852	104,347
Dermapharm Holding SE (a)	2,707	106,493
Deutsche EuroShop AG (a)	3,423	96,560
Deutsche Pfandbriefbank AG (a)	7,519	91,678
Eckert & Ziegler Strahlen- und Medizintechnik AG (a)	715	121,299
Encavis AG (a)	35,327	327,548
Evotec SE (a) (b)	4,341	96,562
Freenet AG (a)	4,499	92,593
Gerresheimer AG (a)	4,340	311,201

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Germany - 3.8% (Continued)
Hannover Rueck SE (a)	2,127	$359,511
HOCHTIEF AG (a)	676	77,043
Isra Vision AG (a)	803	33,699
KION Group AG (a)	1,873	98,507
Merck KGaA (a)	1,233	138,908
MTU Aero Engines AG (a)	137	36,406
New Work SE (a)	204	55,610
Rheinmetall AG (a)	428	54,143
Salzgitter AG (a)	3,349	56,254
SAP SE (a)	4,430	521,335
Schaeffler AG - Preferred Shares (a)	3,400	26,075
Siemens AG (a)	4,706	503,795
Stoeer SE & Co. KGaA (a)	1,038	79,039
Symrise AG (a)	277	26,929
Telefonica Deutschland Holdings (a)	18,481	51,523
Volkswagon AG (a)	16,862	2,898,879
Wirecard AG (a)	168	26,889
Wuestenrot & Wuerttembergische AG (a)	2,299	45,115
		13,886,736
Greece - 0.0% (d)
FF Group (b) (e) (f)	2,880	0
Hellenic Telecommunications Organization S.A. (a)	4,718	65,006
Motor Oil Hellas Corinth Refineries S.A (a)	1,788	41,730
OPAP S.A. (a)	2,091	21,512
		128,248
Guernsey - 0.0% (d)
Regional Ltd. (a)	54,950	69,702
Standard Life Investment Property Income Trust Ltd. (a)	57,243	62,260
		131,962
Hong Kong - 3.4%
AIA Group Ltd. (a)	453,465	4,276,657
Beijing Enterprises Water Group Ltd. (a)	2,000	1,023
BOC Hong Kong Holdings Ltd. (a)	37,500	127,246
China Mobile Ltd. (a)	69,500	575,722
China Oilfield Services - H Shares (a)	138,000	165,017
China Resources Power Holdings Co. Ltd. (a)	2,100,504	2,548,514

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Hong Kong - 3.4% (Continued)
China Taiping Insurance Holdings Co. Ltd. (a)	59,800	$133,468
China Unicom Hong Kong Ltd. (a)	152,000	160,919
CITIC Ltd. (a)	9,000	11,361
CITIC Securities Co. Ltd. (a)	10,500	19,672
CNOOC Ltd. (a)	141,000	215,890
Guangzhou R&F Properties Co. Ltd. (a)	86,000	130,200
Hang Lung Group Ltd. (a)	58,000	144,528
Hang Seng Bank Ltd. (a)	23,100	497,750
Henderson Land Development Co. Ltd. (a)	63,800	297,169
HKT Trust and HKT Ltd. (a)	78,000	123,733
Hong Kong Exchanges & Clearing Ltd. (a)	14,800	433,789
Lenovo Group Ltd. (a)	3,039,000	2,027,398
Melco International Development Ltd. (a)	17,000	40,386
MTR Corp. Ltd. (a)	5,000	28,041
Power Assets Holdings Ltd. (a)	7,500	50,346
Sany Heavy Equipment International Holdings Co. Ltd. (a)	194,000	83,468
Shanghai Haohai Biological Technology Co. Ltd. - H Shares (a)	8,100	39,043
Shimao Property Holdings (a)	24,000	70,091
Shui On Land Ltd. (a)	827,500	164,726
Sun Art Retail Group Ltd. (a)	9,000	9,129
Wynn Macau Ltd. (a)	19,200	37,415
		12,412,701
Hungary - 0.1%
Magyar Telekom Telecommunications plc (a)	43,671	62,536
OTP Bank plc (a)	3,278	136,547
		199,083
India - 1.2%
Bharti Infratel Ltd. (a)	898	3,273
Graphite India Ltd. (a)	11,340	46,772
HDFC Bank Ltd. - ADR	67,972	3,877,802
Just Dial Ltd. (a) (b)	3,342	32,674
Manappuram Finance Ltd. (a)	24,990	50,006
NCC Ltd. (a)	61,720	48,156
Power Finance Corp. (a) (b)	103,759	146,167
REC Ltd. (a)	35,505	61,971

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
India - 1.2% (Continued)
SpiceJet Ltd. (a) (b)	22,619	$40,133
Sterlite Technologies Ltd. (a)	13,611	30,357
		4,337,311
Indonesia - 0.1%
Media Nusantara Citra Tbk (a)	384,400	33,498
PT Indofood CBP Sukses Makmur Tbk (a)	68,300	57,951
Surya Citra Media Tbk PT (a)	323,800	26,497
Unilever Indonesia Tbk PT (a)	91,000	298,361
Wijaya Karya Persero Tbk PT (a)	219,600	29,812
		446,119
Ireland - 2.1%
Accenture plc - Class A	25,392	4,884,152
C&C Group plc (a)	36,389	164,650
DCC plc (a)	1,307	113,994
Grafton Group plc (a)	10,140	94,702
ICON plc (b)	13,026	1,919,251
UDG Healthcare plc (a)	12,269	113,151
Willis Towers Watson plc	2,961	571,384
		7,861,284
Isle of Man - 0.0% (d)
GVC Holdings plc (a)	17,441	159,320

Israel - 0.2%
AudioCodes Ltd. (c)	1,800	34,038
Check Point Software Technologies Ltd. (b)	93	10,184
Matrix IT Ltd. (a)	6,550	111,455
Nice Ltd. (a) (b)	895	128,996
Paz Oil Co. Ltd. (a)	545	79,886
Shikun & Binui Ltd. (a)	21,957	83,718
Strauss Group Ltd. (a)	1,470	46,254
Teva Pharmaceutical Industries Ltd. - ADR (b) (c)	14,200	97,696
		592,227
Italy - 1.8%
A2A SpA (a)	56,542	103,772
Ascopiave SpA (a)	10,769	45,478
ASTM SpA (a)	1,079	34,497

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Italy - 1.8% (Continued)
Atlantia SpA (a)	3,563	$86,117
Avio SpA (a)	5,368	69,623
Banca Farmafactoring SpA (a)	14,696	76,593
Banca Generali SpA (a) (c)	7,240	223,305
Banca Mediolanum SpA (a)	16,034	120,366
Banca Monte dei Paschi di Siena SpA (a) (b)	21,641	36,022
Banco BPM SpA (a) (b)	17,800	36,325
Enel SpA (a)	323,417	2,415,890
Eni SpA (a)	49,107	750,649
Eurotech SpA (a) (b) (c)	17,054	134,166
Fiera Milano SpA (a)	12,418	56,619
Immobiliare Grande Distibuzione SIIQ SpA (a)	4,964	30,407
Industria Macchine Automatiche SpA (a)	481	33,662
Intesa Sanpaolo SpA (a)	61,474	145,632
Iren SpA (a)	16,467	48,028
Moncler SpA (a) (c)	8,597	306,451
Piaggio & C SpA (a)	42,623	126,093
SAES Getters SpA (a) (c)	2,221	56,181
Saipem SpA (a) (b) (c)	15,851	71,646
Snam SpA (a)	67,550	341,238
Societa Iniziative Autostradali E Servizi SpA (a)	4,735	82,576
Telecom Italia SpA/Milano (a) (b)	149,313	85,263
Terna Rete Elettrica Nazionale SpA (a)	23,664	151,999
Tinexta SpA (a)	3,217	41,979
Unicredit SpA (a)	71,230	839,655
Unieuro SpA (a)	4,186	53,508
		6,603,740
Japan - 13.9%
77 Bank Ltd. (The) (a)	11,400	169,954
ADEKA Corp. (a)	5,600	69,873
Advantest Corp. (a)	5,600	249,662
AEON REIT Investment Corp. (a)	189	260,435
Akatsuki, Inc. (a) (c)	600	37,196
AOI TYO Holdings, Inc. (a)	6,500	37,715
Aoyama Trading Co. Ltd. (a)	2,200	38,401
Aozora Bank Ltd. (a)	2,700	67,670

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Japan - 13.9% (Continued)
Argo Graphics, Inc. (a)	2,200	$53,101
Asahi Group Holdings Ltd. (a)	600	29,801
Astellas Pharma, Inc. (a)	32,600	466,363
Avex, Inc. (a)	7,600	89,351
Bunka Shutter Co. Ltd. (a)	19,200	164,779
CAC Holdings Corp. (a)	12,800	154,351
Calbee, Inc. (a)	300	9,359
Capcom Co. Ltd. (a)	1,900	50,575
Central Japan Railway Co. (a)	1,400	288,723
Citizen Watch Co. Ltd. (a)	7,500	36,799
Cosmo Energy Holdings Co. Ltd. (a)	2,700	55,917
Credit Saison Co. Ltd. (a)	14,300	192,848
Daido Metal Co. Ltd. (a)	14,600	86,566
Dai-ichi Life Holdings, Inc. (a)	38,200	580,810
Daiki Aluminum Industry Co. Ltd. (a)	12,100	79,759
Daikin Industries Ltd. (a)	3,100	408,898
Daito Pharmaceutical Co. Ltd. (a)	2,000	56,083
Daiwa Office Investment Corp. (a)	42	326,157
DCM Holdings Co. Ltd. (a)	10,000	98,246
Denki Kogyo Co. Ltd. (a)	3,400	96,533
Digital Garage, Inc. (a)	1,900	60,847
DIP Corp. (a) (c)	2,100	51,225
DMG Mori Co. Ltd. (a)	5,200	74,329
East Japan Railway Co. (a)	2,900	277,333
Eisai Co. Ltd. (a)	17,200	878,787
Fast Retailing Co. Ltd. (a)	700	417,627
Feed One Co. Ltd. (a)	25,800	38,788
Ferrotec Holdings Corp. (a)	4,300	33,842
FJ Next Co. Ltd. (a) (c)	9,400	90,591
Foster Electric Co. Ltd. (a)	2,900	49,361
Fuji Heavy Industries Ltd. (a)	2,800	79,192
Fujita Kanko, Inc. (a)	2,100	54,524
Fujitsu Ltd. (a)	32,500	2,612,298
Fukuoka Financial Group, Inc. (a)	31,300	594,082
Furukawa Co. Ltd. (a)	3,900	52,754
Furuno Electric Co. Ltd. (a)	3,900	34,196

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Japan - 13.9% (Continued)
Future Corp. (a)	3,600	$62,918
Godo Steel Ltd. (a)	4,900	96,443
Goldcrest Co. Ltd. (a)	4,100	80,583
Hamamatsu Photonics K.K. (a)	1,700	63,431
Hikari Tsushin, Inc. (a)	1,700	368,842
HIS Co. Ltd. (a)	4,600	114,470
Hitachi Metals Ltd. (a)	273,400	2,969,434
Hokkaido Electric Power Co., Inc. (a)	29,500	155,482
Hokuetsu Corp. (a)	30,500	153,276
Hokuhoku Financial Group, Inc. (a)	3,300	32,085
Hokuto Corp. (a)	5,300	97,416
Honda Motor Co. (a)	113,600	2,974,857
House Foods Group, Inc. (a)	1,100	41,305
Hoya Corp. (a)	1,800	147,440
Iida Group Holdings Co. Ltd. (a)	72,600	1,185,487
Iino Kaiun Kaisha Ltd. (a)	18,900	60,490
Inpex Corp. (a)	379,800	3,500,507
Internet Initiative Japan, Inc. (a)	6,500	148,120
Isuzu Motors Ltd. (a)	91,200	1,010,362
Itochu Techno-Solutions Corp. (a)	8,600	228,456
Jaccs Co. Ltd. (a)	5,500	116,606
Japan Hotel REIT Investment Corp. (a)	42	31,337
Japan Petroleum Exploration Co. Ltd. (a)	4,200	106,863
Japan Retail Fund Investment Corp. (a)	110	232,784
Japan Securities Finance Co. Ltd. (a)	23,600	110,396
Japan Tobacco, Inc. (a)	1,500	32,868
Juroku Bank Ltd. (The) (a)	4,100	90,263
JVCKenwood Corp. (a)	18,900	55,991
JXTG Holdings, Inc. (a)	283,600	1,296,452
Kandenko Co. Ltd. (a)	21,900	196,485
Kanto Denka Kogyo Co. Ltd. (a)	5,000	37,802
Kao Corp. (a)	2,000	148,369
Kawada Technologies, Inc. (a)	500	32,381
Keihin Corp. (a)	3,700	54,657
Kewpie Corp. (a)	3,500	81,985
Keyence Corp. (a)	4,990	3,106,373

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Japan - 13.9% (Continued)
KFC Holdings Japan Ltd. (a)	3,700	$80,713
Kintetsu World Express, Inc. (a)	4,000	56,592
Kobayashi Pharmaceutical Co. Ltd. (a)	100	7,638
Koito Manufacturing Co. Ltd. (a)	6,900	339,680
Kojima Co. Ltd. (a)	30,900	139,861
Kokuyo Co. Ltd. (a)	6,500	91,144
KOMEDA Holdings Co. Ltd. (a)	1,900	35,484
Kuboto Corp. (a)	12,300	187,085
Kumiai Chemical Industry Co. Ltd. (a)	3,900	33,809
Kura Corp.	1,800	74,505
Kureha Corp. (a)	2,400	143,648
Kyocera Corp. (a)	200	12,471
Life Corp. (a)	3,000	59,928
Mamezou Holdings Co. Ltd. (a)	2,900	46,328
Marubeni Corp. (a)	2,600	17,341
McDonald's Holdings Co. Japan Ltd. (a)	5,900	285,809
MCUBS MidCity Investment Corp. (a)	49	53,866
Mimasu Semiconductor Industry Ltd. (a)	4,300	69,615
Mirai Corp. (a)	525	311,513
Mitsubishi Corp. (a)	11,100	273,342
Mitsui & Co. Ltd. (a)	84,400	1,386,532
Mitsui E&S Holdings Co. Ltd. (a) (b)	4,200	37,103
Mitsui Matsushima Holdings Co. Ltd. (a)	4,500	50,253
Mitsui Sugar Co. Ltd. (a)	1,500	31,029
Mitsui-Soko Holdings Co. Ltd. (a)	5,500	85,514
Moriroku Holdings Co. Ltd. (a)	1,900	43,060
MS&AD Insurance Group Holdings, Inc. (a)	22,400	728,167
Murata Manufacturing Co. Ltd. (a)	2,100	101,792
Nagase & Co. Ltd. (a)	9,300	130,642
Nanto Bank Ltd. (The) (a)	5,500	129,240
NICHIBAN Co. Ltd. (a)	2,300	34,054
NichiiGakkan Co. Ltd. (a)	2,700	44,318
Nichi-iko Pharmaceutical Co. Ltd. (a)	3,800	42,447
Nihon Chouzai Co. Ltd. (a)	1,800	61,933
Nikkiso Co. Ltd. (a)	7,100	76,244
Nikkon Holdings Co. Ltd. (a)	4,200	96,118

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Japan - 13.9% (Continued)
Nintendo Co. Ltd. (a)	1,100	$409,787
Nippon Antenna Co. Ltd. (a)	4,200	36,074
Nippon Carbon Co. Ltd. (a) (c)	2,100	74,756
Nippon Electric Glass Co. Ltd. (a)	4,800	107,337
Nippon Sheet Glass Co. Ltd. (a)	20,400	122,701
Nippon Thompson Co. Ltd. (a)	7,000	29,404
Nishi-Nippon Financial Holdings, Inc. (a)	23,400	164,975
Nishio Rent All Co. Ltd. (a)	1,700	43,770
Nissan Chemical Corp. (a)	1,500	62,813
Nisshin Oillio Group Ltd. (The) (a)	3,400	106,996
Nissin Kogyo Co. Ltd. (a)	2,500	35,211
Nittetsu Mining Co. Ltd. (a)	1,100	43,362
Nomura Research Institute Ltd. (a)	9,201	183,873
North Pacific Bank Ltd. (a)	15,000	31,975
NS United Kaiun Kaisha Ltd. (a)	2,500	52,126
NSD Co. Ltd. (a)	1,200	34,596
NTT DoCoMo, Inc. (a)	15,000	383,059
Obic Co. Ltd. (a)	4,700	538,636
One REIT, Inc. (a)	83	243,782
Ono Pharmaceutical Co. Ltd. (a)	4,000	72,855
Organo Corp. (a)	2,000	88,983
Oriental Land Co. Ltd. (a)	700	106,702
Otsuka Corp. (a)	9,200	368,236
P.C.A. Corp. (a)	1,300	46,578
P.S. Mitsubishi Contruction Co. Ltd. (a)	12,600	84,448
Persol Holdings Co. Ltd. (a)	15,500	294,636
Prima Meat Packers Ltd. (a)	2,100	41,851
Recruit Holdings Co. Ltd. (a)	11,300	345,290
Relia, Inc. (a)	4,800	60,006
Renesas Electronics Corp. (a) (b)	36,900	241,838
Resona Holdings, Inc. (a)	278,500	1,198,547
Restar Holdings Corp. (a)	4,000	65,096
Rohto Pharmaceutical Co. Ltd. (a) (b)	1,700	46,668
Roland DG Corp. (a)	2,500	46,384
Ryoyo Electro Corp. (a)	1,900	32,595
S Foods, Inc. (a)	2,400	66,466

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Japan - 13.9% (Continued)
SAMTY Co. Ltd. (a)	4,400	$76,992
Sanki Engineering Co. Ltd. (a)	7,700	91,686
Sankyo Co. Ltd. (a)	5,600	192,724
Sawai Pharmaceutical Co. Ltd. (a)	1,400	72,438
Scala, Inc. (a)	4,000	36,361
SEC Carbon Ltd. (a) (c)	600	45,726
Secom Co. Ltd. (a)	700	64,061
Seikagaku Corp. (a)	3,300	34,750
Seikoh Giken Co. Ltd. (a)	1,300	32,553
Sekisui House Reit, Inc. (a)	550	493,446
Sekisui Plastics Co. Ltd. (a)	7,300	50,864
Seven & i Holdings Co. Ltd. (a)	300	11,499
Shimano, Inc. (a)	4,600	695,148
Shin Nippon Biomedical Laboratories Ltd. (a) (b)	8,500	52,785
Shin-Etsu Chemical Co. Ltd. (a)	6,000	645,728
Shinsei Bank Ltd. (a)	7,800	114,065
Shionogi & Co. Ltd. (a)	9,000	501,829
Showa Sangyo Co. Ltd. (a)	3,400	96,546
SK-Electronics Co. Ltd. (a) (c)	1,800	31,695
SKY Perfect JSAT Holdings, Inc. (a)	22,900	92,895
SoftBank Corp. (a)	22,200	600,240
Sohgo Security Services Co. Ltd. (a)	800	42,080
Sojitz Corp. (a)	33,200	103,292
Sony Financial Holdings, Inc. (a)	4,800	104,526
Studio Alice Co. Ltd. (a)	3,600	66,955
Sumitomo Corp. (a)	25,700	402,386
Sumitomo Densetsu Co. Ltd. (a)	3,300	67,403
Sumitomo Mitsui Financial Group, Inc. (a)	71,400	2,453,705
Sumitomo Mitsui Trust Holdings, Inc. (a)	600	21,729
Sumitomo Riko Co. Ltd. (a)	4,900	39,358
Sumitomo Warehouse Co. Ltd. (The) (a)	4,600	60,868
Sundrug Co. Ltd. (a)	500	15,778
Suzuken Co. Ltd. (a)	1,000	53,835
Suzuki Motor Corp. (a)	3,400	144,852
SWCC Showa Holdings Co. Ltd. (a)	10,400	84,008

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Japan - 13.9% (Continued)
T&D Holdings, Inc. (a)	1,600	$17,099
Taiyo Yuden Co. Ltd. (a) (c)	4,100	100,562
Takara Standard Co. Ltd. (a)	4,300	71,193
Takashimaya Co. Ltd. (a)	19,100	223,443
Tama Home Co. Ltd. (a)	14,700	189,822
Tekken Corp. (a)	3,400	87,162
TIS, Inc. (a)	2,600	150,239
Toho Holdings Co. Ltd. (a)	7,600	176,600
Tokyo Electron Ltd. (a)	900	172,929
Tokyotokeiba Co. Ltd.	1,100	33,474
Tokyu Construction Co. Ltd. (a)	34,700	266,634
TOMONY Holdings, Inc. (a)	25,100	81,780
Toppan Forms Co. Ltd. (a)	10,000	94,995
Topre Corp. (a)	2,200	34,916
Torii Pharmaceutical Co. Ltd. (a)	5,200	138,880
Towa Pharmaceutical Co. Ltd. (a)	1,700	39,554
Transaction Co. Ltd. (a)	6,600	63,028
Trend Micro, Inc. (a)	1,600	76,469
Ube Industries Ltd. (a)	8,300	168,633
Unicharm Corp. (a)	800	25,430
UNITED, Inc. (a)	2,600	28,751
Unitika Ltd. (a) (b)	10,800	31,986
USS Co. Ltd. (a)	6,400	124,649
UT Group Co. Ltd. (a)	1,600	34,477
V Technology Co. Ltd. (a)	1,100	53,832
Valor Holdings Co. Ltd. (a)	4,300	72,614
Vital KSK Holdings, Inc. (a)	10,100	98,119
Wakita & Co. Ltd. (a)	5,200	51,380
Wealth Management, Inc. (a)	1,300	28,156
Will Group, Inc. (a)	8,600	75,406
World Co. Ltd. (a)	2,300	52,877
World Holdings Co. Ltd. (a)	2,500	36,401
Yahoo Japan Corp. (a)	19,000	53,536
Yakult Honsha Co. Ltd. (a)	400	22,457
Yamaha Corp. (a)	1,000	45,090
Yamato Holdings Co. Ltd. (a)	7,700	116,344

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Japan - 13.9% (Continued)
Yokohama Reito Co. Ltd. (a)	10,000	$96,119
		51,119,789
Jersey - 2.1%
boohoo Group plc (a) (b)	27,421	89,344
Experian plc (a)	194,253	6,212,315
Genel Energy plc (a)	26,342	59,682
Man Group plc (a)	19,052	40,905
WPP plc (a)	100,001	1,252,204
		7,654,450
Korea (Republic of) - 2.6%
Ace Technologies Corp. (a) (b)	7,161	48,597
Autech Corp. (a)	3,346	32,652
BGF Retail Co. Ltd. (a)	482	79,166
Chongkundang Holdings Corp. (a)	613	46,329
Classys, Inc. (a)	4,559	54,321
Dawonsys Co. Ltd. (a)	4,663	59,282
DB HiTek Co. Ltd. (a)	2,524	33,696
Deutsch Motors, Inc. (a) (b)	9,896	64,369
DGB Financial Group, Inc. (a)	12,836	79,738
DIO Corp. (a) (b)	1,094	36,455
Dong-Ah Geological Engineering Co. Ltd. (a)	1,668	32,707
Dongwon Development Co. Ltd. (a)	25,321	93,004
Doosan Bobcat, Inc. (a)	4,299	126,845
ENF Technology Co. Ltd. (a)	2,000	31,621
Hana Financial Group, Inc. (a)	42,420	1,246,112
Handsome Co. Ltd. (a)	1,061	25,826
Hankook Technology Group Co. Ltd. (a)	2,107	25,099
Hansol Chemical Co. Ltd. (a)	997	66,189
Hanwha Aerospace Co. Ltd. (a) (b)	944	33,177
HDC Hyundai Development Co. Engineering & Construction (a)	2,290	62,724
HLscience Co. Ltd. (a)	580	32,945
Hyosung Advanced Materials Corp. (a) (b)	507	52,121
Hyundai Mobis Co. Ltd. (a)	206	43,261
Hyundai Motor Co. Ltd. (a)	19,076	1,215,008
iMarketKorea, Inc. (a)	3,427	29,717

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Korea (Republic of) - 2.6% (Continued)
INTOPS Co. Ltd. (a)	4,588	$48,409
IS Dongseo Co. Ltd. (a)	2,786	69,873
KIWOOM Securities Co. Ltd. (a)	846	47,812
Koentec Co. Ltd. (a)	11,932	106,024
Kolmar BNH Co. Ltd. (a)	1,460	31,877
Korea Electric Terminal Co. Ltd. (a)	1,641	63,255
Korea Zinc Co. Ltd. (a)	204	76,198
KT&G Corp. (a)	1,735	152,752
Kwang Dong Pharmaceutical Co. Ltd. (a)	5,512	31,031
Mcnex Co. Ltd. (a)	3,132	61,936
ME2ON Co. Ltd. (a) (b)	5,985	34,427
Neowiz (a) (b)	2,956	38,111
NEPES Corp. (a)	1,334	33,036
Nexen Tire Corp. (a)	4,843	36,498
NH Investment & Securities Co. Ltd. (a)	6,220	46,759
NICE Information Service Co. Ltd. (a)	5,313	58,290
Osstem Implant Co. Ltd. (a) (b)	1,889	65,754
Partron Co. Ltd. (a)	6,890	73,482
Pearl Abyss Corp. (a) (b)	89	14,697
POSCO (a)	11,270	2,131,862
Power Logics Co. Ltd. (a) (b)	6,081	52,941
Pyeong Hwa Automotive Co. Ltd. (a)	3,702	34,897
RFHIC Corp. (a)	2,168	73,490
Samsung Electronics Co. Ltd. (a)	18,951	774,312
Samsung Engineering Co. Ltd. (a) (b)	6,493	90,892
Samsung SDS Co. Ltd. (a)	498	79,084
Sebang Global Batter Co. Ltd. (a)	1,596	52,160
Seojin System Co. Ltd. (a)	3,202	64,418
SFA Semicon Co. Ltd. (a) (b)	25,934	56,670
Shinhan Financial Group Co. Ltd. (a)	38,390	1,338,664
Shinwha Intertek Corp. (a) (b)	9,160	31,592
Soulbrain Co. Ltd. (a)	554	33,727
Suprema, Inc. (a) (b)	2,616	46,696
Taekwang Industrial Co. Ltd. (a)	72	67,859
		9,670,446

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Luxembourg - 0.0% (d)
Befesa S.A. (a)	1,202	$42,949
Solutions 30 SE (a) (b)	8,885	99,714
		142,663
Malaysia - 0.2%
Bermaz Auto Berhad (a)	163,700	89,136
Carlsberg Brewery Malaysia Berhad (a)	6,100	38,251
Genting Malaysia Berhad (a)	613,400	444,374
MMC Corp. Berhad (a)	361,900	91,623
Sunway Berhad (a)	87,200	35,829
Telecom Malaysia Berhad (a)	25,700	22,103
YNH Property Berhad (a) (b)	88,000	50,882
		772,198
Mexico - 1.0%
America Movil S.A.B. de C.V.	170,500	126,664
Controladora Vuela Compania de Aviacion S.A.B. de C.V. - Class A (b)	36,300	36,385
Gentera S.A.B. de C.V.	43,700	36,229
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	16,700	99,378
Kimberly-Clark De Mexico (b)	135,500	272,324
Qualitas Controladora S.A.B. de C.V.	39,300	140,243
Wal-Mart de Mexico S.A.B. de C.V.	946,231	2,804,610
		3,515,833
Netherlands - 3.4%
Aalberts N.V. (a)	17,635	698,419
Airbus SE (a)	1,496	194,239
ASML Holding N.V. - ADR (c)	10,964	2,723,676
ASML Holding N.V. (a)	6,892	1,709,445
ASR Nederland N.V. (a)	3,262	120,376
Constellium SE - Class A (b)	3,700	47,027
Eurocommercial Properties N.V. (a)	3,098	86,268
Exor N.V. (a)	4,707	315,268
Ferrari N.V. (a)	2,115	326,398
Fiat Chrysler Automobiles N.V. (a)	13,321	172,625
Heineken N.V. (a)	898	97,003
ING Groep N.V. (a)	184,909	1,931,849
Intertrust N.V. (a)	6,185	121,004

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Netherlands - 3.4% (Continued)
Koninklijke Ahold Delhaize N.V. (a)	21,582	$539,758
Koninklijke DSM N.V. (a)	622	74,883
Koninklijke KPN N.V. (a)	206,866	644,737
Koninklijke Philips N.V. (a)	18,613	860,158
Koninklijke VolkerWessels N.V. (a)	4,162	73,667
Mylan N.V. (b)	34,987	692,043
Qaigen N.V. (a) (b)	1,241	40,644
Randstad Holding N.V. (a)	777	38,151
RHI Magnesita N.V. (a)	4,176	208,204
Signify N.V. (a)	1,163	31,965
Unilever N.V. (a)	9,791	587,971
Wolters Kluwer N.V. (a)	2,034	148,422
		12,484,200
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp. Ltd. (a)	8,757	95,010
Infratil Ltd. (a)	57,965	178,709
Meridian Energy Ltd. (a)	61,112	199,027
		472,746
Norway - 0.2%
Aker BP ASA (a)	318	8,474
Elkem ASA (a)	26,430	64,407
Equinor ASA (a)	4,607	87,269
Europris ASA (a)	19,452	53,796
Grieg Seafood ASA (a)	3,425	41,926
Kongsberg Gruppen ASA (a)	3,262	46,825
Orkla ASA (a)	29,178	265,509
Salmar ASA (a)	2,537	111,384
Telenor ASA (a) (b)	10,539	211,461
		891,051
Philippines - 0.1%
Altus San Nicolas Corp. (b) (f)	1,826	183
Ayala Land, Inc. (a)	130,340	124,420
First Gen Corp. (a)	199,800	94,865
Globe Telecom, Inc. (a)	2,590	91,462
Manila Electric Co. (a)	18,980	135,432
PLDT, Inc. (a)	1,010	22,141

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Philippines - 0.1% (Continued)
Robinsons Land Corp. (a)	53,400	$25,264
SM Prime Holdings, Inc. (a)	22,900	16,442
		510,209
Poland - 0.1%
CD Projekt S.A. (a)	2,843	172,973
Enea S.A. (a) (b)	24,535	52,614
LPP S.A. (a)	15	32,206
PLAY Communications S.A. (a)	7,226	49,591
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	15,390	150,861
		458,245
Portugal - 0.1%
Banco Comercial Portugues S.A. (a)	292,049	60,640
Galp Energia SGPS S.A. (a)	1,662	24,997
Mota-Engil SGPS S.A. (a)	23,139	45,623
REN - Redes Energeticas Nacionais SGPS S.A. (a)	38,190	106,554
Sonae SGPS S.A. (a)	55,619	51,791
		289,605
Russia - 0.9%
Inter RAO UES PJSC	2,641,000	182,820
Magnitogorsk Iron & Steel Works PJSC	148,800	89,835
MMC Norilsk Nickel PJSC	3,435	883,763
Mobile TeleSystems PJSC - ADR	14,400	116,640
Novolipetsk Steel PJSC	6,510	14,276
OGK-2 PAO	4,189,000	34,723
OGK-2 PJSC	6,452,000	53,482
Rosneft Oil Co. PJSC - GDR (a)	175,678	1,125,586
Severstal PJSC	17,244	248,124
Sistema PJSC FC	188,351	37,002
Tatneft PJSC	30,728	325,686
Unipro PJSC	1,420,102	58,070
		3,170,007
Singapore - 1.3%
Ascendas Hospitality Trust (a)	61,000	48,106
Ascendas Real Estate Investment Trust (a)	7,500	16,938
DBS Group Holdings Ltd. (a)	78,500	1,420,132
Frecken Group Ltd. (a)	131,700	64,381

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Singapore - 1.3% (Continued)
Mapletree Commercial Trust (a)	305,100	$505,759
Singapore Exchange Ltd. (a)	71,400	438,035
SPH REIT (a)	64,000	50,482
Wilmar International Ltd. (a)	781,700	2,109,762
Yangzijiang Shipbuildings Holdings Ltd. (a)	107,000	74,396
		4,727,991
South Africa - 0.4%
African Rainbow Minerals Ltd. (a)	9,428	87,678
Anglo American Platinum Ltd. (a)	308	18,568
Assore Ltd. (a)	2,718	45,876
Capitec Bank Holdings Ltd. (a)	124	10,540
Clicks Group Ltd. (a)	2,277	32,335
DataTec Ltd. (a)	20,742	45,687
Harmony Gold Mining Co. Ltd. - ADR (b) (c)	38,200	108,488
Impala Platinum Holdings Ltd. (a) (b)	12,298	77,376
Kumba Iron Ore Ltd. (a)	1,614	39,873
Liberty Holdings Ltd. (a)	23,290	172,753
MMI Holdings Ltd. (a)	82,911	101,981
Mr. Price Group Ltd. (a)	1,248	13,054
MTN Group Ltd. (a) (c)	48,270	307,090
Remgro Ltd. (a)	1,421	15,306
Sibanye Gold Ltd. (a) (b)	93,642	129,804
Standard Bank Group Ltd. (a)	8,542	98,537
Super Group Ltd. (a) (b)	27,532	50,395
Telkom SA SOC Ltd. (a)	10,429	48,611
Vodacom Group Ltd. (a)	10,452	82,654
Woolworths Holdings Ltd. (a)	2,989	10,879
		1,497,485
Spain - 1.6%
Amadeus IT Group S.A. (a)	43,280	3,101,329
Atresmedia Corporacion de Medios de Comunicacion (a)	13,870	53,433
Bankia S.A. (a)	488,604	921,995
Bankinter S.A. (a)	20,428	128,917
CIE Automotive S.A. (a)	7,843	196,682
Endesa S.A. (a)	1,556	40,935
Faes Farma S.A. (a)	32,429	165,601

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Spain - 1.6% (Continued)
Gestamp Automocion S.A. (a)	16,723	$78,050
Grupo Catalana Occidente S.A. (a)	2,328	73,988
Grupo Empresarial San Jose S.A. (a) (b)	5,561	41,097
Iberdrola S.A. (a)	29,930	311,110
Indra Sistemas S.A. (a) (b)	13,120	113,604
Industria de Diseno Textil S.A. (a)	11,546	357,349
Masmovil Ibercom S.A. (a) (b)	3,121	63,368
Red Electrica Corp. S.A. (a)	5,497	111,355
Repsol S.A. (a)	17,356	270,705
Talgo S.A. (a) (b)	1,248	6,895
Tecnicas Reunidas S.A. (a) (b) (c)	1,308	32,092
		6,068,505
Sweden - 2.3%
AF Poyry AB (a)	5,506	110,641
Assa Abloy AB - Class B (a)	535	11,895
Atlas Copco AB (a)	1,692	45,822
Atlas Copco AB - Class A (a)	85,831	2,643,230
Axfood AB (a)	11,498	244,139
Betsson AB (a) (b)	6,531	31,612
Biotage AB (a)	6,942	72,135
Elekta AB (a)	15,210	200,162
Epiroc AB - Class A (a)	426	4,614
Evolution Gaming Group AB (a)	6,186	121,576
Fastighets AB Balder - B Shares (a) (b)	4,856	183,853
Fortnox AB	4,952	83,110
Hemfosa Fastigheter AB (a)	8,358	84,636
Hennes & Mauritz AB (H&M) - Class B (a)	10,000	193,860
Hexagon AB - B Shares (a)	7,143	344,108
Hoist Finance AB (a) (b)	16,254	92,342
Industrivarden AB - C Shares (a)	2,785	60,930
Indutrade AB (a)	4,553	127,600
Instalco AB (a)	9,812	100,712
Intrum AB (a) (c)	4,479	112,531
Investor AB - B Shares (a)	10,992	536,865
KNOW IT AB (a)	2,184	40,770
Lifco AB - B Shares (a)	4,002	188,647

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Sweden - 2.3% (Continued)
Lindab International AB (a)	14,387	$146,635
Loomis AB (a)	2,830	99,383
Lundin Petroleum AB (a)	5,139	154,073
Nordic Enterntainment Group - Class B (b)	5,548	131,190
Nyfosa AB (a) (b)	4,460	30,353
Orexo AB (a) (b)	5,668	30,819
Resurs Holding AB (a)	26,597	157,603
Sandvik AB (a)	33,457	520,901
SSAB AB - B Shares (a)	11,412	28,345
Swedish Match AB (a)	12,277	507,795
Swedish Orphan Biovitrum AB (a) (b)	1,942	29,713
Telefonaktiebolaget LM Ericsson - B Shares (a)	57,770	461,410
Tethys Oil AB (a)	11,282	89,634
Vitrolife AB (a)	4,235	69,236
Volvo AB - B Shares (a)	11,015	154,588
Wihlborgs Fastigheter AB (a)	2,870	46,643
		8,294,111
Switzerland - 8.4%
ABB Ltd. (a)	34,067	669,978
Adecco Group AG (a)	1,670	92,417
Alcon, Inc. (a) (b)	58,736	3,426,167
Chubb Ltd.	25,821	4,168,542
Coca-Cola HBC AG (a)	1,531	50,005
Credit Suisse Group AG (a) (b)	111,335	1,362,015
dormakaba Holding AG (a) (b)	94	60,627
EMS-Chemie Holding AG (a)	619	385,709
Forbo Holding AG - Registered Shares (a)	44	65,346
Geberit AG (a)	6,197	2,961,545
Landis+Gyr Group AG (a)	875	78,434
LEM Holding S.A. (a)	35	41,746
Nestlé S.A. (a)	55,690	6,040,015
Novartis AG (a)	11,492	997,386
Partners Group Holding AG (a)	968	743,404
Roche Holdings AG (a)	15,342	4,467,183
SGS S.A. (a)	104	257,816
SIG Combibloc Group AG (a) (b)	9,110	121,380

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Switzerland - 8.4% (Continued)
Sika AG (a)	15,355	$2,246,686
Sonova Holding AG - Registered Shares (a)	38	8,842
Straumann Holding AG (a)	14	11,452
Sulzer AG (a)	532	52,366
Sunrise Communications Group AG (a) (b)	1,667	129,717
Temenos AG (a) (b)	1,024	171,474
UBS Group AG - Registered Shares (a) (b)	193,590	2,198,172
		30,808,424
Taiwan - 4.9%
Advantech Co. Ltd. (a)	30,000	263,609
Asia Vital Components Co. Ltd. (a)	47,000	57,506
Bioteque Corp. (a)	15,000	61,243
Catcher Technology Co. Ltd. (a)	209,000	1,580,497
Cathay Financial Holding Co. Ltd. (a)	37,000	48,717
Chang Wah Electromaterials, Inc. (a)	6,000	30,792
Chicony Electronics Co. Ltd. (a)	23,000	67,679
China Development Financial Holdings Corp. (a)	765,000	227,607
China Life Insurance Co. Ltd. (a) (b)	256,976	203,520
China Metal Products (a)	68,000	66,700
Chunghwa Telecom Co. Ltd. (a)	6,000	21,435
Compal Electronics, Inc. (a)	882,000	508,336
Delta Electronics, Inc. (a)	32,000	136,574
Eclat Textile Co. Ltd. (a)	11,000	147,559
Egis Technology, Inc. (a)	5,000	42,569
Eva Airways Corp. (a)	144,177	63,346
Far Eastern Department Stores (a)	46,000	35,397
Farglory Land Development Co. Ltd. (a)	77,000	90,641
First Financial Holding Co. Ltd. (a)	151,035	105,949
Formosa Petrochemical Corp. (a)	68,000	214,925
Giant Manufacturing Co. Ltd. (a)	4,000	27,180
Global Mixed Mode Technology, Inc. (a)	36,000	133,160
Great Wall Enterprise Co. Ltd. (a)	42,000	50,965
Hon Hai Precision Industry Co. Ltd. (a)	925,400	2,181,307
Intai Technology Corp. (a)	13,000	58,788
International Games System Co. Ltd. (a)	8,000	99,977
Johnson Health Tech Co. Ltd. (a)	35,000	91,073

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Taiwan - 4.9% (Continued)
King Yuan Electronics Co. Ltd. (a)	275,000	$308,486
Kingdom Construction Corp. (a)	35,000	30,925
Lanner Electronics, Inc. (a)	48,600	112,753
Li Cheng Enterprise Co. Ltd. (a)	17,344	31,526
Lotus Pharmaceutical Co. Ltd. (a) (b)	10,041	31,956
MediaTek, Inc. (a)	32,000	380,328
MOSA Industrial Corp. (a)	39,000	66,837
Nantex Industry Co. Ltd. (a)	61,000	61,504
Nanya Technology Corp. (a)	70,000	181,627
Nien Made Enterprise Co. Ltd. (a)	14,000	122,590
Novatek Microelectronics Corp. (a)	52,000	298,103
Pan-International Industrial Corp. (a)	84,000	63,438
Pegavision Corp. (a)	7,170	44,553
Phison Electronics Corp. (a)	13,000	115,493
Power Wind Health Industry, Inc. (a)	10,693	82,590
Radiant Opto-Electronics Corp. (a)	13,000	49,597
Realtek Semiconductor Corp. (a)	42,000	311,066
Ruentex Development Co. Ltd. (a) (b)	44,000	58,794
Ruentex Industries Ltd. (a) (b)	40,000	86,197
San Far Property Ltd. (a) (b)	97,097	71,444
SCI Pharmtech, Inc. (a)	77,000	247,829
Shinkong Synthetic Fibers Corp. (a)	159,000	58,284
Sino-American Silicon Products, Inc. (a)	26,000	68,623
Standard Foods Corp. (a)	73,000	145,887
Taiwan Business Bank (a)	239,274	98,171
Taiwan Cement Corp. (a)	947	1,209
Taiwan Fu Hsing Industrial Co. Ltd. (a)	30,000	42,540
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	330,000	2,927,840
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	85,909	3,993,051
TCI Co. Ltd. (a)	1	10
TSC Auto ID Technology Co. Ltd. (a)	8,800	68,355
TYC Brother Industrial Co. Ltd. (a)	67,000	67,554
Unimicron Technology Corp. (a)	35,000	49,198
Uni-President Enterprises Corp. (a)	67,000	161,511
Unitech Printed Circuit Board Corp. (a)	41,000	46,667
United Integrated Services Co. Ltd. (a)	36,000	190,712

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Taiwan - 4.9% (Continued)
United Microelectronics Corp. (a)	833,000	$356,814
Vanguard International Semiconductor Corp. (a)	101,000	203,421
Voltronic Power Technology (a)	3,150	64,905
Windbond Electronics Corp. (a)	16,000	9,191
		17,928,630
Thailand - 0.3%
Advanced Info Service plc - NVDR (a)	40,400	290,673
Airports of Thailand pcl - NVDR (a)	120,800	295,204
GFPT pcl - NVDR (a)	163,600	95,714
Kasikornbank pcl - NVDR (a)	28,800	147,313
Major Cineplex Group pcl - NVDR	154,000	49,317
PTG Energy pcl (a)	52,800	32,459
Supalai pcl - NVDR (a)	257,800	151,677
Vinythai pcl - NVDR (a)	44,900	36,100
		1,098,457
Turkey - 0.5%
Akbank T.A.S. (a)	813,814	1,167,844
Anadolu Cam Sanayii A.S. (a)	71,296	39,232
Koza Altin Isletmeleri A.S. (a) (b)	5,405	62,550
Koza Anadolu Metal Madencilik Isletmeleri A.S. (a) (b)	26,802	43,760
Mavi Giyim Sanayi Ve Ticaret A.S. - B Shares (a) (b)	9,404	76,750
Migros Ticaret A.S. (a) (b)	27,159	99,718
Soda Sanayii A.S. (a)	162,914	170,446
Tekfen Holding A.S. (a)	28,259	95,738
		1,756,038
United Kingdom - 11.6%
Admiral Group plc (a)	7,163	186,278
Aggreko plc (a)	22,500	229,855
Anglo Pacific Group plc (a)	13,100	31,712
AstraZeneca plc (a)	1,886	168,407
Auto Trader Group plc (a)	7,564	47,411
Avast plc (a)	34,835	166,417
Aviva plc (a)	298,253	1,464,244
Barclays plc (a)	798,777	1,471,812
Barratt Developments plc (a)	14,985	119,296
BHP Billiton plc (a)	20,333	434,318

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
United Kingdom - 11.6% (Continued)
Bovis Homes Group plc (a)	2,428	$33,271
BP plc (a)	49,587	313,937
British American Tobacco plc (a)	14,820	547,331
Britvic plc (a)	36,898	445,827
Bunzl plc (a)	4,292	112,195
Burberry Group plc (a)	1,761	47,041
Card Factory plc (a)	17,905	36,907
Charter Court Financial Services Group plc (a)	21,245	79,089
Cineworld Group plc (a) (c)	33,090	92,643
Clinigen Group plc (a)	6,200	65,803
Coats Group plc (a)	82,910	75,822
Coca-Cola European Partners plc (b)	9,100	504,595
Compass Group plc (a)	174,253	4,484,202
Cranswick plc (a)	3,551	128,748
Crest Nicholson Holdings plc (a)	36,524	170,505
CVS Group plc (a)	6,264	78,470
Dart Group plc (a)	8,701	97,814
Diageo plc (a)	23,690	967,787
Dialog Semiconductor plc (a) (b)	1,864	88,288
Diversified Gas & Oil plc (a)	21,688	29,263
Dunelm Group plc	18,111	186,455
Evraz plc (a)	44,465	255,933
Ferrexpo plc (a)	2,446	4,849
FirstGroup plc (a) (b)	85,992	145,435
Forterra plc (a)	18,022	63,103
Games Workshop Group plc (a)	3,465	200,719
GlaxoSmithKline plc (a)	27,291	584,998
Go-Ahead Group plc (The) (a)	4,281	106,083
Greggs plc (a)	4,424	113,741
Hargreaves Lansdown plc (a)	2,224	56,786
Hikma Pharmaceuticals plc (a)	2,757	74,535
Hill & Smith Holdings plc - ADR (a)	6,088	93,534
Howden Joinery Group plc (a)	22,854	157,299
HSBC Holdings plc (a)	298,530	2,287,515
Informa plc (a)	2,401	25,147
InterContinental Hotels Group plc (a)	4,119	257,059

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
United Kingdom - 11.6% (Continued)
Intermediate Capital Group plc (a)	17,297	$309,311
Investec plc (a)	19,363	99,615
J Sainsbury plc (a)	231,641	625,087
John Wood Group plc (a)	515,317	2,402,572
Kainos Group plc (a)	7,115	39,422
KAZ Minerals plc (a)	13,806	73,630
Legal & General Group plc (a)	16,163	49,337
Marshalls plc (a)	9,492	77,174
Marston's plc (a)	92,481	140,406
Mitchells & Butlers plc (a) (b)	27,361	128,776
Moneysupermarket.com Group plc (a)	13,614	63,315
Morgan Advanced Materials plc (a)	14,220	45,605
National Express Group plc (a)	40,931	217,820
NewRiver plc (a)	24,085	57,602
Next plc (a)	2,251	171,118
OneSavings Bank plc (a)	17,800	80,908
P2P Global Investments plc (a)	4,771	47,495
Persimmon plc (a)	1,569	41,847
Petrofac Ltd. (a)	6,230	30,591
Playtech plc (a)	8,291	43,443
Polypipe Group plc (a)	17,735	88,260
Prudential plc (a)	9,618	174,298
Reckitt Benckiser Group plc (a)	5,119	399,706
Redde plc (a)	22,681	31,985
Redrow plc (a)	16,330	124,023
RELX plc (a)	4,605	109,372
Restore plc (a)	9,254	46,382
Rightmove plc	18,186	123,123
Rio Tinto plc (a)	828	43,038
Royal Bank of Scotland Group plc (a)	731,003	1,863,328
Royal Dutch Shell plc - A Shares	28,270	829,124
Senior plc (a)	12,091	27,905
Smith & Nephew plc (a)	122,670	2,954,259
Softcat plc (a)	6,400	78,857
Sophos Group plc (a)	17,636	86,865
SSP Group plc (a)	5,321	40,519

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
United Kingdom - 11.6% (Continued)
Standard Chartered plc (a)	212,783	$1,786,163
Synthomer plc (a)	13,152	52,405
Tate & Lyle plc (a)	53,526	484,277
TechnipFMC plc	98,456	2,376,728
Ted Baker plc (a)	4,530	54,059
Telford Homes plc (a)	8,890	38,131
Tesco plc (a)	933,867	2,761,074
Travis Perkins plc (a)	184,449	2,925,878
Unilever plc (a)	911	54,755
Vodafone Group plc (a)	1,375,105	2,739,751
WH Smith plc (a)	3,666	89,583
William Hill plc (a)	57,899	133,553
		42,594,954
United States - 2.0%
Coronado Global Resources, Inc. (a)	37,947	59,244
Fly Leasing Ltd. (b)	11,700	239,967
Mettler-Toledo International, Inc. (b)	3,751	2,642,204
ResMed, Inc.	28,898	3,904,409
WNS Holdings Ltd. - ADR (b)	3,100	182,125
Yum China Holdings, Inc.	7,800	354,354
		7,382,303
Virgin Islands British - 0.0% (d)
Nomad Foods Ltd. (b)	1,500	30,750

Total Common Stocks (Cost $332,961,851)		$361,666,671

PREFERRED STOCKS - 0.2%	Shares	Value
Brazil - 0.1%
Banco Bradesco S.A.	11,124	$90,924
Cia Energetica de Minas Gerais	50,200	173,503
Cia Paranaense de Energia	4,500	53,992
Telefonica Brasil S.A.	10,800	142,707
		461,126

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.2% (Continued)	Shares	Value
Colombia - 0.0% (d)
Grupo Aval Acciones y Valores S.A.	158,002	$59,343

Germany - 0.1%
Porsche Automobil Holding SE (a)	2,943	190,801
Volkswagon AG (a)	315	53,581
		244,382

Total Preferred Stocks (Cost $704,497)		$764,851

RIGHTS - 0.0% (d)	Shares	Value
Australia - 0.0% (d)
Charter Hall Long Wale (Cost $115) (b) (f)	851	$419

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.85% (g)	3,089,904	$3,089,904
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.93% (g) (h)	822,023	822,023
Total Money Market Funds (Cost $3,911,927)		$3,911,927

Total Investments at Value - 99.5% (Cost $337,578,390)		$366,343,868

Other Assets in Excess of Liabilities - 0.5%		1,702,970

Net Assets - 100.0%		$368,046,838

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-voting Depositary Receipt.

(a)	Level 2 security (Note 1).
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $5,552,176 (Note 1).
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security. The total of such securities is $0 as of September 30, 2019, representing 0.0% (d) of net assets.
(f)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $602 as of September 30, 2019, representing 0.0% (d) of net assets.
(g)	The rate shown is the 7-day effective yield as of September 30, 2019.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $822,023. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $4,924,079 (Note 5).

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 9.8%	Par Value	Value
U.S. Treasury Bills - 0.4%
1.806%, due 09/10/20 (a)	$1,310,000	$1,288,470

U.S. Treasury Bonds - 2.8%
4.375%, due 02/15/38	880,000	1,220,173
2.750%, due 11/15/42	1,195,000	1,341,196
3.125%, due 02/15/43	1,920,000	2,290,195
3.625%, due 08/15/43	500,000	644,845
3.750%, due 11/15/43	490,000	644,581
2.750%, due 11/15/47	660,000	747,450
3.000%, due 02/15/49 (b)	1,425,000	1,698,871
		8,587,311
U.S. Treasury Notes - 6.1%
2.750%, due 08/15/21	590,000	601,617
2.875%, due 10/15/21	1,370,000	1,403,401
1.750%, due 11/30/21	1,400,000	1,403,066
2.500%, due 01/15/22	530,000	540,271
2.500%, due 02/15/22	110,000	112,218
2.625%, due 02/28/23	1,150,000	1,189,709
2.500%, due 03/31/23	950,000	979,839
2.750%, due 04/30/23	930,000	967,637
1.625%, due 05/31/23	770,000	771,448
2.500%, due 01/31/24	460,000	477,751
2.375%, due 02/29/24	705,000	729,344
1.875%, due 08/31/24	400,000	405,876
2.125%, due 09/30/24	980,000	1,005,882
2.250%, due 10/31/24	970,000	1,001,826
2.750%, due 02/28/25	510,000	540,758
3.000%, due 09/30/25	690,000	744,772
2.375%, due 04/30/26	310,000	324,629
2.000%, due 11/15/26	470,000	482,046
2.375%, due 05/15/27	780,000	821,925
2.250%, due 08/15/27	980,000	1,024,561
2.250%, due 11/15/27	960,000	1,004,400
2.625%, due 02/15/29	455,000	492,537

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 9.8% (Continued)	Par Value	Value
U.S. Treasury Notes - 6.1% (Continued)
2.375%, due 05/15/29 (b)	$1,220,000	$1,295,872
		18,321,385
U.S. Treasury Inflation-Protected Notes - 0.5%
0.875%, due 01/15/29	477,572	506,598
1.000%, due 02/15/46	931,234	1,031,053
		1,537,651

Total U.S. Treasury Obligations (Cost $27,742,130)		$29,734,817

AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.5%	Par Value	Value
Federal Home Loan Mortgage Corp. - 3.2%
Series 2014-DN3, Class M3, 6.018% (1MO LIBOR + 400), due 08/25/24 (c)	$174,392	$182,609
Series 2015-HQ1, Class M3, 5.818% (1MO LIBOR + 380), due 03/25/25 (c)	198,807	205,145
Series 2016-C05, Class 2M2, 6.468% (1MO LIBOR + 445), due 01/25/29 (c)	369,183	388,041
Series 2016-C07, CLASS 2M2, 6.368% (1MO LIBOR + 435), due 05/25/29 (c)	371,521	391,242
Series 2017-DNA2, Class M1, 3.218% (1MO LIBOR + 120), due 10/25/29 (c)	159,787	160,478
Series 2017-DNA2, Class M2, 5.468% (1MO LIBOR + 345), due 10/25/29 (c)	250,000	263,928
Series 2017-DNA3, Class M1, 2.768% (1MO LIBOR + 75), due 03/25/30 (c)	507,681	507,636
Series 2018-C03, Class 1M2, 4.168% (1MO LIBOR + 215), due 10/25/30 (c)	500,000	504,265
Series 2018-C05, Class 1M2, 4.368% (1MO LIBOR + 235), due 01/25/31 (c)	100,000	101,275
Series 2018-R07, Class 1M2, 144A, 4.418% (1MO LIBOR + 240), due 04/25/31 (c)	400,000	403,880
Series 2019-R02, Class 1M2, 144A, 4.318% (1MO LIBOR + 230), due 08/25/31 (c)	200,000	201,294
Series 2989, Class SG, 19.757% (1MO LIBOR + 3395), due 08/15/34 (c)	105,699	258,862

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.5% (Continued)	Par Value	Value
Federal Home Loan Mortgage Corp. - 3.2% (Continued)
Series 4249, Class CS, 4.300%, due 09/15/43	$1,263,587	$1,209,039
Series 4355, Class ZX, 4.000%, due 05/15/44	4,316,365	4,892,255
		9,669,949
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.3%
Series K-722, Class X1, 1.440%, due 03/01/23 (c)	2,147,579	77,434
Series 2980, Class SC, 4.673% (1MO LIBOR + 670), due 05/15/35 (c)	682,494	89,933
Series 3359, Class SC, 3.692% (1MO LIBOR + 572), due 08/15/37 (c)	1,259,052	185,155
Series 4077, Class TS, 3.972% (1MO LIBOR + 600), due 05/15/41 (c)	1,149,433	166,214
Series 3966, Class SA, 3.872% (1MO LIBOR + 590), due 12/15/41 (c)	1,604,892	228,931
Series 4089, Class SH, 3.972% (1MO LIBOR + 600), due 08/15/42 (c)	1,230,234	211,323
		958,990
Federal National Mortgage Association - 1.8%
Series 2015-C02, Class 1M2, 6.018% (1MO LIBOR + 400), due 05/25/25 (c)	524,632	553,927
Series 2015-C04, Class 2M2, 7.568% (1MO LIBOR + 555), due 04/25/28 (c)	186,478	199,153
Series 2016-C04, Class 1M2, 6.268% (1MO LIBOR + 425), due 01/25/29 (c)	300,000	316,560
Series 2016-C06, Class 1M1, 3.318% (1MO LIBOR + 130), due 04/25/29 (c)	171,111	171,621
Series 2017-C03, Class 1M1, 2.968% (1MO LIBOR + 95), due 10/25/29 (c)	279,230	279,769
Series 2017-C05, Class 1M1, 2.695% (1MO LIBOR + 55), due 01/25/30 (c)	11,942	11,937
Series 2017-C07, Class 2M2, 4.518% (1MO LIBOR + 250), due 05/25/30 (c)	500,000	508,055
Series 2018-C01, Class 1M2, 4.268% (1MO LIBOR + 225), due 07/25/30 (c)	200,000	202,218
Series 2018-C03, Class 1M1, 2.698% (1MO LIBOR + 68), due 10/25/30 (c)	284,213	284,338

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.5% (Continued)	Par Value	Value
Federal National Mortgage Association - 1.8% (Continued)
Series 2018-C04, Class 2M2, 4.568% (1MO LIBOR + 255), due 12/25/30 (c)	$500,000	$509,085
Series 2018-C06, Class 1M2, 4.018%, due 03/25/31 (c)	700,000	702,583
Series 2019-R04, Class 2M2, 144A, 4.118% (1MO LIBOR + 210), due 06/25/39 (c)	190,000	190,460
Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,392,947	1,394,731
		5,324,437
Federal National Mortgage Association Interest-Only Strips - 1.6%
Series 2014-63, Class BI, 3.500%, due 06/25/33	5,408,256	349,182
Series 3311, Class IA, 4.382% (1MO LIBOR + 641), due 05/15/37 (c)	2,380,930	465,233
Series 2007-50, Class SX, 4.432% (1MO LIBOR + 645), due 06/25/37 (c)	4,262,956	752,570
Series 2009-78, Class XS, 4.722% (1MO LIBOR + 674), due 10/25/39 (c)	5,922,739	1,322,344
Series 2011-124, Class NS, 4.482% (1MO LIBOR + 650), due 12/25/41 (c)	1,289,307	218,061
Series 2012-20, Class SA, 4.432% (1MO LIBOR + 645), due 03/25/42 (c)	1,291,106	226,516
Series 2012-76, Class SC, 3.982% (1MO LIBOR + 600), due 07/25/42 (c)	618,683	106,160
Series 2014-28, Class SD, 4.032% (1MO LIBOR + 650), due 05/25/44 (c)	4,322,625	670,195
Series 2017-53, Class IE, 4.000%, due 07/25/47	1,283,515	139,006
Series 2008-22, Class SB, 4.142% (1MO LIBOR + 616), due 04/25/48 (c)	2,466,284	498,971
		4,748,238
Government National Mortgage Association Interest-Only Strips - 0.6%
Series 2010-133, Class SD, 3.873% (1MO LIBOR + 607), due 10/16/40 (c)	4,961,503	728,418
Series 2014-102, Class SY, 3.606%, due 02/20/44 (c)	5,295,725	700,852

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.5 (Continued)	Par Value	Value
Government National Mortgage Association Interest-Only Strips - 0.6% (Continued)
Series 2018-83, Class HI, 5.000%, due 01/20/48	$2,810,904	$387,725
		1,816,995

Total Agency Mortgage-Backed Obligations (Cost $21,150,828)		$22,518,609

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6%	Par Value	Value
Ajax Mortgage Loan Trust, Series 2018-A, Class A, 144A, 3.850%, due 04/25/58	$712,798	$726,933
Ajax Mortgage Loan Trust, Series 2018-C, Class A, 4.360%, due 09/25/65 (c)	714,034	723,166
American Express Credit Account, Series 2019-1, Class A, 2.870%, due 10/15/24 (c)	145,000	148,492
Americold, LLC Trust, Series 2010-ART, Class C, 144A, 6.811%, due 01/14/29	50,000	52,797
Applebees/IHOP Funding, LLC, Series 2019-1A, Class A2II, 144A, 4.723%, due 06/07/49 (c)	100,000	103,083
Arroyo Mortgage Trust, Series 2019-3, Class A1, 144A, 2.962%, due 10/25/48 (c)	171,962	171,095
Arroyo Mortgage Trust, Series 2019-1, Class A1, 144A, 3.805%, due 01/25/49 (c)	210,319	214,212
Arroyo Mortgage Trust, Series 2019-2, Class A1, 144A, 3.347%, due 04/25/49 (c)	312,279	317,504
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 144A, 5.078%, due 11/15/19 (c)	94,000	94,354
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 144A, 5.428% (1MO LIBOR + 340), due 06/15/35 (c)	140,000	140,791
Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, due 08/15/22	300,000	299,785
Barclays Commercial Mortgage Securities Trust, Series 2018-CBM, Class D, 144A, 4.419% (1MO LIBOR + 2.391), due 07/15/37 (c)	400,000	401,752
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 4.895%, due 03/25/37 (c)	3,913,064	2,508,066

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 4.493%, due 01/25/35 (c)	$416,517	$421,478
Bear Stearns Commercial Mortgage Trust, Series 2007-T26, Class AJ, 5.566%, due 01/12/45 (c)	150,000	129,747
Benchmark Mortgage Trust, Series 2018-B4, Class D, 144A, 2.965%, due 07/15/51 (c)	500,000	458,343
BHMS Mortgage Trust, Series 2018-ATLS, Class C, 144A, 3.927% (1MO LIBOR + 190), due 07/15/35 (c)	251,000	251,129
BHP Trust, Series 2019-BXHP, Class D, 144A, 3.799% (1MO LIBOR + 177), due 08/15/36 (c)	183,000	182,543
BX Trust, Series 2019-IMC, Class D, 144A, 3.927% (1MO LIBOR + 190), due 04/15/34 (c)	184,000	184,920
BX Trust, Series 2019-IMC, Class F, 144A, 4.928% (1MO LIBOR + 290), due 04/15/34 (c)	123,000	123,847
BX Trust, Series 2018-MCSF, Class E, 144A, 4.177% (1MO LIBOR + 215), due 04/15/35 (c)	126,000	126,470
BX Trust, Series 2018-MCSF, Class F, 144A, 4.674%, due 04/15/35 (c) (d)	140,000	140,700
BX Trust, Series 2018-GW, Class G, 144A, 4.948% (1MO LIBOR + 292), due 05/15/35 (c) (d)	83,000	83,520
BX Trust, Series 2018-BIOA, Class E, 144A, 3.979% (1MO LIBOR + 195.1), due 03/15/37 (c)	343,000	344,080
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, due 01/15/26 (c)	100,000	100,861
Castlelake Aircraft Securitization, Series 2019-1A, Class C, 144A, 6.899%, due 04/15/39 (c)	940,172	945,036
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 144A, 6.272%, due 04/15/44 (c)	156,795	143,198
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	130,772
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 144A, 4.327% (1MO LIBOR + 230), due 02/15/20 (c)	142,000	141,736
Chase Mortgage Finance Corp., Series 2019-ATR1, Class A3, 144A, 4.000%, due 04/25/49 (c)	80,341	82,066

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
CIM Trust, Series 2018-INV1, Class A10, 144A, 4.000%, due 08/25/48	$500,000	$554,155
CIM Trust, Series 2019-INV2, Class A3, 144A, 4.000%, due 05/25/49 (c)	176,687	179,933
CIM Trust, Series 2016-1, Class B2, 144A, 6.963%, due 07/26/55 (c)	1,000,000	992,026
CIM Trust, Series 2016-2, Class B2, 144A, 7.090%, due 02/01/56 (c)	1,000,000	999,324
CIM Trust, Series 2016-3, Class B2, 144A, 7.599%, due 02/27/56 (c)	1,000,000	994,086
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D, 144A, 5.262%, due 11/10/46 (c)	100,000	102,642
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class D, 144A, 4.131%, due 07/10/49 (c)	500,000	482,075
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class D, 144A, 5.066%, due 11/10/51	380,000	412,353
CLNS Trust, Series 2017-IKPR, Class D, 144A, 4.251% (1MO LIBOR + 205), due 06/11/32 (c)	84,000	83,948
CLNS Trust, Series 2017-IKPR, Class E, 144A, 5.701% (1MO LIBOR + 350), due 06/11/32 (c)	84,000	84,053
CLNS Trust, Series 2017-IKPR, Class F, 144A, 6.701% (1MO LIBOR + 450), due 06/11/32 (c) (d)	84,000	84,262
Commercial Mortgage Trust, Series 2016-GCT, Class F, 144A, 3.577%, due 08/10/29 (c) (d)	150,000	147,530
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.632%, due 07/10/45 (c)	52,000	49,067
Commercial Mortgage Trust, Series 2014-LC15, Class D, 144A, 5.154%, due 04/10/47 (c)	440,000	443,067
Commercial Mortgage Trust, Series 2016-CR28, Class D, 4.051%, due 02/10/49 (c)	30,000	30,676
Countrywide Alternative Loan Trust, Series 2006-HY11, Class A1, 2.138% (1MO LIBOR + 12), due 06/25/36 (c)	462,063	407,960
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 5-A-4, 6.250%, due 08/25/37 (c)	680,555	539,614
Countrywide Alternative Loan Trust, Series 2007-OA4, Class A1, 2.315% (1MO LIBOR + 17), due 05/25/47 (c)	459,217	411,354

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 2.315% (1MO LIBOR + 175), due 09/25/36 (c)	$1,334,377	$1,298,026
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.751%, due 09/25/37 (c)	1,612,988	1,553,143
Credit Suisse Commercial Mortgage Trust, Series 2017-CHOP, Class E, 144A, 5.327% (1MO LIBOR + 330), due 07/15/32 (c)	169,000	169,845
Credit Suisse Commercial Mortgage Trust, Series 2017-LSTK, Class E, 144A, 3.442%, due 04/05/33 (c) (d)	170,000	168,869
Credit Suisse Commercial Mortgage Trust, Series 2018-TOP, Class F, 4.777%, due 08/15/35 (c)	200,000	200,250
Credit Suisse Mortgage Trust, Series 2019-ICE4, Class D, 144A, 3.628% (1MO LIBOR + 160), due 05/15/36 (c)	165,000	165,052
Credit Suisse Mortgage Trust, Series 2019-ICE4, Class E, 144A, 4.178% (1MO LIBOR + 215), due 05/15/36 (c)	189,000	189,060
DB Master Finance, LLC, Series 2019-1A, Class A2I, 144A, 3.787%, due 05/20/49 (c)	169,575	175,376
DB Master Finance, LLC, Series 2019-1A, Class A2II, 144A, 4.021%, due 05/20/49 (c)	89,775	91,713
DBGS Mortgage Trust, Series 2018-5BP, Class F, 144A, 4.478% (1MO LIBOR + 245), due 06/15/33 (c)	140,000	139,479
DBGS Mortgage Trust, Series 2018-BIOD, Class B, 144A, 2.915% (1MO LIBOR + 89), due 05/15/35 (c)	232,035	231,667
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 144A, 3.648%, due 10/10/34 (c)	220,000	221,819
DBUBS Mortgage Trust, Series 2011-LC1A, Class F, 144A, 5.885%, due 11/10/46 (c)	230,000	236,718
Deephaven Residential Mortgage Trust, Series 2018-3A, Class M1, 144A, 4.357%, due 08/25/58 (c)	500,000	512,165
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2I, 144A, 3.526% (3MO LIBOR + 125), due 07/25/47 (c)	230,300	230,643
Dryden Senior Loan Fund, Series 2015-40A, Class CR, 144A, 4.258%, due 08/15/31 (c)	500,000	489,710

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 3.420% (1MO LIBOR + 127.50), due 07/25/34 (c)	$405,613	$398,213
Flagstar Mortgage Trust, Series 2016-6RR, Class B1, 144A, 5.037%, due 10/25/48 (c)	491,684	557,073
Focus Brands Funding, LLC, Series 2017-1A, Class A2II, 144A, 5.093%, due 04/30/47 (c)	175,950	184,865
FREMF Mortgage Trust, Series 2014-K503, Class D, 144A, 0.000%, due 10/25/47 (c) (d)	887,975	884,865
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.044%, due 12/10/41 (c)	96,000	95,872
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 144A, 5.142%, due 12/10/41 (c)	160,000	160,530
GoldenTree Loan Management, L.P., Series 2017-2A, Class D, 144A, 5.241% (3MO LIBOR + 265), due 11/28/30 (c)	500,000	474,590
Goldman Sachs Mortgage Securities Trust, Series 2018-TWR, Class A, 144A, 2.927%, due 07/15/31 (c)	215,000	214,847
Goldman Sachs Mortgage Securities Trust, Series 2018-LUAU, Class E, 144A, 4.578% (1MO LIBOR + 255), due 11/15/32 (c)	150,000	150,290
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class F, 144A, 4.128% (1MO LIBOR + 210), due 07/15/35 (c)	1,000,000	988,833
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class G, 144A, 4.628% (1MO LIBOR + 260), due 07/15/35 (c)	500,000	493,522
GPT 2018-GPP Mortgage Trust, Series 2018-GPP, Class E, 144A, 4.498% (1MO LIBOR + 247), due 06/15/35 (c)	500,000	497,636
GS Mortgage Securities Trust, Series 2016-GS4, Class D, 144A, 3.233%, due 11/10/49	370,000	338,984
GS Mortgage Security Trust, Series 2019-SOHO, Class E, 144A, 3.902% (1MO LIBOR + 187), due 06/15/36 (c)	188,000	187,586
GSAA Home Equity Trust, Series 2005-6, Class M-1, 2.575% (1MO LIBOR + 43), due 06/25/35 (c)	1,300,000	1,272,921

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 4.157%, due 03/25/36 (c)	$650,313	$502,516
GSAA Home Equity Trust, Series 2007-7, Class A4, 2.415%, due 07/25/37 (c)	518,030	489,838
GSCG Trust, Series 2019-600C, Class E, 144A, 4.118%, due 09/06/34 (c)	183,000	186,241
Home Partners of America Trust, Series 2018-1, Class D, 144A, 3.632% (1MO LIBOR + 145), due 07/17/37 (c)	135,000	133,905
Home Partners of America Trust, Series 2018-1, Class E, 144A, 4.032% (1MO LIBOR + 185), due 07/17/37 (c)	1,000,000	999,995
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 144A, 5.177% (1MO LIBOR + 315), due 11/15/26 (c)	187,087	187,163
IMT Trust, Series 2017-APTS, Class EFL, 144A, 4.178% (1MO LIBOR + 215), due 06/15/34 (c)	182,000	181,999
IMT Trust, Series 2017-APTS, Class FFL, 144A, 4.877% (1MO LIBOR + 285), due 06/15/34 (c) (d)	56,000	56,035
Jack in the Box Funding, LLC, Series 2019-1A, Class A2II, 144A, 4.476%, due 08/25/49 (c)	115,000	116,559
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class C, 4.295%, due 05/15/48 (c)	400,000	416,392
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class C, 144A, 3.628% (1MO LIBOR + 160), due 06/15/32 (c)	205,423	205,934
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class D, 144A, 4.128% (1MO LIBOR + 210), due 06/15/32 (c)	81,593	82,103
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, 144A, 5.028% (1MO LIBOR + 300), due 06/15/32 (c)	25,918	26,121
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 144A, 4.128% (1MO LIBOR + 216), due 07/15/36 (c)	125,000	125,310
JPMorgan Chase Commercial Mortgage Trust, Series 2018-PHH, Class C, 144A, 3.387%, due 06/15/23 (c)	45,000	44,986

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class FFX, 144A, 5.542%, due 07/05/23 (c)	$1,400,000	$1,453,074
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class EFX, 144A, 5.542%, due 07/05/23 (c)	141,000	150,426
JPMorgan Chase Commercial Mortgage Trust, Series 2018-BCON, Class E, 3.881%, due 01/05/31 (c)	300,000	303,978
JPMorgan Chase Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	49,904	49,962
JPMorgan Chase Commercial Mortgage Trust, Series 2011-C5, Class D, 5.374%, due 08/15/46 (c)	268,000	272,486
JPMorgan Chase Commercial Mortgage Trust, Series 2015-FRR2, Class AK36, 144A, 2.218%, due 12/27/46 (c)	150,000	143,541
JPMorgan Chase Commercial Mortgage Trust, Series 2018-6, Class B2, 144A, 3.990%, due 12/25/48 (c)	388,904	411,029
JPMorgan Chase Commercial Mortgage Trust, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49 (c)	5,106	5,115
JPMorgan Chase Commercial Mortgage Trust, Series 2018-8, Class B1, 144A, 4.224%, due 01/25/49 (c)	490,082	526,539
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 144A, 4.701%, due 03/10/49	274,000	268,069
Madison Avenue Trust, Series 2013-650M, Class E, 4.169%, due 10/12/32 (c) (d)	268,000	266,352
Marlette Funding Trust, Series 2019-3A, Class B, 144A, 3.070%, due 09/17/29 (c)	200,000	201,544
Mill City Mortgage Trust, Series 2018-3, Class A1, 144A, 3.500%, due 08/25/58 (c)	230,580	237,214
Monarch Beach Resort Trust, Series 2018-MBR, Class F, 4.578%, due 07/15/35 (c)	307,000	307,193
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C17, Class C, 4.656%, due 08/15/47 (c)	1,117,000	1,155,123
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C20, Class D, 144A, 3.071%, due 02/15/48 (c)	42,000	39,251

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C22, Class C, 4.377%, due 04/15/48 (c)	$1,000,000	$1,046,000
Morgan Stanley Capital I Trust, Series 2018-SUN, Class D, 144A, 3.678% (1MO LIBOR + 165), due 07/15/35 (c)	40,000	40,001
Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 144A, 4.578% (1MO LIBOR + 255), due 07/15/35 (c)	60,000	60,188
Morgan Stanley Capital I Trust, Series 2018-SUN, Class G, 144A, 5.078% (1MO LIBOR + 305), due 07/15/35 (c)	40,000	40,151
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 2.525% (1MO LIBOR + 380), due 12/25/35 (c)	1,000,000	968,762
Morgan Stanley Capital I Trust, Series 2019-PLND, Class E, 144A, 4.178% (1MO LIBOR + 215), due 05/15/36 (c)	189,000	189,060
MSCG Trust, Series 2018-SELF, Class F, 144A, 5.078% (1MO LIBOR + 305), due 10/15/28 (c) (d)	199,000	199,000
MVW Owner Trust, Series 2018-1A, Class A, 144A, 3.450%, due 01/21/36 (c)	93,746	96,425
Natixis Commercial Mortgage Securities, Series 2018-FL1, Class C, 144A, 4.395% (1MO LIBOR + 220), due 06/15/35 (c)	141,000	139,720
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 144A, 3.690%, due 10/16/23 (c)	160,000	165,483
OHA Loan Funding Ltd., Series 2013-1A, Class CR2, 4.329%, due 07/23/31 (c)	500,000	490,020
One Bryant Park, Series 2019-OBP, Class A, 144A, 2.516%, due 09/13/49 (c)	225,000	224,537
OSCAR Us Funding Trust, Series 2019-2A, Class A4, 144A, 2.680%, due 09/10/26 (c)	150,000	151,988
PFP Ltd., Series 2017-4, Class D, 144A, 5.795% (1MO LIBOR + 360), due 07/14/35 (c)	1,000,000	1,003,980
PR Mortgage Loan Trust, Series 2014-1, Class APT, 144A, 5.908%, due 10/25/49 (c) (d)	1,819,076	1,819,804
Rait Trust, Series 2017-FL7, Class B, 144A, 3.628% (1MO LIBOR + 160), due 06/15/37 (c)	169,000	168,891
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	983,774	948,312

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
Slide, Series 2018-FUN, Class F, 144A, 5.028% (1MO LIBOR + 300), due 06/15/31 (c)	$1,216,443	$1,227,099
SoFi Consumer Loan Program Trust, Series 2018-1, Class C, 144A, 3.970%, due 02/25/27 (c)	250,000	255,963
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A, 4.250%, due 04/26/27	215,000	222,211
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 2.305% (1MO LIBOR + 16), due 10/25/36 (c)	947,148	823,710
Sunrun Calisto Issuer, LLC, Series 2019-1A, Class A, 3.980%, due 06/30/54 (c)	146,714	151,075
Taco Bell Fund, LLC, Series 2016-1A, Class A23, 144A, 4.970%, due 05/25/46	423,258	450,426
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 144A, 5.403% (3MO LIBOR + 318), due 11/11/34 (c)	113,411	113,765
Towd Point Mortgage Trust, Series 2017-3, Class A1, 144A, 2.750%, due 07/01/57 (c)	171,982	173,298
Towd Point Mortgage Trust, Series 2019-1, Class A, 144A, 3.750%, due 03/25/58 (c)	173,728	181,720
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.000%, due 06/25/58 (c)	231,044	235,110
UBS Commercial Mortgage Trust, Series 2018-C8, Class C, 4.860%, due 02/15/51 (c)	95,000	104,567
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 144A, 3.534%, due 04/25/46	14,816	14,787
Verus Securitization Trust, Series 2018-1, Class B1, 144A, 3.801%, due 01/25/58 (c)	500,000	507,470
Verus Securitization Trust, Series 2018-2, Class B1, 144A, 4.426%, due 06/01/58 (c)	900,000	917,901
Verus Securitization Trust, Series 2018-3, Class M1, 144A, 4.595%, due 10/25/58 (c)	300,000	307,329
WAMU Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1, 3.547%, due 03/25/37 (c)	622,511	569,785
Wells Fargo Commercial Mortgage Trust, Series 2015-LC5, Class D, 144A, 4.918%, due 10/15/45 (c)	385,000	403,607
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.030%, due 06/15/49	141,000	154,467

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class D, 144A, 3.000%, due 03/15/52 (c)	$1,090,000	$955,727
Wells Fargo Mortgage Backed Securities Trust, Series 2006-8, Class A18, 6.000%, due 07/25/36 (c)	28,235	28,685
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1, 144A, 4.000%, due 04/25/49 (c)	381,005	388,848
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class E, 144A, 3.500%, due 03/15/48	900,000	765,854
Total Non-Agency Mortgage-Backed Obligations (Cost $55,128,939)		$56,116,482

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.7%	Par Value	Value
Bank, Series 2019-BN17, Class XA, 1.191%, due 04/15/52 (c)	$3,426,973	$284,764
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class X-A, 1.672%, due 02/01/27 (c)	1,952,110	167,698
Benchmark Mortgage Trust, Series 2018-B4, Class XA, 0.693%, due 07/15/51 (c)	7,882,376	281,993
Benchmark Mortgage Trust, Series 2018-B4, Class X-D, 144A, 1.750%, due 07/15/51 (c)	7,000,000	908,159
Benchmark Mortgage Trust, Series 2019-B10, Class XA, 1.395%, due 03/15/62 (c)	3,546,860	328,336
Benchmark Mortgage Trust, Series 2019-B10, Class XB, 1.063%, due 03/15/62 (c)	2,820,000	220,496
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.549%, due 08/10/26 (c)	1,948,789	143,539
CD Commercial Mortgage Trust, Series 2017-CD4, Class X-A, 1.468%, due 05/01/50 (c)	1,739,466	127,529
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class X-A, 1.816%, due 06/15/50 (c)	1,406,465	124,860
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.878%, due 05/10/58 (c)	763,680	65,926
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 2.143%, due 08/10/26 (c)	934,527	92,001

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.7% (Continued)	Par Value	Value
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 2.058%, due 05/10/49 (c)	$810,427	$81,008
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 1.063%, due 09/15/50 (c)	1,009,922	59,514
Commercial Mortgage Trust, Series 2012-LC4, Class X-A, 144A, 2.289%, due 12/10/44 (c)	13,182,870	509,103
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.302%, due 10/01/46 (c)	3,351,743	131,141
Commercial Mortgage Trust, Series 2015-LC21, Class X-A, 0.910%, due 07/10/48 (c)	1,812,597	53,722
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.943%, due 01/15/49 (c)	968,415	78,544
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class X-A, 0.861%, due 11/15/50 (c)	5,575,620	260,730
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class X-A, 144A, 0.779%, due 08/15/51 (c)	4,775,177	211,510
FREMF Mortgage Trust, Series 2014-K503, Class X2B, 144A, 0.100%, due 10/25/47 (c) (d)	887,928	41
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.655%, due 01/10/23 (c)	2,037,604	86,205
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class X, 144A, 0.815%, due 03/10/44 (c)	15,406,899	100,020
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.805%, due 05/10/49 (c)	1,029,742	79,513
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class X-A, 0.930%, due 04/15/47 (c)	17,897,826	407,414
JPMBB Commercial Mortgage Securities Trust, Series 2016-C2, Class X-A, 1.833%, due 06/01/49 (c)	1,234,100	86,117
L Street Securities, Series 2017-PM1, Class XIO, 144A, 0.000%, due 11/25/47 (c)	775,460,247	891,004
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 144A, 2.032%, due 03/01/49 (c)	1,465,013	89,280
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 144A, 1.264%, due 03/10/50 (c)	2,630,290	108,751

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.7% (Continued)	Par Value	Value
Morgan Stanley BofA Mortgage Loan Trust, Series 2013-C13, Class X-A, 1.153%, due 11/15/46 (c)	$5,326,651	$179,697
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.199%, due 12/01/47 (c)	2,124,346	86,064
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.924%, due 12/15/49 (c)	3,166,077	125,853
Morgan Stanley Capital I Trust, Series 2017-BNK8, Class X-E, 144A, 1.409%, due 11/15/50 (c)	7,050,000	636,506
Morgan Stanley Capital I Trust, Series 2018-BN11, Class X-A, 0.641%, due 03/15/61 (c)	11,711,262	423,328
Societe Generale Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 2.148%, due 10/01/48 (c)	1,158,810	107,068
UBS Commercial Mortgage Trust, Series 2018-C8, Class X-A, 1.042%, due 02/15/51 (c)	1,377,555	82,128
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class X-A, 0.995%, due 06/15/51 (c)	5,443,893	333,437
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class X-A, 1.113%, due 08/15/51 (c)	3,525,550	209,024
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $7,965,694)		$8,162,023

ASSET-BACKED SECURITIES - 2.3%	Par Value	Value
Applebees/IHOP Funding, LLC, Series 2019-1A, Class A2I, 144A, 4.194%, due 06/07/49 (c)	$150,000	$153,470
Arroyo Mortgage Trust, Series 2018-1, Class A1, 144A, 3.763%, due 04/25/48	145,476	149,721
Citibank Credit Card Issuance, Series 2017-A3, Class A3, 1.920%, due 04/07/22	125,000	124,926
Coinstar Funding, LLC, Series 2017-1A, Class A2, 144A, 5.216%, due 04/25/47	127,075	130,605
CommonBond Student Loan Term, Series 2018-BGS, Class C, 144A, 4.120%, due 09/25/45 (c)	84,015	85,609
DB Master Finance, LLC, Series 2017-1A, Class A2I, 144A, 3.629%, due 11/20/47	196,500	200,935

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 2.3% (Continued)	Par Value	Value
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2II, 144A, 3.082%, due 07/25/47	$196,000	$196,664
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 144A, 4.460%, due 01/26/37	286,899	301,614
Ford Credit Auto Owner Trust, Series 2016-C, Class A3, 1.220%, due 03/15/21	49,599	49,504
Helios Issuer, LLC, Series 2017-1A, Class A, 144A, 4.940%, due 09/20/49 (c)	1,058,133	1,130,066
Home Partners of America Trust, Series 2019-1, Class B, 144A, 3.157%, due 09/17/27	100,000	101,089
Mill City Solar Loan Ltd., Series 19-2GS, Class A, 144A, 3.690%, due 07/20/43	147,007	148,967
Mosaic Solar Loans, LLC, Series 2018-1A, Class A, 144A, 4.010%, due 06/22/43	362,478	365,699
Mosaic Solar Loans, LLC, Series 2018-2GS, Class B, 144A, 4.740%, due 02/20/44 (c)	450,000	458,043
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A, 4.200%, due 02/22/44	388,806	393,643
OSCAR US Funding Trust, Series 2018-2A, Class A4, 144A, 3.630%, due 09/10/25 (c)	150,000	155,024
Santander Drive Auto Receivable, Series 2018-1, Class E, 144A, 4.370%, due 05/15/25 (c)	750,000	764,595
SoFi Consumer Loan Program Trust, Series 2018-3, Class C, 144A, 4.670%, due 08/25/27	150,000	156,602
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A, 4.760%, due 11/26/27	500,000	518,630
Structured Agency Credit Risk Debt Notes, Series 15-DNA1, Class M2, 3.868%, due 10/25/27 (c)	139,649	140,265
Wendy's Funding, LLC, Series 2019-1A, Class A2I, 144A, 3.783%, due 06/15/49	99,750	101,710
Wingstop Funding, LLC, Series 2018-1, Class A2, 144A, 4.970%, due 12/05/48 (c)	995,000	1,055,307
Total Asset-Backed Securities (Cost $6,635,677)		$6,882,688

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 3.5%	Par Value	Value
Annisa CLO Ltd., Series 2016-2A, Class CR, 144A, 4.592% (3MO LIBOR + 200), due 07/20/31 (c)	$1,000,000	$965,940
Apidos CLO, Series 2016-24A, Class CR, 144A, 5.328% (3MO LIBOR + 305), due 10/20/30 (c)	500,000	482,921
Ares CLO Ltd., Series 2018-49A, Class C, 144A, 4.228%, due 07/22/30 (c)	1,000,000	965,877
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 5.744% (3MO LIBOR + 360), due 05/28/30 (c)	500,000	500,010
Avery Point CLO Ltd., Series 2015-6A, Class AR, 144A, 3.337% (3MO LIBOR + 105), due 08/05/27 (c)	500,000	499,550
Babson CLO Ltd., Series 2012-II, Class SUB, 144A, 0.000%, due 05/15/23	1,000,000	34,012
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 144A, 5.420% (3MO LIBOR + 290), due 11/20/28 (c)	350,000	336,357
Canyon Capital CLO Ltd., Series 2014-1A, Class CR, 144A, 5.333%, due 01/30/31 (c)	250,000	231,027
Carlyle Global Market Strategies CLO, Series 2015-3A, Class CR, 144A, 5.432% (3MO LIBOR + 285), due 07/28/28 (c)	500,000	483,578
CFIP CLO Ltd., Series 2017-1A, Class B, 144A, 3.950% (1MO LIBOR + 165), due 01/18/30 (c)	500,000	488,952
CIFC Funding CLO Ltd., Series 2015-5A, Class CR, 144A, 5.226% (3MO LIBOR + 295), due 10/25/27 (c)	345,000	339,756
Dryden Senior Loan Fund, Series 2014-33A, Class DR2, 144A, 6.153% (3MO LIBOR + 385), due 04/15/29 (c)	500,000	499,402
Galaxy CLO Ltd., Series 2018-29A, Class D, 4.918% (3MO LIBOR + 240), due 11/15/26 (c)	250,000	241,600
Galaxy CLO Ltd., Series 2016-22A, Class DR, 144A, 5.422% (3MO LIBOR + 310), due 07/16/28 (c)	250,000	241,094
Greystone Commercial Real Estate, Series 2019-FL2, Class D, 144A, 4.662% (1MO LIBOR + 240), due 09/15/37 (c)	183,000	183,576
LCM CLO Ltd. Partnership, Series 20A, Class DR, 144A, 5.078% (3MO LIBOR + 280), due 10/20/27 (c)	250,000	236,618
LCM CLO Ltd. Partnership, Series 22A, Class CR, 144A, 5.078% (3MO LIBOR + 280), due 10/20/28 (c)	350,000	329,889

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 3.5% (Continued)	Par Value	Value
Newark BSL CLO 1 Ltd., Series 2016-1A, Class C, 144A, 6.582% (3MO LIBOR + 400), due 12/21/29 (c)	$500,000	$496,489
Palmer Square Loan Funding CLO Ltd., Series 2018-3A, Class C, 144A, 4.818% (3MO LIBOR + 230), due 08/15/26 (c)	1,000,000	976,217
Southern Co. (The), 6.750%, due 08/01/22	7,700	412,027
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 144A, 6.197% (3MO LIBOR + 360), due 07/14/26 (c)	500,000	499,884
TPG Real Estate Finance, Series 2018-FL2, Class D, 144A, 4.725% (1MO LIBOR + 270), due 11/15/37 (c)	125,000	125,940
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 144A, 5.528% (3MO LIBOR + 325), due 07/20/28 (c)	500,000	496,502
York CLO Ltd., Series 2019-1A, Class B, 144A, 0.000% (1MO LIBOR + 205), due 07/22/32 (c)	500,000	499,970
Total Collateralized Loan Obligations (Cost $11,505,352)		$10,567,188

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.8%	Par Value	Value
Communication Services - 0.5%
AT&T, Inc., 5.250%, due 03/01/37	$80,000	$93,881
AT&T, Inc., 5.150%, due 02/15/50	260,000	304,130
Charter Communications Operating, LLC, 4.908%, due 07/23/25	120,000	131,521
Comcast Corp., 3.700%, due 04/15/24	90,000	95,865
Expedia Group, Inc., 144A, 3.250%, due 02/15/30	195,000	194,096
Interpublic Group of Cos., Inc. (The), 4.650%, due 10/01/28	55,000	61,630
Interpublic Group of Cos., Inc. (The), 5.400%, due 10/01/48	55,000	65,161
Verizon Communications, Inc., 3.376%, due 02/15/25	135,000	142,470
Verizon Communications, Inc., 4.016%, due 12/03/29	245,000	272,376
Verizon Communications, Inc., 4.272%, due 01/15/36	85,000	95,682
Viacom, Inc., 4.375%, due 03/15/43	95,000	98,013
		1,554,825
Consumer Discretionary - 0.4%
Allied Universal Holdco, LLC, 144A, 6.625%, due 07/15/26	60,000	63,375
Carvana Co., 144A, 8.875%, due 10/01/23	30,000	30,900
Expedia, Inc., 5.000%, due 02/15/26	235,000	263,590
Expedia, Inc., 3.800%, due 02/15/28	240,000	250,574

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.8% (Continued)	Par Value	Value
Consumer Discretionary - 0.4% (Continued)
Ford Motor Co., 7.450%, due 07/16/31	$25,000	$28,685
General Motors Financial Co., Inc., 3.278% (3MO LIBOR + 99), due 01/05/23 (c)	150,000	147,997
General Motors Financial Co., Inc., 3.950%, due 04/13/24	40,000	41,128
Hasbro, Inc., 3.500%, due 09/15/27	70,000	71,504
Home Depot, Inc. (The), 3.900%, due 06/15/47	55,000	62,719
Molson Coors Brewing Co., 1.250%, due 07/15/24	150,000	169,648
		1,130,120
Consumer Staples - 0.4%
Altria Group, Inc., 4.500%, due 05/02/43	100,000	99,712
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 144A, 4.900%, due 02/01/46	60,000	71,260
Anheuser-Busch InBev Worldwide, Inc., 4.600%, due 04/15/48	265,000	303,226
BAT Capital Corp., 144A, 4.540%, due 08/15/47	270,000	258,443
Constellation Brands, Inc., 3.150%, due 08/01/29	125,000	127,369
Dollar Tree, Inc., 4.000%, due 05/15/25	120,000	127,050
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	125,000	129,395
		1,116,455
Energy - 1.6%
Andeavor, 5.125%, due 12/15/26	150,000	165,453
CNOOC Finance (2015) U.S.A., LLC, 3.500%, due 05/05/25	400,000	417,484
Concho Resources, Inc., 4.300%, due 08/15/28	141,000	151,751
Continental Resources, Inc., 4.375%, due 01/15/28	330,000	341,138
Enable Midstream Partner, L.P., 4.150%, due 09/15/29	270,000	259,893
Enbridge, Inc., 4.250%, due 12/01/26	390,000	425,057
Energy Transfer Operating, L.P., 5.500%, due 06/01/27	80,000	90,340
Energy Transfer Operating, L.P., 6.000%, due 06/15/48	240,000	283,591
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	60,000	64,857
Enlink Midstream Partner, 4.850%, due 07/15/26	25,000	23,717
EOG Resources, Inc., 4.150%, due 01/15/26	85,000	93,395
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	50,000	64,923
Kinder Morgan, Inc., 4.300%, due 06/01/25	85,000	91,195
Kinder Morgan, Inc., 5.200%, due 03/01/48	250,000	286,935
Marathon Oil Corp., 4.400%, due 07/15/27	415,000	441,560

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.8% (Continued)	Par Value	Value
Energy - 1.6% (Continued)
Marathon Petroleum Corp., 5.125%, due 12/15/26	$60,000	$67,399
MPLX, L.P., 4.700%, due 04/15/48	440,000	459,400
Murphy Oil Corp., 4.450%, due 12/01/22	10,000	10,125
Murphy Oil Corp., 5.750%, due 08/15/25	25,000	25,536
NGPL Pipeco, LLC, 144A, 4.875%, due 08/15/27	50,000	53,500
Sabine Pass Liquefaction, LLC, 5.000%, due 03/15/27	140,000	153,825
Schlumberger Holding Corp., 144A, 3.900%, due 05/17/28	320,000	338,406
TransCanada Pipelines Ltd., 4.250%, due 05/15/28	85,000	93,826
Williams Cos., Inc. (The), 3.600%, due 03/15/22	235,000	241,202
Williams Cos., Inc. (The), 4.550%, due 06/24/24	307,000	329,304
		4,973,812
Financials - 1.8%
Air Lease Corp., 3.250%, due 03/01/25	120,000	121,964
American International Group, Inc., 4.750%, due 04/01/48	260,000	301,792
AXA Equitable Holdings, Inc., 3.900%, due 04/20/23	180,000	187,913
Capital One Financial Corp., 2.986% (3MO LIBOR + 72), due 01/30/23 (c)	185,000	184,608
Citigroup, Inc., 2.539% (BBSW + 155), due 05/04/21 (c)	245,000	167,384
Citigroup, Inc., 3.224% (3MO LIBOR + 110), due 05/17/24 (c)	115,000	116,083
Crown Castle International Corp., 3.650%, due 09/01/27	55,000	58,348
Crown Castle International Corp., 3.800%, due 02/15/28	170,000	181,252
Discover Financial Services, 4.100%, due 02/09/27	90,000	95,735
First Maryland Capital II, 3.103% (3MO LIBOR + 85), due 02/01/27 (c)	250,000	231,187
Fiserv, Inc., 3.500%, due 07/01/29	294,000	308,441
Goldman Sachs Group, Inc. (The), 2.898% (3MO LIBOR + 75), due 02/23/23 (c)	170,000	169,847
Goldman Sachs Group, Inc. (The), 1.375%, due 05/15/24	150,000	170,083
JPMorgan Chase & Co., 2.301%, due 10/15/25	205,000	203,975
JPMorgan Chase & Co., 3.200%, due 06/15/26	135,000	140,150
JPMorgan Chase & Co., 3.625%, due 12/01/27	135,000	141,718
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	35,000	49,130
Morgan Stanley, 3.737%, due 04/24/24	120,000	125,296
MPT Operating Partnership, L.P., 5.250%, due 08/01/26	55,000	57,613
MPT Operating Partnership, L.P., 5.000%, due 10/15/27	50,000	52,313

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.8% (Continued)	Par Value	Value
Financials - 1.8% (Continued)
PNC Financial Services Group, Inc., 3.500%, due 01/23/24	$95,000	$100,846
Prudential Financial, Inc., 3.905%, due 12/07/47	60,000	63,833
Public Storage, 3.385%, due 05/01/29	60,000	64,457
Santander Holdings USA, Inc., 3.400%, due 01/18/23	120,000	122,506
Synchrony Financial, 3.950%, due 12/01/27	55,000	56,346
U.S. Bancorp, 3.375%, due 02/05/24	99,000	104,116
U.S. Bancorp, 3.600%, due 09/11/24	55,000	58,458
U.S. Bancorp, 3.150%, due 04/27/27	170,000	179,950
U.S. Bank National Association, 3.000%, due 02/04/21	280,000	283,478
USB Capital IX, 3.500% (3MO LIBOR + 150), due 12/31/49 (c)	405,000	348,806
Wachovia Capital Trust II, 5.570%, due 03/29/49 (c)	430,000	431,613
Wells Fargo & Co., 2.348%, due 07/27/21 (c)	200,000	136,347
Wells Fargo & Co., 3.250%, due 04/27/22	200,000	140,853
Wells Fargo & Co., 4.750%, due 12/07/46	250,000	294,360
Willis North America, Inc., 4.500%, due 09/15/28	60,000	66,225
		5,517,026
Health Care - 0.6%
Anthem, Inc., 2.375%, due 01/15/25	30,000	29,814
Celgene Corp., 4.550%, due 02/20/48	270,000	323,312
Cigna Corp., 144A, 3.193% (3MO LIBOR + 89), due 07/15/23 (c)	95,000	95,075
Cigna Corp., 144A, 4.900%, due 12/15/48	340,000	394,669
CommonSpirit Health, 3.347%, due 10/01/29	110,000	111,170
CVS Health Corp., 5.050%, due 03/25/48	330,000	373,537
HCA, Inc., 5.000%, due 03/15/24	170,000	185,300
Thermo Fisher Scientific, Inc., 0.750%, due 09/12/24	100,000	112,124
Thermo Fisher Scientific, Inc., 0.500%, due 03/01/28	100,000	108,909
		1,733,910
Industrials - 0.3%
Boing Co (The), 2.700%, due 02/01/27	205,000	208,633
CSX Corp., 3.800%, due 11/01/46	60,000	62,661
FedEx Corp., 4.950%, due 10/17/48	245,000	270,149
General Electric Co., 5.875%, due 01/14/38	60,000	72,113
John Deere Capital Corp., 3.450%, due 01/10/24	80,000	84,219
John Deere Capital Corp., 2.600%, due 03/07/24	40,000	40,777

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.8% (Continued)	Par Value	Value
Industrials - 0.3% (Continued)
Lockheed Martin Corp., 4.700%, due 05/15/46	$105,000	$132,538
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	60,000	63,751
		934,841
Information Technology - 0.5%
Apple, Inc., 0.875%, due 05/24/25	115,000	131,535
Banff Merger Sub, Inc., 144A, 9.750%, due 09/01/26	245,000	232,750
Broadcom, Inc., 144A, 4.750%, due 04/15/29	311,000	328,124
Dell International, LLC, 144A, 8.100%, due 07/15/36	111,000	141,415
Dell, Inc., 144A, 8.350%, due 07/15/46	417,000	548,910
		1,382,734
Materials - 0.1%
Mosaic Co. (The), 4.050%, due 11/15/27 (b)	115,000	119,096
Owens Corning, 4.400%, due 01/30/48	70,000	64,328
Standard Industries, Inc., 144A, 5.000%, due 02/15/27	50,000	51,688
WestRock Co., 3.750%, due 03/15/25	65,000	68,375
		303,487
Real Estate - 0.1%
American Tower Corp., 1.950%, due 05/22/26	100,000	118,777
American Tower Corp., 3.950%, due 03/15/29	60,000	64,326
Welltower, Inc., 3.950%, due 09/01/23	115,000	121,888
		304,991
Utilities - 0.5%
Dominion Energy, Inc., 0.000%, due	5,000	528,750
Duke Energy Corp., 4.875%, due 12/31/49	150,000	153,750
Mississippi Power Co., 4.250%, due 03/15/42	130,000	142,718
Monongahela Power Co., 144A, 5.400%, due 12/15/43	65,000	87,100
Nextera Energy Capital Holdings, Inc., 5.650%, due 05/01/79	110,000	119,250
Southern California Edison Co., 4.000%, due 04/01/47	30,000	32,159
Vistra Operations Co., LLC, 144A, 3.550%, due 07/15/24	380,000	383,325

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.8% (Continued)	Par Value	Value
Utilities - 0.5% (Continued)
Williams Partners, L.P., 4.300%, due 03/04/24	$75,000	$79,720
		1,526,772

Total Investment-Grade Corporate Obligations (Cost $19,450,897)		$20,478,973

HIGH YIELD CORPORATE OBLIGATIONS - 12.0%	Par Value	Value
Communication Services - 2.3%
AMC Networks, Inc., 4.750%, due 08/01/25	$50,000	$51,313
Block Communications, Inc., 6.875%, due 02/15/25	50,000	51,875
Cablevision Systems Corp., 5.875%, due 09/15/22	90,000	96,863
CBS Radio, Inc., 144A, 7.250%, due 11/01/24 (b)	25,000	25,875
CCO Holdings, LLC, 144A, 5.750%, due 02/15/26	195,000	205,481
CCO Holdings, LLC, 144A, 5.125%, due 05/01/27	265,000	276,594
CCO Holdings, LLC, 144A, 5.000%, due 02/01/28	210,000	217,087
CenturyLink, Inc., 5.800%, due 03/15/22	25,000	26,313
Charter Communications Operating, LLC, 5.125%, due 07/01/49	345,000	367,219
Cincinnati Bell, Inc., 144A, 7.000%, due 07/15/24	20,000	18,425
Clear Channel Worldwide Holdings, Inc., 144A, CV, 9.250%, due 02/15/24	18,000	19,710
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, due 08/15/27	45,000	46,912
Comcel Trust, 6.875%, due 02/06/24	200,000	206,000
CSC Holdings, LLC, 5.250%, due 06/01/24	70,000	75,162
CSC Holdings, LLC, 144A, 5.500%, due 04/15/27	200,000	211,250
CSC Holdings, LLC, 144A, 7.500%, due 04/01/28	200,000	225,250
CSC Holdings, LLC, 144A, 5.750%, due 01/15/30	290,000	303,050
Cumulus Media New Holding, Inc., 144A, 6.750%, due 07/01/26	25,000	26,188
Diamond Sports Group, LLC, 144A, 5.375%, due 08/15/26	405,000	420,187
Diamond Sports Group, LLC, 144A, 6.625%, due 08/15/27 (b)	395,000	408,825
DISH DBS Corp., 5.875%, due 07/15/22	30,000	31,163
DISH DBS Corp., 5.000%, due 03/15/23	50,000	50,375

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Communication Services - 2.3% (Continued)
DISH Network Corp., CV, 3.375%, due 08/15/26	$250,000	$229,025
Embarq Corp., 7.995%, due 06/01/36	50,000	49,313
Frontier Communications Corp., 6.875%, due 01/15/25	10,000	4,450
Frontier Communications Corp., 11.000%, due 09/15/25	10,000	4,563
Frontier Communications Corp., 144A, 8.000%, due 04/01/27	45,000	47,419
GCI Liberty, Inc., 144A, 1.750%, due 09/30/46	270,000	330,774
Gray Escrow, Inc., 144A, 7.000%, due 05/15/27	125,000	136,875
GTT Communications, Inc., 144A, 7.875%, due 12/31/24 (b) (d)	30,000	16,800
HC2 Holdings, Inc., 144A, 11.500%, due 12/01/21	130,000	114,075
Hughes Satellite Systems Corp., 6.625%, due 08/01/26	25,000	27,125
iHeartCommunications, Inc., 6.375%, due 05/01/26	15,000	16,200
iHeartCommunications, Inc., 8.375%, due 05/01/27	35,000	37,800
iHeartCommunications, Inc., 144A, 5.250%, due 08/15/27	40,000	41,600
InterActiveCorp, 0.875%, due 06/15/26	250,000	260,125
Level 3 Financing, Inc., 5.375%, due 01/15/24	65,000	66,300
Level 3 Financing, Inc., 5.250%, due 03/15/26	45,000	46,800
Level 3 Financing, Inc., 144A, 4.625%, due 09/15/27	50,000	50,500
MGIC Investment Corp., 5.750%, due 08/15/23	135,000	147,150
Midcontinent Communication & Finance, 144A, 5.375%, due 08/15/27	20,000	21,000
Netflix, Inc., 4.375%, due 11/15/26	20,000	20,200
Netflix, Inc., 5.875%, due 11/15/28	50,000	54,250
Netflix, Inc., 144A, 5.375%, due 11/15/29	210,000	218,925
Nexstar Escrow Corp., 144A, 5.625%, due 08/01/24	50,000	52,000
Outfront Media Capital, LLC, 144A, 5.000%, due 08/15/27	30,000	31,425
Sinclair Television Group, Inc., 144A, 5.125%, due 02/15/27	50,000	50,312
Sirius XM Radio, Inc., 144A, 4.625%, due 05/15/23	200,000	203,750
Sirius XM Radio, Inc., 144A, 4.625%, due 07/15/24	15,000	15,525
Sirius XM Radio, Inc., 144A, 5.375%, due 07/15/26	225,000	235,937
Sirius XM Radio, Inc., 144A, 5.000%, due 08/01/27	25,000	25,844
Sirius XM Radio, Inc., 144A, 5.500%, due 07/01/29	30,000	31,912
Sprint Capital Corp., 6.875%, due 11/15/28	65,000	70,687
Sprint Corp., 7.125%, due 06/15/24	60,000	64,650
Sprint Corp., 7.625%, due 03/01/26	25,000	27,562

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Communication Services - 2.3% (Continued)
Tegna, Inc., 144A, 5.000%, due 09/15/29	$25,000	$25,281
T-Mobile USA, Inc., 6.500%, due 01/15/26	240,000	257,700
T-Mobile USA, Inc., 5.375%, due 04/15/27	25,000	26,875
Uber Technologies, Inc., 144A, 7.500%, due 09/15/27	150,000	148,500
Verizon Communications, Inc., CV, 4.329%, due 09/21/28	344,000	390,526
		6,960,872
Consumer Discretionary - 1.6%
Allied Universal Holdco, LLC, 144A, 9.750%, due 07/15/27	15,000	15,600
Amazon.com, Inc., 3.150%, due 08/22/27	205,000	217,493
AMC Entertainment Holdings, Inc., 5.875%, due 11/15/26 (b)	50,000	45,125
American Airlines Group, 144A, 5.000%, due 06/01/22	30,000	31,066
AMN Healthcare, Inc., 144A, 4.625%, due 10/01/27	15,000	15,131
Aramark Services, Inc., 5.125%, due 01/15/24	200,000	206,500
Aramark Services, Inc., 144A, 5.000%, due 04/01/25	85,000	87,656
Asbury Automotive Group, 6.000%, due 12/15/24	50,000	51,625
Ashton Woods USA, 144A, 6.750%, due 08/01/25	25,000	24,938
Beacon Escrow Corp., 144A, 4.875%, due 11/01/25	100,000	97,750
BMC East, LLC, 144A, 5.500%, due 10/01/24	25,000	25,844
Builders FirstSource, Inc., 144A, 5.625%, due 09/01/24	57,000	59,351
Builders FirstSource, Inc., 144A, 6.750%, due 06/01/27	25,000	26,937
Caesars Report Collection, LLC, 144A, 5.250%, due 10/15/25	75,000	76,500
CCM Merger, Inc., 144A, 6.000%, due 03/15/22	50,000	51,250
Cedar Fair, L.P., 144A, 5.250%, due 07/15/29	65,000	69,387
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24	45,000	41,287
Century Communities, Inc., 5.875%, due 07/15/25	50,000	51,625
CSC Holdings, LLC, 144A, 5.375%, due 02/01/28	200,000	211,000
Dana Holding Corp., 5.500%, due 12/15/24	50,000	51,250
Ecolab, Inc., 1.000%, due 01/15/24	150,000	169,663
Eldorado Resorts, Inc., 6.000%, due 04/01/25	45,000	47,419
Extended Stay America, Inc., 144A, 4.625%, due 10/01/27	25,000	25,094
Golden Entertainment, Inc., 144A, 7.625%, due 04/15/26	35,000	36,488
Golden Nugget, Inc., 144A, 6.750%, due 10/15/24	125,000	127,187
Graham Holdings Co., 144A, 5.750%, due 06/01/26	165,000	177,581
Hertz Corp., 144A, 7.125%, due 08/01/26	25,000	26,094

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Consumer Discretionary - 1.6% (Continued)
Hilton Domestic Operating Co., Inc., 4.250%, due 09/01/24	$125,000	$127,344
IAA Spinco, Inc., 144A, 5.500%, due 06/15/27	25,000	26,500
L Brands, Inc., 6.750%, due 07/01/36	25,000	21,125
Lennar Corp., 5.375%, due 10/01/22	25,000	26,719
Lennar Corp., 5.250%, due 06/01/26	25,000	27,031
Lennar Corp., 4.750%, due 11/29/27	370,000	396,363
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22	25,000	25,344
LTF Merger Sub, Inc., 144A, 8.500%, due 06/15/23	45,000	46,012
M/I Homes, Inc., 5.625%, due 08/01/25	50,000	51,500
Men's Wearhouse, Inc. (The), 7.000%, due 07/01/22	40,000	39,400
Meritage Homes Corp., 6.000%, due 06/01/25	25,000	27,625
MGM Resorts International, 6.000%, due 03/15/23	25,000	27,531
MGM Resorts International, 5.750%, due 06/15/25	25,000	27,469
Michaels Stores, Inc., 144A, 8.000%, due 07/15/27	25,000	25,031
Penn National Gaming, Inc., 144A, 5.625%, due 01/15/27 (b)	25,000	25,687
PetSmart, Inc., 144A, 7.125%, due 03/15/23	30,000	28,200
PetSmart, Inc., 144A, 5.875%, due 06/01/25 (b)	55,000	54,794
PGT Escrow Issuer, Inc., 144A, 6.750%, due 08/01/26	50,000	53,937
Scientific Games International, Inc., 144A, 5.000%, due 10/15/25	50,000	51,500
Service Corp. International, 5.125%, due 06/01/29	15,000	16,013
Six Flags Entertainment Corp., 144A, 5.500%, due 04/15/27	25,000	26,625
Sonic Automotive, Inc., 6.125%, due 03/15/27	25,000	25,437
Staples, Inc., 144A, 7.500%, due 04/15/26	90,000	92,700
Station Casinos, LLC, 144A, 5.000%, due 10/01/25	50,000	50,562
Tempur Sealy International, Inc., 5.500%, due 06/15/26	119,000	124,057
United Continental Holdings, Inc., 4.875%, due 01/15/25	25,000	26,242
Viacom, Inc., 6.250%, due 02/28/57	325,000	350,187
William Carter, 144A, 5.625%, due 03/15/27	25,000	26,750
WMG Acquisition Corp., 144A, 5.500%, due 04/15/26	320,000	336,800
Wolverine World Wide, Inc., 144A, 5.000%, due 09/01/26	25,000	25,187
Yum! Brands, Inc., 144A, 5.000%, due 06/01/24	110,000	113,988
Yum! Brands, Inc., 144A, 5.250%, due 06/01/26	275,000	290,469

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Consumer Discretionary - 1.6% (Continued)
Yum! Brands, Inc., 144A, 4.750%, due 01/15/30	$180,000	$185,625
		4,866,595
Consumer Staples - 0.9%
Albertsons Cos., LLC, 144A, 5.875%, due 02/15/28	95,000	100,462
Altria Group, Inc., 5.950%, due 02/14/49	60,000	70,304
B&G Foods, Inc., 5.250%, due 04/01/25 (b)	65,000	66,462
B&G Foods, Inc., 5.250%, due 09/15/27 (b)	30,000	30,637
Central Garden & Pet Co., 5.125%, due 02/01/28	25,000	25,500
Chobani, LLC, 144A, 7.500%, due 04/15/25	25,000	23,938
Cott Holdings, Inc., 144A, 5.500%, due 04/01/25	85,000	87,975
JBS USA LUX/JBS USA Finance, Inc., 144A, 6.750%, due 02/15/28	104,000	115,180
JBS USA, LLC, 144A, 5.750%, due 06/15/25	5,000	5,200
KEHE Distributors, LLC, 144A, 8.625%, due 10/15/26	25,000	25,500
Natura Cosmeticos S.A., 144A, 5.375%, due 02/01/23	200,000	209,000
NBM U.S. Holdings, Inc., 144A, 7.000%, due 05/14/26	500,000	521,875
Performance Food Group, Inc., 144A, 5.500%, due 10/15/27	25,000	26,312
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	25,000	25,844
Pilgrim's Pride Corp., 144A, 5.875%, due 09/30/27	75,000	80,719
Post Holdings, Inc., 144A, 5.500%, due 03/01/25	70,000	73,325
Post Holdings, Inc., 144A, 5.000%, due 08/15/26	330,000	341,962
Post Holdings, Inc., 144A, 5.750%, due 03/01/27	445,000	470,588
Post Holdings, Inc., 144A, 5.625%, due 01/15/28	190,000	201,400
Post Holdings, Inc., 144A, 5.500%, due 12/15/29	25,000	26,031
Simmons Foods, Inc., 144A, 5.750%, due 11/01/24	25,000	24,437
Spectrum Brands, Inc., 5.750%, due 07/15/25	25,000	26,062
		2,578,713
Energy - 1.8%
Antero Midstream Partners, L.P., 144A, 5.750%, due 03/01/27	35,000	29,137
Archrock Partners, L.P., 144A, 6.875%, due 04/01/27	25,000	26,500
Calfrac Holdings, L.P., 144A, 8.500%, due 06/15/26	50,000	22,250
Carrizo Oil & Gas, Inc., 6.250%, due 04/15/23	25,000	23,625

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Energy - 1.8% (Continued)
Cheniere Corpus Christi Holdings, LLC, 5.125%, due 06/30/27	$80,000	$87,600
Cheniere Energy Partners, L.P., 144A, 5.250%, due 10/01/25	25,000	25,937
Cheniere Energy Partners, L.P., 144A, 5.625%, due 10/01/26	105,000	111,289
Cheniere Energy Partners, L.P., 144A, 4.500%, due 10/01/29	25,000	25,594
Chesapeake Energy Corp., 8.000%, due 01/15/25	25,000	17,938
Crestwood Midstream Partners, L.P., CV, 6.250%, due 04/01/23	25,000	25,500
DCP Midstream Operating, L.P., 3.875%, due 03/15/23	20,000	20,200
DCP Midstream Operating, L.P., 5.375%, due 07/15/25	400,000	429,000
DCP Midstream Operating, L.P., 5.125%, due 05/15/29	200,000	203,000
Delek Logistics Partners, L.P., CV, 6.750%, due 05/15/25	75,000	74,531
Diamondback Energy, Inc., 144A, 4.750%, due 11/01/24	145,000	148,263
Diamondback Energy, Inc., 5.375%, due 05/31/25	490,000	510,825
Eclipse Resources Corp., 8.875%, due 07/15/23	25,000	19,250
Endeavor Energy Resources, L.P., 144A, 5.750%, due 01/30/28	25,000	26,438
Enterprise Products Operating, LLC, 3.125%, due 07/31/29	450,000	460,121
Enviva Partners, L.P., 8.500%, due 11/02/21	25,000	25,625
Gulfport Energy Corp., 6.375%, due 05/15/25	55,000	39,050
Gulfport Energy Corp., 6.375%, due 01/15/26	25,000	17,625
Hess Infrastructure Partners, L.P., 144A, 5.625%, due 02/15/26	25,000	25,938
Hilcorp Energy I, L.P., 144A, 6.250%, due 11/01/28	35,000	32,375
Hill-Rom Holdings, Inc., 144A, 5.750%, due 09/01/23	50,000	51,438
Lonestar Resources America, Inc., 144A, 11.250%, due 01/01/23	50,000	40,500
Magnolia Oil and Gas Operating, 144A, 6.000%, due 08/01/26	75,000	75,375
Moss Creek Resources Holdings, Inc., 144A, 7.500%, due 01/15/26	25,000	18,250
Murphy Oil Corp., 6.875%, due 08/15/24	219,000	230,795

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Energy - 1.8% (Continued)
Murphy Oil USA, Inc., 5.625%, due 05/01/27	$25,000	$26,823
Oasis Petroleum, Inc., 6.875%, due 03/15/22	35,000	32,725
Occidental Petroleum Corp., 2.900%, due 08/15/24	270,000	271,409
Occidental Petroleum Corp., 3.500%, due 08/15/29	193,000	195,293
Parsley Energy, LLC, 144A, 5.375%, due 01/15/25	350,000	353,500
Parsley Energy, LLC, 144A, 5.625%, due 10/15/27	390,000	401,700
PBF Holding Co., LLC, 7.250%, due 06/15/25	365,000	377,775
PBF Logistics, L.P., 6.875%, due 05/15/23	25,000	25,594
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22	60,000	60,300
QEP Resources, Inc., 5.625%, due 03/01/26	30,000	25,800
Sunoco, L.P., 144A, 6.000%, due 04/15/27	35,000	37,231
Sunoco, L.P. / Sunoco Finance Corp., 144A, 5.500%, due 02/15/26	25,000	26,016
Tallgrass Energy Partners, L.P., 144A, 5.500%, due 01/15/28	25,000	24,375
Targa Resources Partners, L.P., 5.875%, due 04/15/26	190,000	200,688
Targa Resources Partners, L.P., 144A, 6.500%, due 07/15/27	20,000	21,800
Targa Resources Partners, L.P., 5.000%, due 01/15/28	15,000	15,113
Targa Resources Partners, L.P., 144A, 6.875%, due 01/15/29	20,000	21,850
USA Compression Partners, L.P., 144A, 6.875%, due 09/01/27	95,000	97,850
Valero Energy Corp., 3.400%, due 09/15/26	90,000	92,142
WPX Energy, Inc., 5.750%, due 06/01/26	380,000	387,600
		5,539,553
Financials - 1.6%
Alexandria Real Estate Equities, Inc., 4.000%, due 01/15/24	110,000	117,414
Alexandria Real Estate Equities, Inc., 4.850%, due 04/15/49	25,000	30,829
Alliant Holdings Intermediate, LLC, 144A, 8.250%, due 08/01/23	60,000	61,200
Ally Financial, Inc., 5.750%, due 11/20/25	50,000	56,000
American Express Co., 3.400%, due 02/22/24	115,000	120,349
Athene Global Funding, 144A, 3.000%, due 07/01/22	120,000	121,980
Bank of America Corp., 3.419%, due 12/20/28	381,000	397,917

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Financials - 1.6% (Continued)
Bank of America Corp., 3.974%, due 02/07/30	$145,000	$158,995
Bank of America Corp., 3.194%, due 07/23/30	350,000	360,178
Berkshire Hathaway Finance Corp., 2.375%, due 06/19/39	120,000	158,904
Cardtronics, Inc., 144A, 5.500%, due 05/01/25	25,000	25,438
CFX Escrow Corp., 144A, 6.000%, due 02/15/24	20,000	21,125
CFX Escrow Corp., 144A, 6.375%, due 02/15/26	60,000	64,425
CIT Group, Inc., 5.250%, due 03/07/25	25,000	27,250
CIT Group, Inc., 5.800%, due 12/31/49	35,000	35,875
Citigroup, Inc., 0.164% (3MO EURIBOR + 50), due 03/21/23 (c)	170,000	185,731
Eagle Holding Co. II, LLC, 144A, 7.625%, due 05/15/22	25,000	25,188
Eagle Holding Co. II, LLC, 144A, 7.750%, due 05/15/22	40,000	40,300
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25	270,000	279,112
Fidelity National Information Service, Inc., 1.500%, due 05/21/27	100,000	116,884
Fiserv, Inc., 1.125%, due 07/01/27	100,000	113,399
Goldman Sachs Group, Inc. (The), 3.625%, due 02/20/24	115,000	120,420
Icahn Enterprises, L.P., 6.375%, due 12/15/25	35,000	36,750
Icahn Enterprises, L.P., 144A, 6.250%, due 05/15/26	100,000	104,875
Iron Mountain, Inc., 144A, 4.875%, due 09/15/29	40,000	40,500
JPMorgan Chase & Co., 4.125%, due 12/15/26	85,000	92,746
Lions Gate Capital Holdings, LLC, 144A, 6.375%, due 02/01/24	320,000	337,200
Lions Gate Capital Holdings, LLC, 144A, 5.875%, due 11/01/24	103,000	105,832
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co. Issuer, Inc., 5.625%, due 05/01/24	50,000	54,812
MPT Operating Partnership, L.P., 4.625%, due 08/01/29	35,000	35,962
Nationstar Mortgage Holdings, Inc., 144A, 8.125%, due 07/15/23	45,000	46,856
NFP Corp., 144A, 6.875%, due 07/15/25	80,000	79,200
Quicken Loans, Inc., 144A, 5.250%, due 01/15/28	50,000	51,609
Realogy Group, LLC, 144A, 5.250%, due 12/01/21	25,000	24,844
Simon Property Group, L.P., 2.450%, due 09/13/29	30,000	29,367
Springleaf Finance Corp., 7.125%, due 03/15/26	50,000	55,375

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Financials - 1.6% (Continued)
Springleaf Finance Corp., 6.625%, due 01/15/28	$40,000	$43,000
Synovus Financial Corp., 5.750% (3MO LIBOR + 418.20), due 12/15/25 (c)	300,000	308,868
Tempo Acquisition, LLC, 144A, 6.750%, due 06/01/25	100,000	103,000
U.S. Bancorp, 0.850%, due 06/07/24	100,000	112,959
U.S. Bancorp, 3.000%, due 07/30/29	145,000	149,447
U.S. Bank National Association, 2.650%, due 05/23/22	405,000	411,934
		4,864,049
Health Care - 0.7%
AbbVie, Inc., 4.700%, due 05/14/45	65,000	69,419
AbbVie, Inc., 4.875%, due 11/14/48	260,000	285,626
Anthem, Inc., 2.750%, due 10/15/42	47,000	157,497
Bausch Health Cos., Inc., 144A, 7.000%, due 03/15/24	15,000	15,769
Catalent Pharma Solutions, Inc., 144A, 5.000%, due 07/15/27	15,000	15,563
Centene Corp., 4.750%, due 01/15/25	55,000	56,512
Centene Corp., 144A, 5.375%, due 06/01/26	85,000	88,825
DaVita, Inc., 5.125%, due 07/15/24	35,000	35,569
HCA, Inc., 6.250%, due 02/15/21	250,000	261,875
HCA, Inc., 5.375%, due 02/01/25	300,000	327,375
HCA, Inc., 5.375%, due 09/01/26	45,000	49,387
Hill-Rom Holdings, Inc., 144A, 4.375%, due 09/15/27	15,000	15,300
Molina Healthcare, Inc., 5.375%, due 11/15/22	25,000	26,500
MPH Acquisition Holdings, LLC, 144A, 7.125%, due 06/01/24	90,000	83,250
Par Pharmaceutical, Inc., 144A, 7.500%, due 04/01/27	30,000	27,450
Polaris Intermediate Corp., 144A, 8.500%, due 12/01/22	25,000	21,187
Select Medical Corp., 144A, 6.250%, due 08/15/26	70,000	73,150
Teleflex, Inc., 4.625%, due 11/15/27	25,000	26,062
Tenet Healthcare Corp., 144A, 5.125%, due 11/01/27	60,000	61,875
Thermo Fisher Scientific, Inc., 2.600%, due 10/01/29	260,000	259,268
UnitedHealth Group, Inc., 4.125%, due 06/15/29	65,000	68,165
Valeant Pharmaceuticals International, Inc., 144A, 5.875%, due 05/15/23	30,000	30,413

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Health Care - 0.7% (Continued)
Valeant Pharmaceuticals International, Inc., 144A, 6.125%, due 04/15/25	$50,000	$51,750
Vizient, Inc., 144A, 6.250%, due 05/15/27	10,000	10,750
WellCare Health Plans, Inc., 144A, 5.375%, due 08/15/26	90,000	95,737
West Street Merger Sub, Inc., 144A, 6.375%, due 09/01/25	55,000	50,737
		2,265,011
Industrials - 0.9%
Advanced Disposal Services, Inc., 144A, 5.625%, due 11/15/24	50,000	52,313
AECOM, 5.875%, due 10/15/24	275,000	298,031
AECOM, 5.125%, due 03/15/27	400,000	418,000
Allison Transmission, Inc., 144A, 5.875%, due 06/01/29	15,000	16,238
Amsted Industries, 144A, 5.625%, due 07/01/27	20,000	21,050
APTIM Corp., 144A, 7.750%, due 06/15/25 (b)	25,000	17,438
Avantor, Inc., 144A, 9.000%, due 10/01/25	40,000	44,900
BNSF Funding Trust I, 6.613%, due 12/15/55	92,000	101,660
Clean Harbor, Inc., 144A, 5.125%, due 07/15/29	25,000	26,500
Clean Harbors, Inc., 144A, 4.875%, due 07/15/27	40,000	41,800
Core & Main, L.P., 144A, 6.125%, due 08/15/25	25,000	24,938
Crown Americas Capital Corp. IV, 4.500%, due 01/15/23	270,000	283,500
Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	175,000	210,875
Delta Airlines, Inc., 3.625%, due 03/15/22	115,000	118,230
Flex Acquisition Co., Inc., 144A, 6.875%, due 01/15/25	35,000	31,981
FXI Holdings, Inc., 7.875%, due 11/01/24	35,000	30,713
Granite Holdings US Acquisition Co., 144A, 11.000%, due 10/01/27	25,000	24,000
H&E Equipment Services, Inc., 5.625%, due 09/01/25	50,000	51,375
Indigo Natural Resources, LLC, 144A, 6.875%, due 02/15/26	95,000	85,500
Installed Building Products, Inc., 144A, 5.750%, due 02/01/28	25,000	25,750
Itron, Inc., 144A, 5.000%, due 01/15/26	50,000	51,250
MTS Systems Corp., 144A, 5.750%, due 08/15/27	25,000	26,000
Navistar International Corp., 144A, 6.625%, due 11/01/25	25,000	25,375
Novelis Corp., 144A, 5.875%, due 09/30/26	50,000	52,500
Owens Corning, 3.950%, due 08/15/29	105,000	106,766

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Industrials - 0.9% (Continued)
Resideo Funding, Inc., 144A, 6.125%, due 11/01/26	$50,000	$53,186
Sensata Technologies, Inc., 144A, 4.375%, due 02/15/30	5,000	4,981
Stevens Holding Co., Inc., 144A, 6.125%, due 10/01/26	25,000	26,594
Tenet Healthcare Corp., 6.750%, due 06/15/23	25,000	26,219
TransDigm, Inc., 6.500%, due 05/15/25	25,000	26,031
TransDigm, Inc., 144A, 6.250%, due 03/15/26	15,000	16,087
TransDigm, Inc., 6.375%, due 06/15/26	15,000	15,787
United Rentals North America, Inc., 4.625%, due 10/15/25	75,000	76,406
United Rentals North America, Inc., 6.500%, due 12/15/26	35,000	38,019
United Rentals North America, Inc., 5.500%, due 05/15/27	195,000	206,213
United Rentals North America, Inc., 5.250%, due 01/15/30	55,000	57,544
Zekelman Industries, Inc., 144A, 9.875%, due 06/15/23	10,802	11,370
		2,745,120
Information Technology - 0.9%
Apple, Inc., 2.050%, due 09/11/26	615,000	607,939
Ascend Learning, LLC, 144A, 6.875%, due 08/01/25	25,000	26,000
CDK Global, Inc., 5.000%, due 10/15/24	10,000	10,650
CDK Global, Inc., 144A, 5.250%, due 05/15/29	20,000	20,700
CDW, LLC, 5.000%, due 09/01/25	35,000	36,487
Change Healthcare Holdings, LLC, 144A, 5.750%, due 03/01/25	50,000	50,750
CommScope Finance, LLC, 144A, 5.500%, due 03/01/24	45,000	46,294
CommScope Technologies, LLC, 144A, 6.000%, due 06/15/25	25,000	22,625
Dell International, LLC, 144A, 7.125%, due 06/15/24	25,000	26,375
Dell International, LLC, 144A, 5.300%, due 10/01/29	280,000	303,957
Donnelley Financial Solutions, Inc., 8.250%, due 10/15/24	25,000	25,938
Fiserv, Inc., 4.400%, due 07/01/49	20,000	22,316
Gartner, Inc., 144A, 5.125%, due 04/01/25	30,000	31,388
GCI, LLC, 144A, 6.625%, due 06/15/24	290,000	313,200
GOGO Intermediate Holdings, LLC, 144A, 9.875%, due 05/01/24	55,000	58,850
Greeneden U.S. Holdings II, LLC, 144A, 10.000%, due 11/30/24	60,000	64,800
Informatica, LLC, 144A, 7.125%, due 07/15/23	80,000	81,300

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Information Technology - 0.9% (Continued)
KLA-Tencor Corp., 4.100%, due 03/15/29	$299,000	$329,896
Microsoft Corp., 2.400%, due 08/08/26	290,000	295,252
MSCI, Inc., 144A, 5.750%, due 08/15/25	25,000	26,250
Plantronics, Inc., 5.500%, due 05/31/23	50,000	50,250
Refinitiv U.S. Holdings, Inc., 144A, 6.250%, due 05/15/26	80,000	85,900
RP Crown Parent, LLC, 144A, 7.375%, due 10/15/24	25,000	26,000
SS&C Technologies, Inc., 144A, 5.500%, due 09/30/27	75,000	78,187
Star Merger Sub, Inc., 144A, 6.875%, due 08/15/26	50,000	54,500
Verscend Holding Corp., 144A, 9.750%, due 08/15/26	92,000	97,865
ViaSat, Inc., 144A, 5.625%, due 04/15/27	5,000	5,269
ViaSat, Inc., 144A, 5.625%, due 09/15/25	25,000	25,281
		2,824,219
Materials - 0.8%
Aruba Investments, Inc., 144A, 8.750%, due 02/15/23	25,000	24,750
Ball Corp., 4.375%, due 12/15/20	125,000	127,500
Ball Corp., 4.000%, due 11/15/23	360,000	376,650
Ball Corp., 5.250%, due 07/01/25	275,000	304,219
Ball Corp., 4.875%, due 03/15/26	285,000	308,869
Berry Global Escrow Corp., 144A, 5.625%, due 07/15/27	65,000	67,113
BWAY Holding Co., 144A, 7.250%, due 04/15/25	25,000	23,844
Cleveland-Cliffs, Inc., 5.750%, due 03/01/25	25,000	24,563
Freeport-McMoRan, Inc., 4.550%, due 11/14/24	25,000	25,563
Freeport-McMoRan, Inc., 5.400%, due 11/14/34	400,000	383,000
Freeport-McMoRan, Inc., 5.450%, due 03/15/43	400,000	360,000
Koppers, Inc., 144A, 6.000%, due 02/15/25	50,000	49,875
Olin Corp., 5.125%, due 09/15/27	50,000	51,000
Owens-Brockway Glass Container, Inc., 144A, 5.875%, due 08/15/23	50,000	53,125
Rayonier A.M. Product, Inc., 144A, 5.500%, due 06/01/24 (b)	25,000	18,031
Reynolds Group Issuer, Inc., 144A, 5.125%, due 07/15/23	25,000	25,625
Schweitzer Mauduit International, 144A, 6.875%, due 10/01/26	25,000	26,406
Sealed Air Corp., 144A, 5.125%, due 12/01/24	62,000	66,185
Sealed Air Corp., 144A, 5.500%, due 09/15/25	25,000	26,937
Summit Materials, LLC, 144A, 5.125%, due 06/01/25	25,000	25,625

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 12.0% (Continued)	Par Value	Value
Materials - 0.8% (Continued)
SunCoke Energy Partners, L.P., 144A, 7.500%, due 06/15/25	$20,000	$17,900
Tronox, Inc., 144A, 6.500%, due 04/15/26 (b)	25,000	23,812
		2,410,592
Real Estate - 0.1%
SBA Communications Corp., 4.875%, due 09/01/24	250,000	259,375

Utilities - 0.4%
Brooklyn Union Gas Co. (The), 144A, 4.487%, due 03/04/49	45,000	54,619
Calpine Corp., 5.750%, due 01/15/25	25,000	25,563
Calpine Corp., 144A, 5.250%, due 06/01/26	65,000	67,194
Georgia Power Co., 2.200%, due 09/15/24	65,000	64,239
NGL Energy Partners, L.P., 144A, 7.500%, due 04/15/26	30,000	30,150
NRG Energy, Inc., 6.625%, due 01/15/27	375,000	406,406
NRG Energy, Inc., 5.750%, due 01/15/28	65,000	69,875
NRG Energy, Inc., 144A, 5.250%, due 06/15/29	65,000	69,875
NRG Energy, Inc., 144A, 2.750%, due 06/01/48	200,000	224,594
Vistra Operations Co., LLC, 144A, 5.625%, due 02/15/27	25,000	26,281
Vistra Operations Co., LLC, 144A, 5.000%, due 07/31/27	60,000	61,725
		1,100,521

Total High Yield Corporate Obligations (Cost $35,047,874)		$36,414,620

FOREIGN BONDS - 23.4%	Par Value	Value
Argentina - 0.1%
Banco Macro S.A., 6.750%, due 11/04/26	$550,000	$379,500

Australia - 0.3%
Asian Development Bank, 5.000%, due 03/09/22	110,000	81,118
Commonwealth Bank of Australia, 144A, 3.900%, due 07/12/47	55,000	61,395
International Bank for Reconstruction & Development, 2.500%, due 03/12/20	280,000	190,141
International Bank for Reconstruction & Development, 2.800%, due 01/13/21	410,000	282,686

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Australia - 0.3% (Continued)
Queensland Treasury Corp., 6.250%, due 02/21/20	$175,000	$120,516
Queensland Treasury Corp., Series 21, 5.500%, due 06/21/21	335,000	243,703
		979,559
Austria - 0.3%
Austria (Republic of), 0.500%, due 02/20/29	230,000	270,314
JBS Investments II GmbH, 144A, 5.750%, due 01/15/28	300,000	312,375
Klabin Austria GmbH, 144A, 5.750%, due 04/03/29	200,000	209,500
		792,189
Bermuda - 0.5%
Digicel Group Ltd., 144A, 9.125%, due 04/01/24	602,566	57,244
Geopark Ltd., 6.500%, due 09/21/24	600,000	616,500
IHS Markit Ltd., 4.750%, due 08/01/28	135,000	150,187
Inkia Energy Ltd., 5.875%, due 11/09/27	400,000	414,500
Viking Cruises Ltd., 144A, 5.875%, due 09/15/27	110,000	116,325
		1,354,756
Brazil - 1.3%
Banco BTG Pactual S.A., 144A, 7.750%, due 02/15/29	600,000	625,932
Banco de Brasil S.A., 6.250%, due 12/31/49	700,000	691,250
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/21	1,865	485,830
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/23	4,560	1,248,457
Federative Republic of Brazil, 10.000%, due 01/01/27	2,000	576,875
Itau Unibanco Holding S.A., 6.500%, due 12/31/49	200,000	205,940
		3,834,284
Canada - 2.3%
ATS Automation Tooling Systems, Inc., 144A, 6.500%, due 06/15/23	50,000	51,500
Bank of Montreal, 3.803%, due 12/15/32	55,000	56,719
Bank of Nova Scotia (The), 3.400%, due 02/11/24	115,000	120,302
Bausch Health Cos., Inc., 144A, 5.500%, due 11/01/25	25,000	26,125
Bausch Health Cos., Inc., 144A, 9.000%, due 12/15/25	20,000	22,450
Bausch Health Cos., Inc., 144A, 8.500%, due 01/31/27	25,000	28,031
Bausch Health Cos., Inc., 144A, 5.750%, due 08/15/27	40,000	43,150
Bausch Health Cos., Inc., 144A, 7.000%, due 01/15/28	40,000	43,000
Bausch Health Cos., Inc., 144A, 7.250%, due 05/30/29	40,000	43,600

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Canada - 2.3% (Continued)
BC ULC/New Red Finance, Inc., 144A, 4.625%, due 01/15/22	$300,000	$300,000
BC ULC/New Red Finance, Inc., 144A, 4.250%, due 05/15/24	325,000	333,125
BC ULC/New Red Finance, Inc., 144A, 5.000%, due 10/15/25	522,000	538,312
Bombardier, Inc., 144A, 8.750%, due 12/01/21	25,000	27,155
Bombardier, Inc., 6.000%, due 10/15/22	40,000	39,850
Canacol Energy Ltd., 7.250%, due 05/03/25 (b)	400,000	422,500
Canacol Energy Ltd., 144A, 7.250%, due 05/03/25	200,000	211,500
Canadian Government, 0.750%, due 09/01/20	620,000	463,859
Canadian Government, 2.250%, due 03/01/24	1,311,000	1,025,209
Cascades, Inc., 5.500%, due 07/15/22	25,000	25,219
Cenovus Energy, Inc., 5.250%, due 06/15/37	250,000	272,187
Cenovus Energy, Inc., 5.400%, due 06/15/47	60,000	68,025
GFL Environmental, Inc., 144A, 8.500%, due 05/01/27	45,000	49,894
GW Honos Security Corp., 144A, 8.750%, due 05/15/25	70,000	71,925
Masonite International Corp., 144A, 5.375%, due 02/01/28	10,000	10,425
MDC Partners, Inc., 144A, 6.500%, due 05/01/24	25,000	22,781
New Red Finance, Inc., 144A, 3.875%, due 01/10/28	225,000	226,125
Norbord, Inc., 144A, 5.750%, due 07/15/27	25,000	25,625
Nutrien Ltd., 4.200%, due 04/01/29	55,000	60,452
Open Text Corp., 144A, 5.875%, due 06/01/26	50,000	53,312
Parkland Fuel Corp., 144A, 5.875%, due 07/15/27	45,000	47,106
Province of British Columbia, 144A, 6.600%, due 01/09/20	9,200,000	130,182
Province of Ontario, 3.500%, due 06/02/24	715,000	579,685
Province of Ontario, 2.900%, due 06/02/28	220,000	177,018
Province of Ontario, 3.450%, due 06/02/45	195,000	176,575
Province of Quebec, 3.000%, due 09/01/23	525,000	414,238
Stoneway Capital Corp., 10.000%, due 03/01/27	442,792	261,247
Teck Resources Ltd., 5.200%, due 03/01/42	25,000	24,750
Telesat Canada/Telesat, LLC, 144A, 6.500%, due 10/15/27	40,000	40,572
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	85,000	91,163
Tervita Escrow Corp., 144A, 7.625%, due 12/01/21	100,000	101,500
TransCanada Trust, 5.500%, due 09/15/79	148,000	151,962

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Canada - 2.3% (Continued)
Vermilion Energy, Inc., 144A, 5.625%, due 03/15/25	$50,000	$48,062
		6,926,417
Cayman Islands - 0.9%
Avolon Holdings Funding Ltd., 144A, 5.250%, due 05/15/24	60,000	64,212
Avolon Holdings Funding Ltd., 144A, 3.950%, due 07/01/24	115,000	118,186
CNS Islands XII Corp., 7.000%, due 12/31/49	300,000	261,375
Cosan Overseas Ltd., 8.250%, due 11/29/49	200,000	206,750
Energuate Trust, 5.875%, due 05/03/27 (b)	200,000	200,250
Global Aircraft Leasing Co. Ltd., 144A, 6.500%, due 09/15/24	55,000	55,550
Gran Tierra Energy International Holdings Ltd., 6.250%, due 02/15/25	400,000	361,500
Guanay Finance Ltd., 6.000%, due 12/15/20	280,791	283,950
Industrial Senior Trust, 5.500%, due 11/01/22	100,000	104,782
Intelsat Connect Finance S.A., 144A, 9.500%, due 02/15/23	25,000	23,125
Latam Finance Ltd., 6.875%, due 04/11/24	200,000	215,000
Latam Finance Ltd., 144A, 7.000%, due 03/01/26	200,000	213,500
SPARC EM SPC Panama Metroline 2 SP, 144A, 0.000%, due 12/05/22	170,833	163,359
SPARC EM SPC Panama Metroline 2 SP, 0.000%, due 12/05/22	170,833	163,359
Tecnoglass, Inc., 8.200%, due 01/31/22	200,000	214,500
Transocean Guardian Ltd., 144A, 5.875%, due 01/15/24	13,350	13,483
Transocean Poseidon Ltd., 144A, 6.875%, due 02/01/27	75,000	78,562
Transocean, Inc., 144A, 7.250%, due 11/01/25	30,000	26,250
		2,767,693
Chile - 1.0%
AES Gener S.A., 5.000%, due 07/14/25	200,000	209,250
AES Gener S.A., 144A, 7.125%, due 03/26/79	400,000	419,500
AES Gener S.A., 7.125%, due 03/26/79	200,000	210,000
Celulosa Arauco y Constitucion, 144A, 5.500%, due 04/30/49	200,000	221,000
Colbun S.A., 3.950%, due 10/11/27	200,000	207,868
Empresa Electrica Angamos S.A., 4.875%, due 05/25/29	173,900	181,651
Empresa Electrica Guacolda S.A., 4.560%, due 04/30/25	400,000	360,344
Engie Energia Chile S.A., 4.500%, due 01/29/25	200,000	214,150

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Chile - 1.0% (Continued)
Entel Chila S.A., 4.750%, due 08/01/26	$400,000	$423,600
GNL Quintero S.A., 4.634%, due 07/31/29	200,000	214,396
Inversiones CMPC S.A., 4.750%, due 09/15/24 (b)	200,000	213,444
Sociedad Quimica y Minera de Chile, 4.375%, due 01/28/25	200,000	211,250
		3,086,453
Colombia - 0.8%
Bancolombia S.A., 5.125%, due 09/11/22	300,000	315,180
Bancolombia S.A., 4.875%, due 10/18/27	200,000	204,750
Colombia Telecomunicaciones S.A., 8.500%, due 09/30/66	200,000	205,000
Columbian TES, 7.000%, due 05/04/22	1,855,000,000	562,058
Empresas Public de Medellin E.S.P., 144A, 4.250%, due 07/18/29	300,000	315,175
Fideicomiso P.A. Pacifico Tres, 8.250%, due 01/15/35	200,000	223,360
Republic of Colombia, 10.000%, due 07/24/24	1,187,000,000	412,194
Republic of Columbia, 11.000%, due 07/24/20	565,100,000	171,197
		2,408,914
Costa Rica - 0.1%
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	209,750

Curacao - 0.1%
Sura Asset Management S.A., 4.875%, due 04/17/24	200,000	215,000

Dominican Republic - 0.2%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	300,000	313,782
Dominican Republic, 144A, 6.400%, due 06/05/49	150,000	159,750
		473,532
Finland - 0.1%
Finland (Republic of), 0.500%, due 09/15/28	195,000	229,562

Germany - 0.2%
KFW Development Bank, 6.000%, due 08/20/20	240,000	168,931
KFW Development Bank, 0.375%, due 03/15/23	150,000	168,962
KFW Development Bank, 2.125%, due 08/15/23	260,000	313,445

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Germany - 0.2% (Continued)
KFW Development Bank, 0.000%, due 09/15/23	$80,000	$89,205
		740,543
Hungary - 0.2%
Hungary Government International Bond, 6.250%, due 01/29/20	380,000	384,742
Hungary Government International Bond, 6.375%, due 03/29/21	290,000	307,754
		692,496
India - 0.6%
Adani Green Energy UP Ltd., 144A, 6.250%, due 12/10/24	200,000	209,000
Adani Ports and Special Economic Zone Ltd., 3.950%, due 01/19/22	200,000	204,278
Bharti Airtel Ltd., 5.125%, due 03/11/23	200,000	210,750
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	722,750
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	300,000	328,503
NTPC Ltd., 7.250%, due 05/03/22	20,000,000	283,394
		1,958,675
Indonesia - 1.6%
Indonesia Government International Bond, 144A, 2.625%, due 06/14/23	150,000	177,698
Indonesia Government International Bond, 144A, 2.150%, due 07/18/24	150,000	175,734
Indonesia Treasury Bond, 8.250%, due 07/15/21	402,000,000	29,255
Indonesia Treasury Bond, 5.625%, due 05/15/23	395,000,000	26,934
Indonesia Treasury Bond, 8.375%, due 03/15/24	2,879,000,000	215,158
Indonesia Treasury Bond, 8.375%, due 09/15/26	1,606,000,000	121,031
Indonesia Treasury Bond, 7.000%, due 05/15/27	4,699,000,000	327,806
Indonesia Treasury Bond, 6.125%, due 05/15/28	4,089,000,000	267,053
Indonesia Treasury Bond, 9.000%, due 03/15/29	1,457,000,000	113,388
Indonesia Treasury Bond, 8.750%, due 05/15/31	3,000,000,000	230,444
Indonesia Treasury Bond, 6.625%, due 05/15/33	419,000,000	26,762
Indonesia Treasury Bond, 7.500%, due 05/15/38	1,447,000,000	99,393
International Bank for Reconstruction & Development, 7.450%, due 08/20/21	2,760,000,000	196,459
Jasa Marga (Persero), 144A, 7.500%, due 12/11/20	1,500,000,000	103,727
Pelabuhan Indonesia II PT, 144A, 4.250%, due 05/05/25	200,000	211,500

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Indonesia - 1.6% (Continued)
Pertamina Persero PT, 144A, 4.300%, due 05/20/23	$200,000	$210,000
Perusahaan Listrik Negara PT, 144A, 4.125%, due 05/15/27	250,000	262,813
Perusahaan Penerbit SBSN, 144A, 4.150%, due 03/29/27	400,000	428,624
PT Pertamina Persero, 4.300%, due 05/20/23	200,000	210,250
Republic of Indonesia, 3.750%, due 03/01/23	600,000	621,750
Republic of Indonesia, 6.500%, due 06/15/25	1,482,000,000	103,051
Republic of Indonesia, 8.250%, due 05/15/29	283,000,000	21,245
Republic of Indonesia, 7.000%, due 09/15/30	3,142,000,000	216,330
Republic of Indonesia, 7.500%, due 06/15/35	1,015,000,000	70,600
Republic of Indonesia, Series 2017-DNA2, 8.375%, due 04/15/39	4,932,000,000	364,343
		4,831,348
Ireland - 0.7%
Bank of Ireland Group plc, 144A, 4.500%, due 11/25/23	200,000	208,182
C&W Senior Financing Designated Activity Co., 6.875%, due 09/15/27	800,000	827,000
Ireland Government Bond, 3.900%, due 03/20/23	400,000	503,597
Ireland Government Bond, 3.400%, due 03/18/24	550,000	704,137
		2,242,916
Israel - 0.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, due 12/30/23	100,000	102,050
Delek & Avner Tamar Bond Ltd., 144A, 5.412%, due 12/30/25	100,000	102,777
Israel Electric Corp. Ltd., 144A, 6.875%, due 06/21/23	200,000	227,750
Israel Electric Corp. Ltd., 144A, 5.000%, due 11/12/24	400,000	439,000
		871,577
Japan - 0.4%
Japan, 0.100%, due 12/20/23	99,800,000	940,768
Mitsubishi UFJ Financial Group, Inc., 2.878% (3MO LIBOR + 74), due 03/02/23 (c)	125,000	125,010
Sony Corp., 0.000%, due 09/30/22	20,000,000	252,855
		1,318,633
Jersey - 0.0% (e)
Walnut Bidco plc, 6.750%, due 08/01/24	105,000	120,026

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Liberia - 0.0% (e)
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/28 (b)	$65,000	$66,544

Luxembourg - 1.5%
Allergan Funding SCS, 1.250%, due 06/01/24	100,000	113,291
Allergan Funding SCS, 2.625%, due 11/15/28	100,000	124,938
Becton Dickinson Euro Finance S.a.r.l, 1.208%, due 06/04/26	145,000	163,126
CSN Resources S.A., 7.625%, due 02/13/23 (b)	200,000	207,750
CSN Resources S.A., 144A, 7.625%, due 04/17/26	200,000	207,000
DH Europe Finance, 0.450%, due 03/18/28	310,000	337,419
European Financial Stability Facility, 0.500%, due 01/20/23	150,000	169,263
European Financial Stability Facility, 1.875%, due 05/23/23	185,000	219,639
European Financial Stability Facility, 0.125%, due 10/17/23	280,000	313,359
Gilex Holding S.ar.l, 144A, 8.500%, due 05/02/23	150,000	160,875
Gilex Holding S.ar.l., 8.500%, due 05/02/23	150,000	160,875
Intelsat Jackson Holdings S.A., 144A, 8.500%, due 10/15/24	25,000	25,187
JSL Europe S.A., 7.750%, due 07/26/24	200,000	213,250
Millicom International Cellular S.A., 144A, 6.625%, due 10/15/26	200,000	218,500
Millicom International Cellular S.A., 5.125%, due 01/15/28	400,000	415,000
Minerva Luxembourg S.A., 6.500%, due 09/20/26	600,000	622,830
Minerva Luxembourg S.A., 5.875%, due 01/19/28	200,000	201,000
Swiss Insured Brazil Power Finance, 144A, 9.850%, due 07/16/32	2,000,000	541,542
Telecom Italia Captial S.A., 6.375%, due 11/15/33	25,000	27,344
Waste Management, Inc., 4.000%, due 07/15/39	45,000	50,818
		4,493,006
Malaysia - 0.4%
Malaysia Government Bond, 4.160%, due 07/15/21	1,045,000	253,918
Malaysia Government Bond, 3.620%, due 11/30/21	400,000	96,454
Malaysia Government Bond, 4.059%, due 09/30/24	1,375,000	339,852
Malaysia Government Bond, 3.882%, due 03/14/25	430,000	105,412
Malaysia Government Bond, 3.899%, due 11/16/27	600,000	147,338
Malaysia Government Bond, 3.733%, due 06/15/28	400,000	97,182
Malaysia Government Bond, 3.844%, due 04/15/33	980,000	238,904
		1,279,060

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Mauritius - 0.1%
UPL Corp. Ltd., 3.250%, due 10/13/21	$200,000	$200,980
UPL Corp. Ltd., 4.500%, due 03/08/28	200,000	207,344
		408,324
Mexico - 1.6%
Banco Mercantil del Norte S.A., 6.875%, due 12/31/49	400,000	401,156
Banco Mercantil del Norte S.A., 7.625%, due 10/06/66	400,000	407,000
Banco Santander S.A., 144A, 5.950%, due 10/01/28	200,000	214,500
BBVA Bancomer S.A., 5.125%, due 01/18/33 (c)	1,000,000	953,280
Cometa Energia, S.A. de C.V., 6.375%, due 04/24/35	780,000	830,138
Controladora Mabe S.A. de C.V., 5.600%, due 10/23/28 (b)	200,000	215,750
Credito Real S.A.B. de C.V., 144A, 9.500%, due 02/07/26	200,000	231,000
Credito Real S.A.B. de C.V., 9.125%, due 11/29/62 (b)	200,000	205,750
Docuformas S.A.P.I de C.V., 144A, 10.250%, due 07/24/24	200,000	197,260
Grupo Bimbo S.A.B. de C.V., 5.950%, due 12/31/49	200,000	210,458
Grupo Idesa S.A. de C.V., 7.875%, due 12/18/20	300,000	221,625
Mexico Generadora de Energia S.A. de R.L., 5.500%, due 12/06/32	168,102	181,027
Unifin Financiera S.A.B. de C.V., 8.875%, due 12/31/22	800,000	713,000
		4,981,944
Mongolia - 0.3%
Ardagh Packaging Finance plc and Holdings, Inc., 144A, 5.250%, due 08/15/27	200,000	202,250
European Investment Bank, 1.500%, due 05/12/22	1,920,000	210,669
JBS USA Finance, Inc., 144A, 6.500%, due 04/15/29	45,000	49,950
JBS USA LUX S.A., 144A, 5.875%, due 07/15/24	10,000	10,300
NXP BV/NXP Funding, LLC/NXP USA, Inc., 144A, 3.875%, due 06/18/26	340,000	356,575
Panther Finance Cos., Inc., 144A, 6.250%, due 05/15/26	50,000	52,437
		882,181
Netherlands - 1.4%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	500,000	534,375
Bank Nederlandse Gemeenten N.V., 0.250%, due 02/22/23	150,000	167,940
Bank Nederlandse Gemeenten N.V., 0.250%, due 06/07/24	120,000	135,457
BMW Finance, 1.000%, due 11/14/24	75,000	85,051
CIMPOR Financial Operations B.V., 5.750%, due 07/17/24	200,000	149,000
Greenko Dutch B.V., 144A, 5.250%, due 07/24/24	200,000	200,500

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Netherlands - 1.4% (Continued)
Marfrig Holdings Europe B.V., 144A, 7.000%, due 03/15/24	$200,000	$208,718
Minejesa Capital B.V., 4.625%, due 08/10/30	400,000	411,164
Minejesa Capital B.V., 5.625%, due 08/10/37	200,000	216,320
Petrobras Global Finance B.V., 5.750%, due 02/01/29 (b)	200,000	220,360
Petrobras Global Finance B.V., 144A, 5.093%, due 01/15/30	442,000	460,188
Petrobras Global Finance B.V., 6.900%, due 03/19/49	195,000	224,535
Syngenta Finance N.V., 5.676%, due 04/24/48	600,000	617,028
Trivium Packaging Finance B.V., 144A, 8.500%, due 08/15/27	5,000	5,413
VTR Finance B.V., 6.875%, due 01/15/24	600,000	617,250
		4,253,299
New Zealand - 0.2%
International Bank for Reconstruction & Development, 3.500%, due 01/22/21	150,000	96,694
International Bank for Reconstruction & Development, 4.625%, due 10/06/21	270,000	180,452
International Bank for Reconstruction & Development, 3.375%, due 01/25/22	370,000	242,886
Nordic Investment Bank, 4.125%, due 03/19/20	240,000	152,278
		672,310
Norway - 0.6%
Aker BP ASA, 144A, 4.750%, due 06/15/24	155,000	161,587
Nordea Eiendomskreditt A.S., 1.950% (3MO NIBOR + 30), due 06/21/23 (c)	1,000,000	110,307
Nordea Eiendomskreditt A.S., 1.960% (3MO NIBOR + 34), due 06/19/24 (c)	1,000,000	110,230
Norwegian Government Bond, 144A, 3.750%, due 05/25/21	7,980,000	913,320
Norwegian Government Bond, 144A, 2.000%, due 05/24/23	3,600,000	405,416
		1,700,860
Panama - 0.4%
Aeropuerto Internacional de Tocumen S.A., 5.625%, due 05/18/36	200,000	235,250
Banco General S.A., 4.125%, due 08/07/27	200,000	208,826
Empresa de Transmision, 144A, 5.125%, due 05/02/49	400,000	460,500
Global Bank Corp., 144A, 5.250%, due 04/16/29	350,000	370,125
		1,274,701

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Paraguay - 0.1%
Telfon Celular del Paraguay S.A., 144A, 5.875%, due 04/15/27	$200,000	$213,942

Peru - 0.3%
Orazul Energy Egenor S. en C. por A., 5.625%, due 04/28/27	200,000	206,882
Petroleos del Peru S.A., 144A, 5.625%, due 06/19/47	200,000	238,638
Republic of Peru, 6.150%, due 08/12/32	526,000	177,587
Republic of Peru, 6.850%, due 02/12/42	525,000	191,607
		814,714
Philippines - 0.9%
BDO Unibank, Inc., 2.950%, due 03/06/23	300,000	303,525
Philippine Government Bond, 3.500%, due 03/20/21	6,900,000	132,206
Philippine Government Bond, 6.500%, due 04/28/21	8,830,000	176,764
Philippine Government Bond, 3.500%, due 04/21/23	10,820,000	203,688
Philippine Government Bond, 8.000%, due 07/19/31	11,320,000	276,038
Philippine Government International Bond, 4.950%, due 01/15/21	10,000,000	194,552
Philippine Government International Bond, 6.250%, due 01/14/36	15,000,000	347,313
Republic of the Philippines, 3.875%, due 11/22/19	5,640,000	108,854
Republic of the Philippines, 3.375%, due 01/12/20	1,960,000	37,780
Republic of the Philippines, 4.250%, due 04/11/20	3,225,000	62,377
Republic of the Philippines, 3.375%, due 08/20/20	1,390,000	26,705
Republic of the Philippines, 5.500% (3MO LIBOR + 350), due 03/08/23 (c)	4,250,000	85,293
Republic of the Philippines, 6.250%, due 03/12/24	7,090,000	147,344
Republic of the Philippines, 0.875%, due 05/17/27	285,000	321,658
Union Bank of Philippines, Series EMTN, 3.369%, due 11/29/22	200,000	204,396
		2,628,493
Portugal - 0.4%
Portugal Government International Bond, 144A, 5.125%, due 10/15/24	345,000	392,438
Portugal Obrigacoes do Tesouro OT, 144A, 3.850%, due 04/15/21	385,000	447,992

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Portugal - 0.4% (Continued)
Republic of Portuguese, 2.125%, due 10/17/28	$247,000	$318,645
		1,159,075
Puerto Rico - 0.1%
Popular, Inc., 6.125%, due 09/14/23	290,000	307,855

Qatar - 0.1%
Qatar (State of), 144A, 4.000%, due 03/14/29	200,000	221,496

Saudi Arabia - 0.4%
Saudi Arabian Oil Co., 144A, 3.500%, due 04/16/29	400,000	417,796
Saudi Arabian Oil Co., 144A, 4.250%, due 04/16/39	400,000	430,052
Saudi Arabian Oil Co., 144A, 4.375%, due 04/16/49	200,000	220,648
		1,068,496
Singapore - 1.3%
BOC Aviation Ltd., 144A, 2.750%, due 09/18/22	200,000	199,534
DBS Group Holdings Ltd., 3.600%, due 03/07/67	500,000	500,625
Indika Energy Capital III Ltd., 144A, 5.875%, due 11/09/24	200,000	195,000
LLPL Capital PTE Ltd., 144A, 6.875%, due 02/04/39	296,460	343,894
Medco Oak Tree PTE Ltd., 144A, 7.375%, due 05/14/26	220,000	221,925
ONGC Videsh Vankorneft, 3.750%, due 07/27/26	500,000	517,735
Singapore Government Bond, 3.250%, due 09/01/20	1,190,000	873,148
Singapore Government Bond, 1.750%, due 04/01/22	450,000	326,174
United Overseas Bank Ltd., 3.875%, due 12/31/49	700,000	703,500
		3,881,535
Spain - 0.2%
AI Candelaria Spain SLU, 144A, 7.500%, due 12/15/28	250,000	284,375
AI Candelaria Spain SLU, 7.500%, due 12/15/28	250,000	284,375
		568,750
Sweden - 0.2%
Sweden Government International Bond, 144A, 0.125%, due 04/24/23	440,000	492,130

Thailand - 0.1%
Export Import Bank of Thailand, 2.998% (3MO LIBOR + 85), due 05/23/24 (c)	200,000	200,376

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.4% (Continued)	Par Value	Value
Thailand - 0.1% (Continued)
PTTEP Treasury Center Co. Ltd., 4.600%, due 12/31/49	$200,000	$204,250
		404,626
United Kingdom - 0.5%
Connect Finco SARL/U.S. Finco, LLC, 144A, 6.750%, due 10/01/26	80,000	81,500
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	730,037
United Kingdom, 3.750%, due 09/07/20	90,000	113,973
Vedanta Resources Finance II plc, 144A, 9.250%, due 04/23/26	200,000	198,500
Vedanta Resources plc, 6.125%, due 08/09/24	400,000	368,000
		1,492,010
Virgin Islands British - 0.3%
Radiant Access Ltd., 4.600%, due 12/31/49	400,000	392,375
Star Energy Geothermal Wayang Windu Ltd., 6.750%, due 04/24/33	574,800	599,948
		992,323

Total Foreign Bonds (Cost $69,181,497)		$70,691,497

LOAN PARTICIPATIONS - 5.2%	Par Value	Value
Acrisure, LLC, 6.879% (3MO LIBOR + 425), due 11/22/23 (c)	$137,433	$136,574
Albertson's, LLC, 4.794% (3MO LIBOR + 300), due 11/17/25 (c)	56,391	56,711
Aldevron, LLC, 0.000% (3MO LIBOR + 425), due 09/18/26 (c)	140,000	140,350
Aleris International, Inc., 6.793% (3MO LIBOR + 475), due 02/08/23 (c)	136,523	136,523
AlixPartners, LLP, 4.794% (3MO LIBOR + 300), due 03/17/21 (c)	298,860	298,901
Allied Universal Holdco, LLC, 4.700% (3MO LIBOR + 425), due 06/26/26 (c)	109,189	109,241
Allied Universal Holdco, LLC, 4.700% (3MO LIBOR + 425), due 06/26/26 (c)	10,811	10,816
Almonde, Inc., 5.734% (3MO LIBOR + 350), due 04/26/24 (c)	297,861	289,527

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.2% (Continued)	Par Value	Value
American Airlines, Inc, 4.028% (3MO LIBOR + 200), due 12/14/23 (c)	$222,635	$222,397
Applied Systems, Inc., 5.481% (3MO LIBOR + 325), due 09/13/24 (c)	60,971	60,855
Ascend Learning, 5.077% (3MO LIBOR + 300), due 07/12/24 (c)	110,000	109,484
AssuredPartners, Inc., 5.543% (3MO LIBOR + 350), due 10/22/24 (c)	168,596	167,673
AthenaHealth, Inc., 6.701% (3MO LIBOR + 425), due 02/09/26 (c)	114,317	113,888
Auris LuxCo., 6.233% (3MO LIBOR + 375), due 07/24/25 (c)	179,550	178,241
Bausch Health Cos., Inc., 4.789% (3MO LIBOR + 275), due 11/14/25 (c)	121,500	121,682
Berry Global, Inc., 4.549% (3MO LIBOR + 250), due 05/15/26 (c)	658,630	661,515
Beta Sub, LLC, 6.612% (3MO LIBOR + 425), due 05/22/26 (c)	105,000	104,606
BJ's Wholesale Club, Inc., 5.411% (3MO LIBOR + 375), due 01/27/24 (c)	109,173	109,457
Blackhawk Network Holdings, Inc., 5.043% (3MO LIBOR + 300), due 06/16/25 (c)	60,057	59,807
Blackstone CQP Holdco, L.P., 5.656% (3MO LIBOR + 350), due 06/07/24 (c)	120,000	120,450
Burger King, 3.300% (3MO LIBOR + 225), due 02/28/24 (c)	481,365	482,809
Calpine Corp., 4.860% (3MO LIBOR + 275), due 04/05/26 (c)	300,000	300,564
Canyon Valor Cos., Inc., 5.080% (3MO LIBOR + 425), due 06/16/23 (c)	220,085	219,603
Catalent Pharma Solutions, Inc., 4.484% (3MO LIBOR + 225), due 05/18/26 (c)	149,625	149,953
CenturyLink, Inc., 4.794% (3MO LIBOR + 275), due 02/29/24 (c)	640,474	635,849
Change Healthcare Holdings, LLC, 4.543% (3MO LIBOR + 275), due 03/01/24 (c)	136,275	135,559
Charter Communications Operating, 3.580% (3MO LIBOR + 150), due 04/30/25 (c)	500,000	502,750
CHG Healthcare Services, Inc., 5.043% (3MO LIBOR + 300), due 06/07/23 (c)	64,439	64,319

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.2% (Continued)	Par Value	Value
Clear Channel Outdoor Holdings, Inc, 4.700% (3MO LIBOR + 350), due 08/07/26 (c)	$70,000	$70,150
CommScope, Inc., 5.733% (3MO LIBOR + 325), due 02/26/26 (c)	45,811	45,606
CPA Global, 5.506% (3MO LIBOR + 325), due 10/04/24 (c)	230,767	227,666
CSC Holdings, LLC, 5.440% (3MO LIBOR + 300), due 04/15/27 (c)	154,613	154,613
Cvent, Inc., 5.794% (3MO LIBOR + 375), due 11/29/23 (c)	115,097	113,514
Dell International LLC, 4.050% (3MO LIBOR + 200), due 09/12/25 (c)	90,000	90,394
Dell International, LLC, 4.500% (3MO LIBOR + 200), due 09/07/23 (c)	500,000	502,190
DigiCert Holdings, Inc, 0.000% (3MO LIBOR + 400), due 08/07/26 (c)	90,000	89,663
Edelman Financial Center, LLC (The), 5.307% (3MO LIBOR + 325), due 12/31/21 (c)	74,712	74,765
EG America, LLC, 6.601% (3MO LIBOR + 400), due 02/07/25 (c)	214,784	212,045
EG Group Ltd., 6.330% (3MO LIBOR + 400), due 01/31/25 (c)	83,938	82,867
Envision Healthcare Corp., 5.794% (3MO LIBOR + 375), due 12/31/21 (c) (d)	44,705	36,337
Equinox Holdings, Inc., 5.043% (3MO LIBOR + 300), due 03/08/24 (c)	263,658	263,547
EW Scripps Co. (The), 4.700% (3MO LIBOR + 275), due 04/03/26 (c)	89,775	89,775
Filtration Group Corp., 5.043% (3MO LIBOR + 300), due 03/27/25 (c)	219,797	220,228
Financial & Risk US Holdings, Inc., 5.794% (3MO LIBOR + 375), due 09/18/25 (c)	117,531	118,118
Forest City, 6.044% (3MO LIBOR + 400), due 10/24/25 (c)	119,400	120,146
Garda World Security Corp., 4.700% (3MO LIBOR + 350), due 05/12/24 (c)	134,656	134,634
Gentiva Health Services, Inc., 6.250% (3MO LIBOR + 375), due 06/23/25 (c)	228,767	229,911
GOBP Holdings, Inc, 5.759% (3MO LIBOR + 350), due 10/22/25 (c)	104,869	105,361

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.2% (Continued)	Par Value	Value
Greeneden U.S. Holdings II, LLC, 5.294% (3MO LIBOR + 350), due 12/01/23 (c)	$138,457	$137,534
Hyland Software, Inc, 5.294% (3MO LIBOR + 350), due 07/01/24 (c)	301,204	300,903
Informatica, LLC, 5.294% (3MO LIBOR + 325), due 08/05/22 (c)	114,320	114,748
Intelsat Jackson Holdings S.A., 5.895% (3MO LIBOR + 375), due 11/30/23 (c)	115,382	115,634
Intrawest Resorts Holdings, Inc., 5.481% (3MO LIBOR + 325), due 12/31/20 (c)	160,538	160,739
IRB Holding Corp., 5.644% (3MO LIBOR + 325), due 01/17/25 (c)	154,624	153,830
Iron Mountain Information Management, LLC, 3.862% (3MO LIBOR + 175), due 12/22/25 (c)	70,000	69,300
JBS U.S.A. LUX S.A., 4.700% (3MO LIBOR + 250), due 04/24/26 (c)	149,625	150,249
Kronos, Inc., 5.579% (3MO LIBOR + 350), due 11/01/23 (c)	59,875	59,970
Level 3 Communications, Inc., 4.700% due 02/09/21 (c)	500,000	500,730
Life Time Fitness, Inc., 4.874% (3MO LIBOR + 300), due 06/10/22 (c)	59,675	59,634
Lower Cadence Holdings, LLC, 6.404% (3MO LIBOR + 400), due 05/09/26 (c)	114,564	111,485
Messer Industries, LLC, 5.543% (3MO LIBOR + 250), due 10/01/25 (c)	124,688	124,361
Milacron, LLC, 4.983% (3MO LIBOR + 250), due 09/28/23 (c)	110,157	110,019
MPH Acquisition Holdings, LLC, 5.351% (3MO LIBOR + 300), due 06/07/23 (c)	58,134	55,288
Nexstar Broadcasting, Inc., 4.700% (3MO LIBOR + 275), due 06/19/26 (c)	225,000	225,914
Panther BF Aggregator 2, L.P., 5.612% (3MO LIBOR + 350), due 03/18/26 (c)	531,115	525,474
Pisces Midco, Inc., 6.119% (3MO LIBOR + 375), due 03/29/25 (c)	58,621	57,302
Project Alpha Intermediate Holding, Inc., 5.180% (3MO LIBOR + 350), due 04/04/21 (c)	117,724	115,958
Radiology Partners, Inc., 7.342% (3MO LIBOR + 425), due 07/09/25 (c)	106,088	104,402

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.2% (Continued)	Par Value	Value
RentPath, LLC, 7.240% (3MO LIBOR + 475), due 12/17/21 (c) (d)	$214,407	$110,019
Science Applications International Corp., 3.794% due 11/05/25 (c)	124,063	123,986
Scientific Games International, Inc., 4.862% (3MO LIBOR + 275), due 08/14/24 (c)	59,867	59,306
Securus Technologies Holdings, Inc., 6.544% (3MO LIBOR + 450), due 06/15/24 (c)	134,271	117,487
Sedgwick Claims Management Services Inc, 6.044% (3MO LIBOR + 400), due 08/07/26 (c)	30,000	30,023
Select Medical Corp., 4.540% (3MO LIBOR + 350), due 02/13/24 (c)	229,482	229,769
SolarWinds, Inc., 4.794% (3MO LIBOR + 300), due 03/07/24 (c)	211,379	211,534
Solera, LLC, 4.794% (3MO LIBOR + 375), due 03/03/23 (c)	341,626	339,795
Sophia, L.P., 5.354% (3MO LIBOR + 325), due 09/30/22 (c)	226,860	226,812
Spade Facilities II, LLC, 5.794% (3MO LIBOR + 375), due 11/14/25 (c)	57,299	56,547
Sprint Corp., 4.700% (3MO LIBOR + 300), due 02/20/48 (c)	500,000	498,280
Starfruit Finco B.V., 5.717% due 09/19/25 (c)	92,760	90,719
TKC Holdings, Inc., 5.800% (3MO LIBOR + 425), due 02/01/23 (c)	294,622	288,939
TransDigm, Inc., 4.543% (3MO LIBOR + 250), due 06/09/23 (c)	186,409	185,793
UFC Holdings, LLC, 3.250% (3MO LIBOR + 325), due 04/30/26 (c)	79,795	79,939
US Foods, Inc, 0.000% (3MO LIBOR + 200), due 12/30/20 (c)	85,000	85,266
Verscend TLB, 6.983% (3MO LIBOR + 450), due 08/08/25 (c)	180,249	180,699
VF Holding Corp., 5.748% (3MO LIBOR + 325), due 06/04/25 (c)	118,400	114,893
Virgin Media Bristol, LLC, 4.700% (3MO LIBOR + 250), due 01/15/26 (c)	220,945	220,945
Web.com Group, Inc., 5.777% due 09/17/25 (c)	150,728	148,103
WestJet Airlines Ltd., 0.000% (3MO LIBOR + 300), due 08/07/26 (c)	105,000	105,722

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.2% (Continued)	Par Value	Value
Zelis Healthcare Corp., 0.000% (3MO LIBOR + 475), due 12/31/22 (c)	$150,000	$148,688
Total Loan Participations (Cost $15,728,100)		$15,588,372

COMMON STOCKS - 0.3%	Shares	Value
Financials - 0.3%
JPMorgan Chase & Co.	2,350	$276,571
M&T Bank Corp.	1,415	223,528
Royal Bank of Canada (b)	3,053	247,781
U.S. Bancorp	4,531	250,746
		998,626
Industrials - 0.0% (e)
HC2 Holdings, Inc. (b) (f)	10,600	24,910

Total Common Stocks (Cost $1,024,805)		$1,023,536

PREFERRED STOCKS - 0.8%	Shares	Value
American Electric Power Co., Inc., 6.125% (b)	6,650	$366,282
Becton Dickinson and Co. - Series A, 6.125%	6,600	408,606
Broadcom, Inc., 8.000% (f)	190	194,823
Crown Castle International Corp. - Series A, 6.875%	200	252,810
Fortive Corp. - Series A, 5.000% (b)	460	414,980
South Jersey Industries, Inc., 7.250% (b)	2,800	145,600
U.S. Bancorp - Series A, 3.500% (b)	375	316,688
U.S. Bancorp, 5.500% (b)	6,900	185,817
Wells Fargo & Co. - Series Q, 5.850% (b)	7,300	192,866
Total Preferred Stocks (Cost $2,499,551)		$2,478,472

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTIONS - 0.0% (e)	Contracts	Notional Amount	Value
Currency Call Options - 0.0% (e)
Japanese Yen, 02/26/20 at 108.5	945,000	$945,000	$9,075
Mexican Peso, 02/20/20 at 21.25	1,170,000	1,170,000	12,911
Mexican Peso, 09/11/20 at 22.5	1,200,000	1,200,000	25,458
		3,315,000	47,444
Currency Put Options - 0.0% (e)
Japanese Yen, 02/26/20 at 97.0	1,417,500	1,417,500	2,591

Total Purchased Options (Cost $59,195)		$4,732,500	$50,035

The average monthly notional value of purchased options during the period ended September 30, 2019 was $1,671,389.

PURCHASED SWAPTION CONTRACTS - 0.0% (e)
Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Value
Calls
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.270%	02/26/20	$5,187,000	$3,937
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.295%	03/02/20	4,947,000	2,350
Barclays Capital	Interest Rate, 3MO LIBOR	5.020%	03/14/20	2,737,000	8,643
				12,871,000	14,930
Puts
Morgan Stanley Capital	Interest Rate, 3MO LIBOR			3,600,000	31,310

Total Purchased Swaption Contracts (Cost $52,587)				$16,471,000	$46,240

The average monthly notional value of purchased swaption contracts during the period ended September 30, 2019 was $36,177,556.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.5%	Shares	Value
Voya Emerging Markets Hard Currency Debt Fund - Class P	346,480	$3,378,182
Voya Floating Rate Fund - Class P	1,398,618	13,258,899
Total Affiliated Registered Investment Companies (Cost $16,826,162)		$16,637,081

MONEY MARKET FUNDS - 1.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.85% (g)	3,148,112	$3,148,112
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.93% (g) (h)	2,505,380	2,505,380
Total Money Market Funds (Cost $5,653,492)		$5,653,492

Total Investments at Value - 100.3% (Cost $295,652,780)		$303,044,125

Liabilities in Excess of Other Assets - (0.3%)		(793,580)

Net Assets - 100.0%		$302,250,545

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	This security or a partial position of this security is on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $5,742,294 (Note 5).
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Illiquid security. The total value of such securities was $4,014,134 as of September 30, 2019, representing 1.3% of net assets
(e)	Percentage rounds to less than 0.1%.
(f)	Non-income producing security.
(g)	The rate shown is the 7-day effective yield as of September 30, 2019.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2019 was $2,505,380. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $3,363,898 (Note 5).

BBSW -	Australian Bank Bill Swap Rate.

CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
CV -	Convertible Security.
EURIBOR -	Euro Interbank Offered Rate.
LIBOR -	London Interbank Offered Rate.
NIBOR -	Norwegian Interbank Offered Rate.
144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $95,710,221 as of September 30, 2019, representing 31.7% of net assets.

LIBOR rates as of September 30, 2019:

1MO LIBOR   2.01563%

3MO LIBOR   2.08513%

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF FUTURES CONTRACTS

September 30, 2019 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
TREASURY FUTURES
2-Year U.S. Treasury Note Future	35	12/31/2019	$7,542,773	$(14,097)
5-Year U.S. Treasury Note Future	322	12/31/2019	38,368,312	(199,558)
10-Year U.S. Treasury Note Future	4	12/19/2019	521,188	(5,320)

Total Futures Contracts			$46,432,273	$(218,975)

The average monthly notional amount of future contracts during the period ended September 30, 2019 was $42,971,135.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

September 30, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
FOREIGN FUTURES
Euro-BTP Italian Government Bond Futures	11	12/06/2019	$1,748,681	$(14,253)

TREASURY FUTURES
5-Year U.S. Treasury Note Future	4	12/31/2019	476,625	2,522
CME Ultra Long-Term U.S. Treasury Bond Futures	11	12/19/2019	2,112,000	64,601
U.S. Treasury Long Bond Future	32	12/19/2019	5,195,000	59,364
Total Treasury Futures			7,783,625	126,487

Total Futures Contracts Sold Short			$9,532,306	$112,234

The average monthly notional amount of future contracts sold short during the period ended September 30, 2019 was $3,310,611.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

September 30, 2019 (Unaudited)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit iTraxx Europe Crossover Index, Series 32 (Buy Protection)	12/20/2024	Intercontinental Exchange	(5.00%)	5.00%	$6,790,000	$(959,289)	$(989,858)	$30,569

Markit CDX North America High Yield Index, Series 33 (Sell Protection)	12/20/2024	Intercontinental Exchange	5.00%	5.00%	7,610,000	507,130	513,701	(6,571)

Total						$(452,159)	$(476,157)	$23,998

The average monthly notional value of centrally cleared credit default swap contracts during the period ended September 30, 2019 was $4,783,089.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

September 30, 2019 (Unaudited)

Notional Amount	Maturity Date	Payment Received	Payment Made	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

$1,515,000	8/5/2029	3MO LIBOR	1.816%	$(34,666)	$-	$(34,666)
$1,417,000	8/5/2029	3MO LIBOR	1.533%	4,411	-	4,411
EUR 988,000	3/17/2030	(0.1350%)	6MO EURIBOR	(2,223)	(1,751)	(472)
EUR 470,000	3/17/2050	(0.1915%)	6MO EURIBOR	6,244	3,633	2,611

Total				$(26,234)	$1,882	$(28,116)

EURIBOR - Euro Interbank Offer Rate

LIBOR - London Interbank Offer Rate

The average monthly notional amount of centrally cleared interest rate swap contracts during the period ended September 30, 2019 was $5,192,444.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF WRITTEN OPTION CONTRACTS

September 30, 2019 (Unaudited)

Description	Contracts	Notional Amount	Value	Unrealized Appreciation

Currency Put Options
Japanese Yen, 02/26/20 at 100.0	1,417,500	$1,417,500	$(4,855)	$6,737

Total Written Option Contracts			$(4,855)	$6,737

The average monthly notional amount of option contracts sold short during the period ended September 30, 2019 was $157,500.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF WRITTEN SWAPTION CONTRACTS

September 30, 2019 (Unaudited)

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Puts
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	2.200%	08/07/19	$1,900,000	$(35,643)	$63,270

Total Written Swaption Contracts					$(35,643)	$63,270

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of swaption contracts sold short during the period ended September 30, 2019 was $3,411,111.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND -

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

September 30, 2019 (Unaudited)

			U.S. $ Value at		U.S. $ Value at	Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	September 30, 2019	Fund Delivering	September 30, 2019	Unrealized Appreciation	Unrealized Depreciation

Australia and New Zealand Banking Group Ltd.	2/12/2020	AUD	785,927	CAD	788,345	$-	$(2,418)
Australia and New Zealand Banking Group Ltd.	2/12/2020	AUD	91,466	USD	92,983	-	(1,517)
Australia and New Zealand Banking Group Ltd.	2/12/2020	NZD	201,358	AUD	202,997	-	(1,639)
Australia and New Zealand Banking Group Ltd.	2/12/2020	NZD	31,401	USD	32,202	-	(801)
Australia and New Zealand Banking Group Ltd.	2/12/2020	USD	1,201,935	AUD	1,183,035	18,900	-
Australia and New Zealand Banking Group Ltd.	2/12/2020	USD	434,814	NZD	422,892	11,922	-
Australia and New Zealand Banking Group Ltd.	2/12/2020	USD	696,525	NZD	676,782	19,743	-
Barclays Capital, Inc.	11/8/2019	USD	185,565	COP	184,633	932	-
Barclays Capital, Inc.	11/8/2019	USD	185,354	COP	184,633	721	-
BBVA Securities, Inc.	11/8/2019	COP	185,386	USD	189,417	-	(4,031)
BNP Paribas	10/25/2019	USD	809,701	AUD	797,539	12,162	-
BNP Paribas	11/8/2019	USD	375,532	PEN	377,364	-	(1,832)
Brown Brothers Harriman & Co.	10/25/2019	CAD	522,065	USD	522,000	65	-
Brown Brothers Harriman & Co.	10/25/2019	CAD	417,485	USD	417,000	485	-
Brown Brothers Harriman & Co.	10/25/2019	CHF	388,602	USD	392,000	-	(3,398)
Brown Brothers Harriman & Co.	10/25/2019	CHF	509,295	USD	514,000	-	(4,705)
Brown Brothers Harriman & Co.	10/25/2019	CHF	619,148	USD	627,000	-	(7,852)
Brown Brothers Harriman & Co.	10/25/2019	CHF	593,126	USD	596,000	-	(2,874)
Brown Brothers Harriman & Co.	10/25/2019	CHF	950,294	USD	950,000	294	-
Brown Brothers Harriman & Co.	10/25/2019	EUR	194,742	USD	198,000	-	(3,258)
Brown Brothers Harriman & Co.	11/8/2019	EUR	50,646	USD	51,501	-	(855)
Brown Brothers Harriman & Co.	10/25/2019	GBP	358,246	USD	360,000	-	(1,754)
Brown Brothers Harriman & Co.	10/25/2019	GBP	717,537	USD	720,000	-	(2,463)
Brown Brothers Harriman & Co.	10/25/2019	GBP	508,486	USD	516,000	-	(7,514)
Brown Brothers Harriman & Co.	10/25/2019	GBP	313,813	USD	314,000	-	(187)
Brown Brothers Harriman & Co.	10/25/2019	NOK	341,181	USD	343,000	-	(1,819)
Brown Brothers Harriman & Co.	10/25/2019	USD	228,000	AUD	227,862	138	-
Brown Brothers Harriman & Co.	10/25/2019	USD	925,000	CAD	924,356	644	-
Brown Brothers Harriman & Co.	10/25/2019	USD	2,766,096	CHF	2,731,275	34,821	-
Brown Brothers Harriman & Co.	10/25/2019	USD	502,000	CHF	499,096	2,904	-
Brown Brothers Harriman & Co.	10/25/2019	USD	547,000	CHF	543,625	3,375	-
Brown Brothers Harriman & Co.	10/25/2019	USD	214,000	EUR	211,840	2,160	-
Brown Brothers Harriman & Co.	10/25/2019	USD	396,000	GBP	389,715	6,285	-
Brown Brothers Harriman & Co.	10/25/2019	USD	521,000	GBP	510,979	10,021	-
Brown Brothers Harriman & Co.	10/25/2019	USD	792,000	GBP	783,486	8,514	-
Brown Brothers Harriman & Co.	10/25/2019	USD	467,000	NOK	466,762	238	-
Citigroup	2/12/2020	AUD	1,134,851	JPY	1,144,340	-	(9,489)
Citigroup	2/12/2020	JPY	574,289	USD	575,000	-	(711)
Citigroup	2/12/2020	MXP	287,927	USD	290,000	-	(2,073)
Citigroup	2/12/2020	MXP	206,460	USD	207,719	-	(1,259)
Citigroup	10/25/2019	NOK	537,280	USD	540,000	-	(2,720)
Citigroup	10/25/2019	USD	174,000	AUD	173,921	79	-
Citigroup	11/8/2019	USD	574,914	BRL	559,692	15,222	-
Citigroup	2/12/2020	USD	448,737	BRL	440,066	8,671	-
Citigroup	2/12/2020	USD	362,892	GBP	358,450	4,442	-
Citigroup	11/8/2019	USD	375,720	IDR	379,985	-	(4,265)
Citigroup	2/12/2020	USD	203,491	MXP	201,957	1,534	-
Citigroup	10/25/2019	USD	365,000	NOK	359,041	5,959	-
Citigroup	10/25/2019	USD	340,000	NOK	334,900	5,100	-
Goldman Sachs Bank, USA	2/12/2020	EUR	91,666	USD	92,925	-	(1,259)
Goldman Sachs Bank, USA	2/12/2020	MXP	286,315	USD	290,000	-	(3,685)
Goldman Sachs Bank, USA	2/12/2020	NOK	432,848	CAD	438,550	-	(5,702)
Goldman Sachs Bank, USA	2/12/2020	NOK	430,816	CAD	434,769	-	(3,953)
Goldman Sachs Bank, USA	2/12/2020	USD	173,917	MXP	173,003	914	-
Goldman Sachs Bank, USA	11/8/2019	USD	723,834	PLN	710,081	13,753	-

WILSHIRE INCOME OPPORTUNITIES FUND -

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

September 30, 2019 (Unaudited)

			U.S. $ Value at		U.S. $ Value at	Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	September 30, 2019	Fund Delivering	September 30, 2019	Unrealized Appreciation	Unrealized Depreciation

HSBC Bank, USA	2/12/2020	GBP	358,450	USD	364,437	$-	$(5,987)
HSBC Bank, USA	2/12/2020	GBP	358,450	USD	365,546	-	(7,096)
HSBC Bank, USA	2/12/2020	JPY	577,264	USD	580,000	-	(2,736)
HSBC Bank, USA	2/12/2020	JPY	577,315	USD	580,000	-	(2,685)
HSBC Bank, USA	2/12/2020	USD	1,151,563	AUD	1,134,851	16,712	-
HSBC Bank, USA	2/12/2020	USD	109,527	EUR	109,087	440	-
HSBC Bank, USA	2/12/2020	USD	138,689	GBP	137,939	750	-
ING Financial Markets, LLC	11/8/2019	USD	19,000	PLN	18,870	130	-
Morgan Stanley Capital	2/12/2020	CAD	217,385	NOK	214,049	3,336	-
Morgan Stanley Capital	11/8/2019	COP	179,141	USD	185,000	-	(5,859)
Morgan Stanley Capital	11/8/2019	PEN	10,076	USD	10,011	65	-
Morgan Stanley Capital	11/8/2019	PLN	733,240	USD	748,585	-	(15,345)
Morgan Stanley Capital	10/25/2019	USD	198,000	AUD	197,628	372	-
Morgan Stanley Capital	11/8/2019	USD	9,000	BRL	9,026	-	(26)
Morgan Stanley Capital	11/8/2019	USD	35,616	EUR	35,478	138	-
Morgan Stanley Capital	2/12/2020	USD	7,571,818	EUR	7,460,159	111,659	-
Morgan Stanley Capital	10/25/2019	USD	2,727,286	GBP	2,717,523	9,763	-
Morgan Stanley Capital	10/25/2019	USD	218,000	GBP	217,977	23	-
Royal Bank of Canada, Toronto	2/12/2020	NZD	221,534	AUD	223,386	-	(1,852)
Royal Bank of Canada, Toronto	2/12/2020	USD	2,104,733	CAD	2,086,893	17,840	-
Standard Chartered Securities N.A.	2/12/2020	USD	732,541	EUR	726,808	5,733	-
Standard Chartered Securities N.A.	2/12/2020	USD	580,000	JPY	576,548	3,452	-
State Street Bank, Boston	10/25/2019	AUD	192,111	USD	196,000	-	(3,889)
State Street Bank, Boston	10/25/2019	AUD	238,012	USD	242,000	-	(3,988)
State Street Bank, Boston	10/25/2019	AUD	229,064	USD	233,000	-	(3,936)
State Street Bank, Boston	10/25/2019	AUD	240,210	USD	243,000	-	(2,790)
State Street Bank, Boston	10/25/2019	AUD	207,436	USD	209,000	-	(1,564)
State Street Bank, Boston	2/12/2020	BRL	216,007	USD	214,904	1,103	-
State Street Bank, Boston	2/12/2020	CAD	655,935	NOK	644,328	11,607	-
State Street Bank, Boston	10/25/2019	CAD	1,458,742	USD	1,467,129	-	(8,387)
State Street Bank, Boston	10/25/2019	CAD	212,680	USD	212,000	680	-
State Street Bank, Boston	10/25/2019	CAD	343,736	USD	343,000	736	-
State Street Bank, Boston	10/25/2019	CHF	264,881	USD	268,000	-	(3,119)
State Street Bank, Boston	10/25/2019	CHF	510,452	USD	514,000	-	(3,548)
State Street Bank, Boston	10/25/2019	GBP	714,518	USD	718,000	-	(3,482)
State Street Bank, Boston	10/25/2019	GBP	417,517	USD	422,000	-	(4,483)
State Street Bank, Boston	2/12/2020	GBP	358,450	USD	361,594	-	(3,144)
State Street Bank, Boston	2/12/2020	GBP	111,730	USD	114,142	-	(2,412)
State Street Bank, Boston	2/12/2020	MXP	207,389	USD	207,719	-	(330)
State Street Bank, Boston	10/25/2019	NOK	1,507,152	USD	1,529,808	-	(22,656)
State Street Bank, Boston	10/25/2019	NOK	627,896	USD	637,000	-	(9,104)
State Street Bank, Boston	10/25/2019	NZD	1,036,504	USD	1,066,611	-	(30,107)
State Street Bank, Boston	10/25/2019	SEK	1,191,905	USD	1,223,419	-	(31,514)
State Street Bank, Boston	10/25/2019	USD	464,000	CAD	462,126	1,874	-
State Street Bank, Boston	10/25/2019	USD	423,000	CAD	421,808	1,192	-
State Street Bank, Boston	10/25/2019	USD	313,000	CAD	313,502	-	(502)
State Street Bank, Boston	10/25/2019	USD	209,000	CAD	208,923	77	-
State Street Bank, Boston	10/25/2019	USD	1,067,839	EUR	1,051,286	16,553	-
State Street Bank, Boston	2/12/2020	USD	362,298	EUR	356,290	6,008	-
State Street Bank, Boston	10/25/2019	USD	814,000	GBP	801,204	12,796	-
State Street Bank, Boston	10/25/2019	USD	846,224	JPY	833,431	12,793	-
State Street Bank, Boston	2/12/2020	USD	203,491	MXP	202,617	874	-
State Street Bank, Boston	2/12/2020	USD	210,880	MXP	208,264	2,616	-
State Street Bank, Boston	2/12/2020	USD	580,000	MXP	570,802	9,198	-
State Street Bank, Boston	10/25/2019	USD	260,000	NOK	256,310	3,690	-
State Street Bank, Boston	10/25/2019	USD	427,000	NOK	421,567	5,433	-
State Street Bank, Boston	10/25/2019	USD	418,000	NOK	411,068	6,932	-
State Street Bank, Boston	10/25/2019	USD	194,000	NOK	190,881	3,119	-
State Street Bank, Boston	2/12/2020	USD	1,492,258	NOK	1,465,711	26,547	-
State Street Bank, Boston	10/25/2019	USD	1,040,000	NZD	1,033,197	6,803	-

WILSHIRE INCOME OPPORTUNITIES FUND -

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

September 30, 2019 (Unaudited)

			U.S. $ Value at		U.S. $ Value at	Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	September 30, 2019	Fund Delivering	September 30, 2019	Unrealized Appreciation	Unrealized Depreciation

TD Securities (USA) LLC	2/12/2020	USD	415,665	CAD	416,221	-	(556)
UBS AG, Stamford	2/12/2020	USD	223,882	SGD	223,664	218	-

Total						$491,260	$(265,130)

AUD - Australian Dollar	GBP - British Pound Sterling	NZD - New Zealand Dollar
BRL - Brazilian Real	IDR - Indonesian Rupiah	PEN - Peruvian Sole
CAD - Canadian Dollar	JPY - Japanese Yen	PLN - Polish Zloty
CHF - Swiss Franc	MXP - Mexican Peso	SEK - Swedish Krona
COP - Columbian Peso	NOK - Norway Krona	SGD - Singapore Dollar
EUR - Euro

For the period ended September 30, 2019, the average volume of activity of forward foreign currency contracts was as follows:

Average Monthly Notional Amount Purchased	$76,810,925
Average Monthly Notional Amount Sold	$98,869,050

See accompanying notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

1. Securities valuation

The Wilshire Mutual Funds, Inc. (the “Company”) consists of seven separate investment portfolios. The portfolios presented in these statements are: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (collectively the “Portfolios,” each a “Portfolio” of the Company).

Securities listed or traded on U.S. exchanges, including futures, swap contracts and swaptions, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) system, for which there have been no sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and asked prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and asked prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value Wilshire International Equity Fund’s securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2019, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of September 30, 2019:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$199,414,554	$-	$-	$199,414,554
Money Market Funds	3,317,961	-	-	3,317,961
Total	$202,732,515	$-	$-	$202,732,515

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$184,741,290	$-	$-	$184,741,290
Money Market Funds	3,425,135	-	-	3,425,135
Total	$188,166,425	$-	$-	$188,166,425

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total

Common Stocks	$58,561,378	$-	$0	*	$58,561,378
Money Market Funds	2,684,826	-	-		2,684,826
Total	$61,246,204	$-	$0		$61,246,204

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$56,935,859	$-	$-	$56,935,859
Money Market Funds	686,045	-	-	686,045
Total	$57,621,904	$-	$-	$57,621,904

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$187,501,198	$-	$1,730	*	$187,502,928
Rights	-	-	229	*	229
Money Market Funds	1,785,307	-	-		1,785,307
Total	$189,286,505	$-	$1,959		$189,288,464

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$67,649,997	$294,016,674	$0	*	$361,666,671
Preferred Stocks	520,469	244,382	-		764,851
Rights	419	-	-		419
Money Market Funds	3,911,927	-	-		3,911,927
Total	$72,082,812	$294,261,056	$0		$366,343,868

* Includes securities that have been fair valued at $0.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$-	$29,734,817	$-	$29,734,817
Agency Mortgage-Backed Obligations	-	22,518,609	-	22,518,609
Non-Agency Mortgage-Backed Obligations	-	56,116,482	-	56,116,482
Non-Agency Mortgage-Backed Obligation Interest-Only Strips	-	8,162,023	-	8,162,023
Asset-Backed Securities	-	6,882,688	-	6,882,688
Collateralized Loan Obligations	-	10,567,188	-	10,567,188
Investment-Grade Corporate Obligations	-	20,478,973	-	20,478,973
High Yield Corporate Obligations	-	36,414,620	-	36,414,620
Foreign Bonds	-	70,691,497	-	70,691,497
Loan Participations	-	15,588,372	-	15,588,372
Common Stocks	1,023,536	-	-	1,023,536
Preferred Stocks	2,478,472	-	-	2,478,472
Purchased Options	50,035	-	-	50,035
Purchased Swaption Contracts	46,240	-	-	46,240
Affiliated Registered Investment Companies	16,637,081	-	-	16,637,081
Money Market Funds	5,653,492	-	-	5,653,492
Total	$25,888,856	$277,155,269	$-	$303,044,125

Other Financial Instruments**
Futures Contracts	$(218,975)	$-	$-	$(218,975)
Futures Contracts Sold Short	$112,234	$-	$-	$112,234
Option Contracts Sold Short	$(4,855)	$-	$-	$(4,855)
Interest Rate Swaptions Sold Short	$(35,643)	$-	$-	$(35,643)
Interest Rate Swap Contracts	$(28,116)	$-	$-	$(28,116)
Credit Default Swap Contracts	$23,998	$-	$-	$23,998
Forward Foreign Currency Contracts	$226,130	$-	$-	$226,130

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as future contracts, interest rate swap contracts, credit default swap contracts and forward foreign currency contracts. These instruments are valued at the unrealized appreciation (depreciation) on the instument.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by asset type, industry or sector type or country of domicile. Large Company Growth Portfolio, Large Company Value Portfolio, and Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2019. As of September 30, 2019, Small Company Growth Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) total $0; Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $1,730 and $229, respectively; Wilshire International Equity Fund held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment transactions

Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2019:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax Cost	$127,899,594	$171,684,783	$50,682,732	$56,141,980

Aggregate gross unrealized appreciation	$78,762,205	$28,653,523	$13,271,438	$4,584,679
Aggregate gross unrealized depreciation	(3,929,284)	(12,171,881)	(2,707,966)	(3,104,755)

Net unrealized appreciation	$74,832,921	$16,481,642	$10,563,472	$1,479,924

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax Cost	$59,019,819	$338,413,478	$295,758,125

Aggregate gross unrealized appreciation	$134,026,159	$54,976,988	$12,704,715
Aggregate gross unrealized depreciation	(3,757,514)	(27,046,598)	(5,418,715)

Net unrealized appreciation	$130,268,645	$27,930,390	$7,286,000

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated investments

Due to Voya Investment Management Co. LLC managing a portion of Wilshire Income Opportunities Fund, certain securities held by such Portfolio are considered affiliated investments. Purchases of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the period ended September 30, 2019 and the value of such investments as of September 30, 2019 were as follows:

Affiliated Investment	Value as of December 31, 2018	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2019	Income Distributions

Voya Emerging Markets Hard Currency Debt Fund - Class P	$3,001,354	$123,656	$-	$-	$253,172	$3,378,182	$126,710
Voya Floating Rate Fund - Class P	12,807,636	4,085,025	(3,724,500)	(105,300)	196,038	13,258,899	594,390
Voya High Yield Bond Fund - Class P	1,550,927	60,157	(1,725,333)	15,875	98,374	-	52,165
	$17,359,917	$4,268,838	$(5,449,833)	$(89,425)	$547,584	$16,637,081	$773,265

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Securities Lending

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Securities loaned are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Northern Trust Company (“NTC”), the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at September 30, 2019 are shown on the Schedules of Investments. Shares of the Northern Trust Institutional Liquid Asset Portfolio were purchased with proceeds from cash collateral received from securities on loan. The Portfolios do not have effective control of the non-cash collateral and therefore it is not disclosed in the Portfolios’ Schedules of Investments. Securities on loan are also collateralized by various U.S. Treasury obligations.

Securities lending transactions are entered into by the Portfolios under the agreement entered into with NTC, which permits the Portfolios, under certain circumstances such as an event of default, to offset amounts payable to the Portfolios to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Portfolios.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral, which are subject to offset as of September 30, 2019:

		Collateral Received
Portfolio	Value of Securities on Loan	Value of Cash Collateral Received	Value of Non-Cash Collateral Received*	Net Amount

Large Company Growth Portfolio	$13,583,625	$-	$13,583,625	$-
Large Company Value Portfolio	11,399,856	3,700	11,396,156	-
Small Company Growth Portfolio	12,645,643	1,062,917	11,582,726	-
Small Company Value Portfolio	6,868,121	343,488	6,524,633	-
Wilshire 5000 IndexSM Fund	13,434,025	958,862	12,475,163	-
Wilshire International Equity Fund	5,552,176	822,023	4,730,153	-
Wilshire Income Opportunities Fund	5,742,294	2,505,380	3,236,914	-

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The value of loaned securities and related collateral outstanding at September 30, 2019 are shown in the Portfolios’ Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2019, the cash collateral was invested in shares of Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Index Bonds (collectively, “U.S. Government Securities”) with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 and 90 Days	>90 Days	Total

Large Company Growth Portfolio
Money Market Funds	$-	$-	$-	$-	$-
U.S. Government Securities	-	3,398	90,461	13,875,074	13,968,933
Total	$-	$3,398	$90,461	$13,875,074	$13,968,933

Large Company Value Portfolio
Money Market Funds	$3,700	$-	$-	$-	$3,700
U.S. Government Securities	-	187,879	202,116	11,253,063	11,643,058
Total	$3,700	$187,879	$202,116	$11,253,063	$11,646,758

Small Company Growth Portfolio
Money Market Funds	$1,062,917	$-	$-	$-	$1,062,917
U.S. Government Securities	-	129,155	211,717	11,440,784	11,781,656
Total	$1,062,917	$129,155	$211,717	$11,440,784	$12,844,573

Small Company Value Portfolio
Money Market Funds	$373,488	$-	$-	$-	$373,488
U.S. Government Securities	-	35,810	152,253	6,464,099	6,652,162
Total	$373,488	$35,810	$152,253	$6,464,099	$7,025,650

Wilshire 5000 IndexSM Fund
Money Market Funds	$958,862	$-	$-	$-	$958,862
U.S. Government Securities	-	54,780	153,447	12,475,348	12,683,575
Total	$958,862	$54,780	$153,447	$12,475,348	$13,642,437

Wilshire International Equity Fund
Money Market Funds	$822,023	$-	$-	$-	$822,023
U.S. Government Securities	-	19,372	46,506	4,858,201	4,924,079
Total	$822,023	$19,372	$46,506	$4,858,201	$5,746,102

Wilshire Income Opportunities Fund
Money Market Funds	$2,505,380	$-	$-	$-	$2,505,380
U.S. Government Securities	-	-	6,330	3,357,568	3,363,898
Total	$2,505,380	$-	$6,330	$3,357,568	$5,869,278

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

6. Sector Risk

If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of September 30, 2019, Large Company Growth Portfolio had 33.9% of the value of its net assets invested in stocks within the Information Technology Sector; Large Company Value Portfolio had 26.6% of the value of its net assets invested in stocks within the Financials sector; Small Company Growth Portfolio had 25.7% and 26.2% of the value of its net assets invested in stocks within the Health Care and Information Technology sectors, respectively; and Small Company Value Portfolio had 32.6% of the value of its net assets invested in stocks within the Financials sector.